UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03447

SEI Tax Exempt Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: August 31, 2013

Date of reporting period: May 31, 2013

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)

Tax Free Fund

May 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 98.0%

California — 6.1%
ABAG Finance, Authority for Nonprofit, Marin Country Day School Project, RB
0.140%, 06/06/13 (A)(B)	$2,015	$2,015
California State, Health Facilities Financing Authority, CP
0.200%, 11/12/13	2,000	2,000
Eclipse Funding Trust, RB
0.200%, 06/06/13 (A)(B)	8,275	8,275
Metropolitan Water District of Southern California, Ser B-4, RB
0.100%, 06/05/13 (B)	9,200	9,200
West Hills, Community College District, COP
0.110%, 06/05/13 (A)(B)	17,000	17,000

		38,490

Colorado — 1.9%
Colorado State, Educational & Cultural Facilities Authority, Capital Christian School Project, RB
0.130%, 06/06/13 (A)(B)	8,100	8,100
Colorado State, Educational & Cultural Facilities Authority, Fountain Valley School Project, RB
0.230%, 06/06/13 (A)(B)	4,115	4,115

		12,215

Connecticut — 3.7%
Connecticut State, Health & Educational Facility Authority, Ser A, RB
0.120%, 06/06/13 (B)	5,100	5,100
Connecticut State, Housing Finance Authority, Ser B4, RB
0.120%, 06/06/13 (B)	12,780	12,780
Connecticut State, Industrial Development Authority, Bradley Airport Hotel Project, RB
0.150%, 06/06/13 (A)(B)	5,285	5,285

		23,165

Florida — 4.3%
Duval County, Housing Finance Authority, Glades Apartment Project, RB
0.180%, 06/06/13 (A)(B)	100	100
Florida State, Development Finance Authority, Center Court Properties Project, RB
0.200%, 06/06/13 (A)(B)	1,900	1,900

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Florida State, Housing Finance Authority, Multi-Family Woodlands Project, RB
0.160%, 06/05/13 (A)(B)	$10,250	$10,250
Kissimmee, Utility Authority Ser B, CP
0.180%, 06/03/13	8,000	8,000
Palm Beach County, Revenue Authority, Henry Morrison Flagler Project, RB
0.170%, 06/06/13 (A)(B)	1,800	1,800
RBC Municipal Products Trust, GO
0.120%, 06/06/13 (A)(B)	4,750	4,750

		26,800

Georgia — 4.1%
Cobb County, Development Authority, Mount Paran Christian School Project, RB
0.170%, 06/06/13 (A)(B)	2,200	2,200
Georgia State, Ser B, GO
5.750%, 08/01/13	1,000	1,009
Macon, Water Authority, Ser A, RB
0.170%, 06/06/13 (B)	10,805	10,805
Main Street Natural Gas Authority, Ser A, RB
0.180%, 06/06/13 (B)	11,950	11,950

		25,964

Illinois — 10.4%
Bloomington, GO
0.210%, 06/05/13 (B)	100	100
Chicago, GO
0.070%, 06/01/13 (A)(B)	13,600	13,600
Chicago, Ser D, GO
0.080%, 06/01/13 (A)(B)	5,700	5,700
Illinois State, Development Finance Authority, Christian Brothers Services Project, RB
0.280%, 06/05/13 (A)(B)	700	700
Illinois State, Development Finance Authority, McCormick Theological Project, Ser A, RB
0.170%, 06/05/13 (A)(B)	700	700
Illinois State, Development Finance Authority, North Shore Country Day Project, RB
0.170%, 06/05/13 (A)(B)	6,100	6,100
Illinois State, Development Finance Authority, University of Chicago Project, Ser C, RB
0.170%, 06/06/13 (B)	20,000	20,000
Illinois State, Finance Authority, RB
0.130%, 06/06/13 (A)(B)	4,400	4,400
JPMorgan Chase Putters/Drivers Trust, Ser 4048, RB
0.320%, 06/01/13 (A)(B)	7,270	7,270

1	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Schedule of Investments (Unaudited)

Tax Free Fund

May 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

JPMorgan Chase Putters/Drivers Trust, Ser 4279, GO
0.160%, 06/05/13 (B)	$7,000	$7,000

		65,570

Indiana — 6.5%
Eclipse Funding Trust, RB, FSA
0.100%, 06/01/13 (A)(B)	12,285	12,285
Indiana State, Development Finance Authority, Children’s Museum Project, RB
0.150%, 06/05/13 (B)	5,600	5,600
Indiana State, Development Finance Authority, Depauw University Project, Ser A, RB
0.130%, 06/03/13 (A)(B)	1,750	1,750
Indiana State, Development Finance Authority, Goodwill Industries Michiana Project, Ser A, RB
0.219%, 06/06/13 (A)(B)	2,215	2,215
Indiana State, Finance Authority, Indiana University Health Systems Project, Ser C, RB
0.130%, 06/05/13 (A)(B)	4,845	4,845
Indiana State, Finance Authority, Midwestern Disaster Relief Project, RB
0.150%, 06/06/13 (A)(B)	4,000	4,000
Indiana State, Industrial Development Finance Authority, Brebeuf Preparatory School Project, RB
0.280%, 06/06/13 (A)(B)	3,500	3,500
Indiana State, Industrial Development Finance Authority, Goodwill Industries Center Project, RB
0.220%, 06/06/13 (A)(B)	365	365
Marshall County, Industrial Economic Development Authority, Culver Educational Foundation Project, RB
0.160%, 06/06/13 (A)(B)	6,600	6,600

		41,160

Iowa — 0.2%
Iowa State, Finance Authority, Morningside College Project, RB
0.210%, 06/01/13 (A)(B)	1,000	1,000

Kentucky — 2.7%
Boone County, Pollution Control Revenue Authority, Duke Energy Project, RB
0.160%, 06/05/13 (A)(B)	5,500	5,500
Middletown, Educational Building Improvement Authority, Christian Project, RB
0.230%, 06/06/13 (A)(B)	555	555

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Seneca Gardens, Louisville Presbyterian Project, RB
0.150%, 06/06/13 (A)(B)	$3,670	$3,670
Williamstown, League of Cities, Funding Trust, Ser B, RB
0.160%, 06/07/13 (A)(B)	7,000	7,000

		16,725

Massachusetts — 0.9%
Massachusetts State, Development Finance Agency, Seven Hills Foundation Project, Ser A, RB
0.130%, 06/06/13 (A)(B)	475	475
Massachusetts State, Industrial Finance Agency, New England College Project, RB
0.150%, 06/05/13 (A)(B)	4,865	4,865

		5,340

Michigan — 1.4%
L’Anse Creuse, Public Schools, School Building & Site Project, GO
0.220%, 06/01/13 (B)	7,235	7,235
Parchment, School District, Ser 2836, GO, FSA
0.200%, 06/01/13 (B)	1,835	1,835

		9,070

Minnesota — 0.2%
Austin, Industrial Development Authority, Supervalu Project, RB
0.150%, 06/05/13 (A)(B)	1,325	1,325

Missouri — 0.9%
Missouri State, Health & Educational Facilities Authority, St. Louis Priory School Project, RB
0.220%, 06/06/13 (A)(B)	995	995
St. Louis County, Industrial Development Authority, Schnuck Markets Kirkwood Project, RB
0.200%, 06/06/13 (A)(B)	1,200	1,200
St. Louis, Industrial Development Authority, Kingsburg Place Apartments Project, RB
0.230%, 06/06/13 (A)(B)	3,170	3,170

		5,365

Nebraska — 1.1%
Central Plains, Energy Project No. 2, RB
0.180%, 06/06/13 (B)	7,030	7,030

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Schedule of Investments (Unaudited)

Tax Free Fund

May 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Hampshire — 2.3%
New Hampshire State, Business Finance Authority, Taylor Home Project, Ser B, RB
0.160%, 06/06/13 (A)(B)	$2,395	$2,395
New Hampshire State, Health & Education Facilities Authority, RB
0.180%, 06/06/13 (A)(B)	2,285	2,285
New Hampshire State, Health & Education Facilities Authority, Ser B, RB
0.200%, 06/01/13 (B)	10,000	10,000

		14,680

New Jersey — 0.2%
Borough of Dumont, BAN
1.200%, 06/27/13	1,525	1,525

New York — 14.3%
Forest City, New Rochelle Certificate Trust, RB
0.270%, 06/06/13 (A)(B)	13,140	13,140
Nassau County, Interim Finance Authority, Ser B, RB
0.110%, 06/05/13 (A)(B)	18,000	18,000
New York City, Housing Development Authority, Ser A, RB
0.180%, 06/06/13 (A)(B)	4,100	4,100
New York City, Municipal Water Finance Authority, Ser B2, RB
0.160%, 06/06/13 (B)	100	100
New York City, Ser J10, GO
0.150%, 06/06/13 (A)(B)	1,300	1,300
New York City, Sub-Ser I, GO
0.140%, 06/01/13 (A)(B)	15,000	15,000
New York State, Dormitory Authority, Culinary Institute of America Project, RB
0.160%, 06/06/13 (A)(B)	1,800	1,800
New York State, Housing Development Authority, RB, FHLMC
0.120%, 06/01/13 (B)	7,000	7,000
New York State, Housing Finance Agency, RB
0.110%, 06/03/13 (A)(B)	7,000	7,000
New York State, Housing Finance Agency, RB, FNMA
0.140%, 06/05/13 (B)	5,000	5,000
New York State, Liberty Development, World Trade Center Project, RB
0.230%, 11/01/13 (B)	13,500	13,500
Niagara Area Development, Niagara University Project, RB
0.140%, 06/07/13 (A)(B)	2,000	2,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

St. Lawrence County, Industrial Development Agency, United Helpers Independent Leveraging Project, RB
0.260%, 06/05/13 (A)(B)	$2,200	$2,200

		90,140

North Carolina — 3.8%
Forsyth County, Ser B, GO
0.130%, 06/06/13 (B)	6,000	6,000
North Carolina State, Medical Care Commission, Moses Cone Health System Project, Ser B, RB
0.150%, 06/01/13 (B)	10,475	10,475
North Carolina State, Medical Care Commission, RB
0.140%, 06/06/13 (A)(B)	2,680	2,680
Wake County, Ser B, GO
0.120%, 06/04/13 (B)	5,000	5,000

		24,155

Ohio — 3.0%
East Liverpool, Hospital Revenue Authority, East Liverpool City Hospital Project, RB
0.160%, 06/06/13 (A)(B)	8,100	8,100
Green, Health Care Revenue Authority, Greater Akron-Canton Project, RB
0.230%, 06/06/13 (A)(B)	770	770
Hamilton County, Economic Development Authority, Saint Xavier School Project, RB
0.160%, 06/07/13 (A)(B)	6,905	6,905
Ohio State University, Ser B, RB
0.160%, 06/05/13 (B)	1,125	1,125
Ohio State, Air Quality Development Authority, Ohio Valley Electric Project, Ser A, RB
0.150%, 06/06/13 (A)(B)	2,000	2,000

		18,900

Oregon — 1.7%
Oregon State, Veterans Welfare Services Authority, GO
0.170%, 06/05/13 (B)	10,965	10,965

Pennsylvania — 6.1%
Adams County, Industrial Development Authority, Brethren Home Community Project, RB
0.150%, 06/06/13 (A)(B)	18,420	18,420
Allegheny County, Industrial Development Authority, Jewish Community Center Project, Ser B, RB
0.220%, 06/06/13 (A)(B)	2,095	2,095

3	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Schedule of Investments (Unaudited)

Tax Free Fund

May 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Allegheny County, Redevelopment Authority, Brentwood Town Square Project, Ser A, TA
0.230%, 06/06/13 (A)(B)	$630	$630
BB&T Municipal Trust, Ser 2061, RB, FSA
0.180%, 06/06/13 (B)	595	595
Delaware County, Industrial Development Authority, RB
0.110%, 06/03/13 (A)(B)	2,330	2,330
Hazleton, Industrial Development Authority, MMI Preparatory School Project, RB
0.170%, 06/06/13 (A)(B)	1,390	1,390
Pennsylvania State, Economic Development Financing Authority, RB
0.190%, 06/01/13 (A)(B)	12,960	12,960

		38,420

Puerto Rico — 1.1%
BB&T Municipal Trust, Ser 2034, RB
0.140%, 06/07/13 (A)(B)	6,000	6,000
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser A, RB
0.140%, 06/05/13 (A)(B)	1,000	1,000

		7,000

South Carolina — 3.7%
JPMorgan Chase Putters/Drivers Trust, Ser 4132, RB, AGM
0.220%, 06/06/13 (B)	9,945	9,945
Piedmont, Municipal Power Agency, Ser C, RB
0.150%, 06/06/13 (A)(B)	8,700	8,700
South Carolina State, Jobs- Economic Development Authority, RB
0.150%, 06/03/13 (A)(B)	4,305	4,305

		22,950

Texas — 9.6%
Austin, Water & Wastewater System Revenue Authority, RB
0.180%, 06/06/13 (A)(B)	8,145	8,145
Harris County, Cultural Education Facilities Finance, Memorial Hospital Hermann Health Care Project, RB
0.130%, 06/05/13 (B)	10,000	10,000
RBC Municipal Products Trust, Ser E18, RB
0.170%, 06/06/13 (A)(B)	17,000	17,000
Red River, Education Financing Revenue Authority, Texas Christian University Project, RB
0.180%, 06/05/13 (B)	24,400	24,400

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Tom Green County, Health Facilities Development Authority, Universal Health Services Project, RB
0.230%, 06/05/13 (A)(B)	$1,000	$1,000

		60,545

Utah — 1.3%
Lehi City, Electric Utility Revenue Authority, RB
0.210%, 06/06/13 (A)(B)	1,005	1,005
Wells Fargo Stage Trust, Ser 144C, RB, FHLMC
0.170%, 06/07/13 (B)	7,005	7,005

		8,010

Virginia — 0.8%
Albermarle County, Economic Development Authority, Martha Jefferson Hospital Project, Ser D, RB
0.060%, 06/01/13 (A)(B)	4,730	4,730

Wisconsin — 1.7%
Wisconsin State, Health & Educational Facilities Authority, Cedar Crest Project, RB
0.170%, 06/06/13 (A)(B)	7,225	7,225
Wisconsin State, Health & Educational Facilities Authority, Meriter Hospital Project, Ser C, RB
0.210%, 06/01/13 (A)(B)	3,500	3,500

		10,725

Multi-State — 4.0%
BB&T Municipal Trust, Ser 1007, RB
0.260%, 06/06/13 (A)(B)	960	960
BB&T Municipal Trust, Ser 1039, RB
0.260%, 06/06/13 (A)(B)	13,805	13,805
BB&T Municipal Trust, Ser 2008, RB
0.160%, 06/06/13 (A)(B)	9,995	9,995
BB&T Municipal Trust, Ser 2031, RB, AGM
0.150%, 06/06/13 (B)	700	700

		25,460

Total Municipal Bonds (Cost $617,424) ($ Thousands)		617,424

Total Investments — 98.0% (Cost $617,424) ($ Thousands)†		$617,424

Percentages are based on Net Assets of $630,070 ($ Thousands).

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Schedule of Investments (Unaudited)

Tax Free Fund

May 31, 2013

(A)	Securities are held in connection with a letter of credit issued by a major bank.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2013. The demand and interest rate reset feature gives this security a shorter effective maturity date.

ABAG — Association of Bay Area Governments

AGM — Assured Guaranty Municipal

BAN — Bond Anticipation Note

COP — Certificate of Participation

CP — Commercial Paper

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FSA — Financial Security Assistance

GO — General Obligation

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

†	For Federal Tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of May 31, 2013, all of the Fund’s investments are Level 2 in accordance with ASC 820.

During the period ended May 31, 2013 there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

5	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

May 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 95.5%

Alabama — 1.1%
JPMorgan Chase Putters/Drivers Trust, Ser 3516, RB, AGM
0.200%, 06/06/13 (A)	$9,845	$9,845

California — 7.2%
Los Angeles County, Multi-Family Mortgage Project, RB, FHLMC
0.110%, 06/03/13 (A)	2,700	2,700
Pittsburg Redevelopment Agency, Los Medanos Community Project, Sub-Ser A, TA
0.120%, 06/01/13 (A)(B)	17,700	17,700
San Diego County, Museum of Art Project, COP
0.180%, 06/06/13 (A)(B)	1,200	1,200
San Diego, Housing Authority, Hillside Garden Apartment Project, Ser C, RB, FNMA
0.120%, 06/06/13 (A)	11,915	11,915
Sequoia, Union High School District, Ser 2160, GO, AGM
0.210%, 06/06/13 (A)	6,965	6,965
West Hills, Community College District, COP
0.110%, 06/05/13 (A)(B)	25,000	25,000

		65,480

Colorado — 0.8%
Colorado Springs, RB
0.130%, 06/03/13 (A)(B)	5,985	5,985
Colorado State, Educational & Cultural Facilities Authority, Capital Christian School Project, RB
0.110%, 06/06/13 (A)(B)	1,300	1,300

		7,285

Connecticut — 2.9%
Connecticut State, Health & Educational Facility Authority, Ser A, RB
0.120%, 06/06/13 (A)	7,000	7,000
Connecticut State, Health & Educational Facility Authority, Ser V-1, RB
0.030%, 06/01/13 (A)	4,500	4,500
Connecticut State, Housing Finance Authority, RB
0.120%, 06/06/13 (A)	13,240	13,240
Connecticut State, Industrial Development Authority, Bradley Airport Hotel Project, RB
0.150%, 06/06/13 (A)(B)	1,870	1,870

		26,610

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Florida — 6.5%
Duval County, Housing Finance Authority, Glades Apartment Project, RB
0.180%, 06/06/13 (A)(B)	$1,900	$1,900
Eclipse Funding Trust, Ser 2007- 0045, RB
0.070%, 06/01/13 (A)(B)	7,789	7,789
Gainesville, Utilities System Revenue Authority, Ser A, RB
0.070%, 06/01/13 (A)	11,300	11,300
JPMorgan Chase Putters/Drivers Trust, Ser 3359, RB, NATL-RE FGIC
0.200%, 06/06/13 (A)	4,590	4,590
Kissimmee, Utility Authority, Ser B, CP
0.180%, 06/03/13	11,250	11,250
Miami-Dade County, Industrial Development Authority, American Public Media Group Project, RB
0.210%, 06/01/13 (A)(B)	3,800	3,800
Palm Beach County, Pine Crest Prepatory Project, RB
0.100%, 06/06/13 (A)(B)	9,000	9,000
Palm Beach County, Revenue Authority, Henry Morrison Flagler Project, RB
0.170%, 06/06/13 (A)(B)	2,975	2,975
RBC Municipal Products Trust, GO
0.120%, 06/06/13 (A)(B)	6,395	6,395

		58,999

Georgia — 3.5%
Georgia State, Ser B, GO
5.750%, 08/01/13	1,300	1,312
Macon, Water Authority, Ser A, RB
0.170%, 06/06/13 (A)	2,825	2,825
Main Street Natural Gas Authority, Ser A, RB
0.180%, 06/06/13 (A)	20,815	20,815
Paulding County, Hospital Authority, Ser B, RB
0.120%, 06/06/13 (A)(B)	6,875	6,875

		31,827

Idaho — 0.1%
Ammon, Urban Renewal Agency, Tax Increment, Ser A, TA
0.270%, 06/06/13 (A)(B)	1,065	1,065

Illinois — 7.7%
Chicago, Ser D, GO
0.080%, 06/01/13 (A)(B)	11,200	11,200

1	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

May 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Illinois State, Development Finance Authority, Hope Donor Project, RB
0.140%, 06/06/13 (A)(B)	$13,250	$13,250
Illinois State, Development Finance Authority, North Shore Country Day Project, RB
0.140%, 06/05/13 (A)(B)	2,500	2,500
Illinois State, Development Finance Authority, University of Chicago Project, Ser C, RB
0.110%, 06/06/13 (A)	26,835	26,835
Illinois State, Deveopment Finance Authority, Cradle Society Project, RB
0.230%, 06/05/13 (A)(B)	5,200	5,200
JPMorgan Chase Putters/Drivers Trust, Ser 4279, GO
0.160%, 06/05/13 (A)	9,160	9,160
Village of Peoria Heights, Christian School Project, RB
0.229%, 06/06/13 (A)(B)	1,840	1,840

		69,985

Indiana — 4.8%
Fort Wayne, Industrial Economic Development Authority, St. Francis University Project, RB
0.170%, 06/06/13 (A)(B)	1,600	1,600
Indiana State, Development Finance Authority, Children’s Museum Project, RB
0.150%, 06/05/13 (A)	20,800	20,800
Indiana State, Development Finance Authority, Depauw University Project, Ser A, RB
0.130%, 06/03/13 (A)(B)	2,400	2,400
Indiana State, Educational Facilities Finance Authority, Lutheran Child Project, RB
0.220%, 06/06/13 (A)(B)	4,095	4,095
Indiana State, Finance Authority, Indiana University Health Systems Project, Ser C, RB
0.130%, 06/05/13 (A)(B)	7,355	7,355
St. Joseph County, Educational Facilities Revenue Authority, University of Notre Dame Project, RB
0.090%, 06/06/13 (A)	7,455	7,455

		43,705

Iowa — 0.7%
Iowa State, Higher Education Loan Authority, Private College Project, RB
0.200%, 06/01/13 (A)(B)	700	700

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Iowa State, Higher Education Loan Authority, Private College, University Dubuque Project, RB
0.200%, 06/01/13 (A)(B)	$400	$400
Mason City, Industrial Development Authority, Supervalu Project, RB
0.150%, 06/05/13 (A)(B)	4,900	4,900

		6,000

Kansas — 0.2%
University of Kansas, Hospital Authority, Health Systems Project, RB
0.210%, 06/01/13 (A)(B)	1,850	1,850

Kentucky — 2.3%
Daviess County, Wendell Fosters Campus Project, RB
0.220%, 06/06/13 (A)(B)	1,780	1,780
JPMorgan Chase Putters/Drivers Trust, Ser 3615Z, RB
0.220%, 06/06/13 (A)	5,325	5,325
Kentucky State, Economic Development Finance Authority, Baptist Health Care Systems Project, Ser B4, RB
0.140%, 06/06/13 (A)(B)	9,655	9,655
Louisville/Jefferson County, Metropolitan Government, Louisville Presbyterian Project, RB
0.219%, 06/06/13 (A)(B)	3,600	3,600

		20,360

Louisiana — 1.1%
Calcasieu Parish, Public Trust Authority, Delta Equine Center Project, RB
0.150%, 06/06/13 (A)(B)	900	900
Louisiana State, Public Facilities Authority, Dynamic Fuels Project, RB
0.080%, 06/01/13 (A)(B)	8,525	8,525

		9,425

Maryland — 0.4%
Maryland State, Stadium Authority, Convention Project, RB
0.160%, 07/13/13 (A)	3,400	3,400

Massachusetts — 1.5%
Massachusetts State, Development Finance Agency, Bancroft School Issue, RB
0.150%, 06/06/13 (A)(B)	7,020	7,020

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

May 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Development Finance Agency, Marine Biological Lab Project, RB
0.170%, 06/06/13 (A)(B)	$1,150	$1,150
Massachusetts State, Development Finance Agency, Seven Hills Foundation Project, Ser A, RB
0.130%, 06/06/13 (A)(B)	1,425	1,425
University of Massachusetts, Building Authority, Ser 1, RB
0.110%, 06/05/13 (A)	4,200	4,200

		13,795

Michigan — 1.0%
L’Anse Creuse, Public Schools, School Building & Site Project, GO
0.080%, 06/01/13 (A)	880	880
Michigan State, Housing Development Authority, Parks of Taylor Apartment Project, Ser A, RB, FNMA
0.180%, 06/06/13 (A)	2,700	2,700
Michigan State, Strategic Fund, Kalamazoo Christian School Project, RB
0.219%, 06/06/13 (A)(B)	3,300	3,300
Parchment, School District, Ser 2836, GO, FSA
0.200%, 06/01/13 (A)	2,100	2,100

		8,980

Minnesota — 2.3%
Blaine, Industrial Development Authority, Supervalu Project, RB
0.150%, 06/05/13 (A)(B)	5,500	5,500
Minnanoka, North Suburban Hospital District, Health Care Project, RB
0.190%, 06/05/13 (A)(B)	675	675
Minneapolis, Revenue Authority, Minnehaha Academy Project, RB
0.210%, 06/01/13 (A)(B)	5,570	5,570
Minneapolis, Revenue Authority, People Serving People Project, Ser A, RB
0.210%, 06/01/13 (A)(B)	730	730
Minnesota State, Higher Education Facilities Authority, Concordia University at St. Paul, Ser 6Q, RB
0.100%, 06/01/13 (A)(B)	5,000	5,000
Woodbury, Private Schools Facilities Authority, Saint Ambrose Project, RB
0.320%, 06/05/13 (A)(B)	3,500	3,500

		20,975

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Mississippi — 0.9%
Mississippi State, Business Finance, Gulf Opportunity Zone Revenue, Tindale Corp. Project, RB
0.130%, 06/04/13 (A)(B)	$8,300	$8,300

Missouri — 0.7%
Kansas City, Industrial Development Authority, Ewing Marion Kaufman Foundation, RB
0.220%, 06/01/13 (A)	6,000	6,000
Missouri State, Health & Educational Facilities Authority, De Smet Jesuit High School Project, RB
0.210%, 06/01/13 (A)(B)	100	100
St. Louis County, Industrial Development Authority, Schnuck Markets Kirkwood Project, RB
0.200%, 06/06/13 (A)(B)	100	100

		6,200

Nebraska — 2.2%
Central Plains, Energy Project No. 2, RB
0.180%, 06/06/13 (A)	17,445	17,445
Norfolk, Industrial Development Revenue Authority, Supervalu Project, RB
0.150%, 06/05/13 (A)(B)	2,800	2,800

		20,245

New Hampshire — 1.6%
New Hampshire State, Business Finance Authority, Taylor Home Project, Ser A, RB
0.160%, 06/06/13 (A)(B)	9,850	9,850
New Hampshire State, Business Finance Authority, Taylor Home Project, Ser B, RB
0.160%, 06/06/13 (A)(B)	2,305	2,305
New Hampshire State, Health & Education Facilities Authority, RB
0.140%, 06/06/13 (A)(B)	2,500	2,500

		14,655

New Jersey — 0.5%
Borough of Dumont, BAN
1.200%, 06/27/13	2,500	2,500
New Jersey State, Economic Development Authority, Cooper Health Systems Project, Ser A, RB
0.100%, 06/06/13 (A)(B)	2,300	2,300

		4,800

3	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

May 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York — 12.1%
Dutchess County, Industrial Development Agency, Marist College Civic Project, Ser A, RB
0.160%, 06/07/13 (A)(B)	$14,315	$14,315
Forest City, New Rochelle Certificate Trust, RB
0.270%, 06/06/13 (A)(B)	1,490	1,490
Nassau County, Interim Finance Authority, Ser B, RB
0.110%, 06/05/13 (A)(B)	12,000	12,000
Nassau County, Interim Finance Authority, Ser D-1, RB
0.160%, 06/05/13 (A)	14,000	14,000
New York City, Municipal Water Finance Authority, Ser B2, RB
0.160%, 06/06/13 (A)	1,200	1,200
New York City, Ser H1, GO
0.080%, 06/01/13 (A)(B)	5,200	5,200
New York City, Sub-Ser I, GO
0.140%, 06/05/13 (A)(B)	15,900	15,900
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
0.110%, 06/06/13 (A)(B)	10,000	10,000
New York State, Dormitory Authority, Wagner College Project, RB
0.150%, 06/05/13 (A)(B)	6,220	6,220
New York State, Housing Finance Agency, RB
0.110%, 06/03/13 (A)(B)	3,900	3,900
New York State, Housing Finance Agency, RB, FNMA
0.180%, 06/05/13 (A)	1,800	1,800
New York State, Liberty Development, World Trade Center Project, RB
0.230%, 11/01/13 (A)	18,000	18,000
Niagara Area Development, Niagara University Project, RB
0.140%, 06/07/13 (A)(B)	2,705	2,705
Putnam County, Industrial Development Agency, United Cerebral Palsy Project, Ser A, RB
0.160%, 06/06/13 (A)(B)	2,700	2,700

		109,430

North Carolina — 6.1%
BB&T Municipal Trust, Ser 1021, RB
0.260%, 06/06/13 (A)(B)	4,480	4,480
BB&T Municipal Trust, Ser 1037, RB
0.330%, 06/06/13 (A)(B)	2,110	2,110
Forsyth County, Ser A, GO
0.130%, 06/06/13 (A)	8,715	8,715

Description	Face Amount ($ Thousands)	Value ($ Thousands)

North Carolina State, Medical Care Commission, Cape Fear Valley Health Systems Project, RB
0.140%, 06/05/13 (A)(B)	$10,000	$10,000
North Carolina State, Medical Care Commission, Moses Cone Health System Project, Ser B, RB
0.150%, 06/01/13 (A)	25,125	25,125
North Carolina State, Medical Care Commission, RB
0.140%, 06/06/13 (A)(B)	5,000	5,000
North Carolina State, Medical Care Commission, Sisters of Mercy Services Project, RB
0.160%, 06/06/13 (A)(B)	120	120

		55,550

Ohio — 1.4%
East Liverpool, Hospital Revenue Authority, East Liverpool City Hospital Project, RB
0.160%, 06/06/13 (A)(B)	5,765	5,765
Hamilton County, Economic Development Authority, Cincinnati Symphony Orchestra Project, RB
0.220%, 06/06/13 (A)(B)	2,335	2,335
Hamilton County, Economic Development Authority, Saint Xavier School Project, RB
0.120%, 06/07/13 (A)(B)	2,300	2,300
Ohio State University, Ser B, RB
0.160%, 06/05/13 (A)	95	95
Summit County, Port Authority, Barberton YMCA Project, RB
0.220%, 06/05/13 (A)(B)	1,970	1,970

		12,465

Oregon — 0.9%
Oregon State, Veterans Welfare Services Authority, GO
0.170%, 06/05/13 (A)	7,800	7,800

Pennsylvania — 6.4%
Allegheny County, Industrial Development Authority, Sacred Heart High School Project, RB
0.170%, 06/06/13 (A)(B)	900	900
BB&T Municipal Trust, Ser 2061, RB, FSA
0.180%, 06/06/13 (A)	7,240	7,240
Hazleton, Industrial Development Authority, MMI Preparatory School Project, RB
0.170%, 06/06/13 (A)(B)	1,510	1,510
New Castle Area, Hospital Authority, Jameson Memorial Hospital Project, RB
0.170%, 06/06/13 (A)(B)	19,125	19,125

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

May 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Northampton County, Higher Education Authority, Lehigh University Project, Ser A, RB
0.160%, 06/06/13 (A)	$3,785	$3,785
Pennsylvania State, Economic Development Financing Authority, RB
0.190%, 06/01/13 (A)(B)	6,935	6,935
Pennsylvania State, Higher Educational Facilities Authority, Association of Independent Colleges Project, Ser I-5, RB
0.170%, 06/06/13 (A)(B)	3,000	3,000
RBC Municipal Products Trust, Ser E-16, RB
0.170%, 06/06/13 (A)(B)	9,600	9,600
RBC Municipal Products Trust, Ser E-31, RB
0.170%, 06/06/13 (A)(B)	4,000	4,000
West Cornwall Township, Municipal Authority, Senior Living Facility, Lebanon Valley, Ser Senior Living, RB
0.150%, 06/06/13 (A)(B)	1,775	1,775

		57,870

Puerto Rico — 0.7%
BB&T Municipal Trust, Ser 2034, RB
0.140%, 06/07/13 (A)(B)	6,065	6,065

South Carolina — 1.1%
JPMorgan Chase Putters/Drivers Trust, Ser 4132, RB, AGM
0.160%, 06/06/13 (A)	3,660	3,660
Piedmont, Municipal Power Agency, Ser C, RB
0.150%, 06/06/13 (A)(B)	6,100	6,100

		9,760

South Dakota — 1.9%
South Dakota State, Housing Development Authority, Homeownership Meeting Project, Ser A, RB
0.140%, 06/06/13 (A)	13,400	13,400
Watertown, Industrial Development Revenue Authority, Supervalu Project, RB
0.150%, 06/05/13 (A)(B)	3,900	3,900

		17,300

Tennessee — 0.6%
Blount County, Public Building Authority, Local Government Public Improvement Project, RB
0.150%, 06/05/13 (A)(B)	5,190	5,190

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Texas — 7.2%
Austin, Water & Wastewater System Revenue Authority, RB
0.180%, 06/06/13 (A)(B)	$19,065	$19,065
Eclipse Funding Trust, Ser 2006- 0071, GO
0.170%, 06/06/13 (A)(B)	3,900	3,900
Harris County, Cultural Education Facilities Finance, Memorial Hospital Hermann Health Care Project, RB
0.130%, 06/05/13 (A)	10,000	10,000
Houston, Utility System Revenue Authority, RB
0.100%, 06/06/13 (A)(B)	6,800	6,800
McKinney, Independent School District, Floaters, Ser 26TP, GO
0.170%, 06/06/13 (A)	9,935	9,935
Red River, Education Financing Revenue Authority, Texas Christian University Project, RB
0.110%, 06/05/13 (A)	6,000	6,000
Texas State, Ser C, GO
0.110%, 06/05/13 (A)	7,400	7,400
Travis County, Housing Finance Authority, Travis Station Apartments Project, Ser A, RB, FNMA
0.180%, 06/05/13 (A)	2,175	2,175

		65,275

Utah — 0.5%
Lehi City, Electric Utility Revenue Authority, RB
0.210%, 06/06/13 (A)(B)	4,895	4,895

Vermont — 0.4%
Vermont State, Educational & Health Buildings Financing Agency, Porter Nursing Home Project, Ser A, RB
0.110%, 06/06/13 (A)(B)	3,475	3,475

Virginia — 0.4%
Russell County, Industrial Development Authority, Various Mountain States Health Alliance, Ser B, RB
0.170%, 06/05/13 (A)(B)	3,445	3,445

Washington — 1.9%
City of Everett, GO
0.160%, 06/06/13 (A)(B)	9,800	9,800

5	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

May 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Washington State, Economic Development Finance Authority, Puget Sound Blood Center Project, RB
0.130%, 06/06/13 (A)(B)	$7,445	$7,445

		17,245

West Virginia — 1.0%
Cabell County, Building Commission, Pressley Ridge Schools Project, RB
0.229%, 06/06/13 (A)(B)	1,015	1,015
Charleston, Building Commission Parking Facilities Authority, Charleston Town Center Parking Project, Ser A, RB
0.290%, 06/06/13 (A)(B)	4,060	4,060
Parkersburg, Industrial Development Authority, B-H Association Project, RB
0.210%, 06/06/13 (A)(B)	3,500	3,500

		8,575

Wisconsin — 1.0%
Wisconsin State, Health & Educational Facilities Authority, Franciscan Sisters Project, Ser B, RB
0.150%, 06/06/13 (A)(B)	6,335	6,335
Wisconsin State, Health & Educational Facilities Authority, Meriter Hospital Project, Ser C, RB
0.210%, 06/01/13 (A)(B)	1,200	1,200
Wisconsin State, Public Power Authority, Putters, Ser 1232, RB, AMBAC
0.210%, 06/06/13 (A)	1,105	1,105

		8,640

Wyoming — 1.0%
Sweetwater County, Pollution Control Authority, Pacificorp Project, Ser A, RB
0.110%, 06/05/13 (A)(B)	3,500	3,500
Sweetwater County, Pollution Control Authority, Pacificorp Project, Ser B, RB
0.130%, 06/03/13 (A)(B)	1,505	1,505
Wyoming State, Student Loan, Ser Senior A-3, RB
0.120%, 06/05/13 (A)(B)	3,750	3,750

		8,755

Multi-State — 0.9%
BB&T Municipal Trust, Ser 1010, RB
0.210%, 06/06/13 (A)(B)	2,530	2,530

Description	Face Amount ($ Thousands)	Value ($ Thousands)

BB&T Municipal Trust, Ser 1039, RB
0.260%, 06/06/13 (A)(B)	$4,195	$4,195
BB&T Municipal Trust, Ser 2031, RB, AGM
0.150%, 06/06/13 (A)	1,000	1,000
BB&T Municipal Trust, Ser 2036, RB
0.170%, 06/06/13 (A)	700	700

		8,425

Total Municipal Bonds (Cost $863,946) ($ Thousands)		863,946

Total Investments — 95.5% (Cost $863,946) ($ Thousands)†		$863,946

Percentages are based on Net Assets of $905,013 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2013. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)	Securities are held in connection with a letter of credit issued by a major bank.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

BAN — Bond Anticipation Note

COP — Certificate of Participation

CP — Commercial Paper

FGIC — Financial Guaranty Insurance Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FSA — Financial Security Assistance

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

Ser — Series

TA — Tax Allocation

†	For Federal Tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of May 31, 2013, all of the Fund’s investments are Level 2 in accordance with ASC 820.

During the period ended May 31, 2013 there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

6	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 98.9%

Alabama — 0.5%
Alabama State, 21st Century Authority, Ser A, RB
5.000%, 06/01/18	$105	$122
5.000%, 06/01/20	720	853
Birmingham, Water Works Board of Revenue Authority, Water Works Project, RB
5.000%, 01/01/21	1,000	1,191
University of Alabama, Ser A, RB
Callable 07/01/22 @ 100
5.000%, 07/01/23	2,160	2,645

		4,811

Alaska — 1.2%
Alaska State, Housing Finance Authority, Ser B, RB, NATL
Callable 06/01/15 @ 100
5.000%, 12/01/20	5,000	5,389
Alaska State, Industrial Development & Export Authority, Ser A, RB
Callable 04/01/20 @ 100
5.250%, 04/01/23	3,510	4,088
Valdez, Marine Terminal Revenue, BP Pipeline Project, RB
5.000%, 01/01/21	1,050	1,268
Valdez, Marine Terminal Revenue, BP Pipeline Project, Ser B, RB
5.000%, 01/01/21	1,705	2,056

		12,801

Arizona — 3.4%
Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB
Callable 12/01/21 @ 100
5.000%, 12/01/27	2,500	2,946
Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB
Callable 01/01/19 @ 100
5.000%, 01/01/25	2,295	2,638
Arizona State, Department of Transportation, Highway Fund Revenue Authority, Sub-Ser A, RB
5.000%, 07/01/20	2,500	3,038
Arizona State, Health Facilities Authority, Banner Health Project, Ser A, RB
Callable 01/01/17 @ 100
5.000%, 01/01/18	4,500	5,068

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Arizona State, School Facilities Board, RB
Pre-Refunded @ 100
5.000%, 07/01/16 (A)	$1,670	$1,832
Arizona State, Transportation Board, Maricopa County Region Area Road Project, RB
5.000%, 07/01/16	1,525	1,725
Maricopa County, Pollution Control Authority, Public Service, Ser B, RB
5.200%, 12/01/12 (B)	3,690	4,264
Phoenix, Civic Improvement Authority, Junior Lien, Ser A, RB
Callable 07/01/20 @ 100
5.000%, 07/01/26	3,500	3,981
Phoenix, Civic Improvement Authority, Junior Lien, RB, NATL
Callable 07/01/17 @ 100
5.000%, 07/01/20	2,000	2,282
Pima County, Industrial Development Authority, American Charter School Foundation Project, Ser A, RB
5.125%, 07/01/15	695	705
Pima County, Sewer System Authority, RB, AGM
Callable 07/01/20 @ 100
5.000%, 07/01/23	2,000	2,343
Salt Verde, Financial Senior Gas Revenue, RB
5.250%, 12/01/24	1,330	1,547
Tuscon, Water System Revenue, Ser A, RB
5.000%, 07/01/18	4,000	4,731

		37,100

Arkansas — 0.4%
Arkansas State, University of Central Arkansas, Auxiliary Project, Ser C, RB, AMBAC
6.125%, 04/01/26	1,535	1,889
Arkansas State, University of Central Arkansas, Student Fee Project, Ser B, RB, AMBAC
6.125%, 04/01/26	1,535	1,889

		3,778

California — 14.0%
Alameda Corridor, Transportation Authority, Ser A, RB
5.000%, 10/01/20	1,725	2,059
Bay Area, Toll Authority, RB
5.000%, 04/01/22	2,500	3,052

1	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

California State, Communities Development Authority, Kaiser Permanente Project, Ser A, RB
5.000%, 04/01/19	$3,410	$4,075
California State, Department of Water Resources & Power, Ser L, RB
5.000%, 05/01/19	4,000	4,826
California State, Economic Recovery, Ser A, GO
Callable 07/01/19 @ 100
5.250%, 07/01/21	1,745	2,080
5.000%, 07/01/20	5,000	5,920
California State, GO
Callable 09/01/18 @ 100
5.000%, 09/01/28	3,100	3,464
California State, GO
Callable 09/01/21 @ 100
5.250%, 09/01/28	1,750	2,033
California State, GO
Callable 04/01/23 @ 100
5.000%, 10/01/27	3,425	3,960
California State, GO
5.000%, 10/01/18	3,000	3,574
5.000%, 02/01/20	2,000	2,405
5.000%, 09/01/22	625	758
California State, GO
Callable 10/01/19 @ 100
5.250%, 10/01/21	4,130	4,959
California State, GO
Callable 04/01/19 @ 100
5.500%, 04/01/21	5,000	5,997
California State, GO
Callable 10/01/13 @ 100
6.250%, 10/01/19	480	488
California State, Pollution Control Financing Authority, RB
0.020%, 03/01/42 (B)	1,000	1,000
California State, Public Works Board, Judicial Council Project, Ser A, RB
Callable 03/01/23 @ 100
5.000%, 03/01/26	1,000	1,133
California State, Public Works Board, Judicial Council Project, Ser D, RB
Callable 12/01/21 @ 100
5.250%, 12/01/25	4,185	4,900
California State, Ser A, GO
5.000%, 07/01/19	1,375	1,654
California State, Systemwide Communities Development Authority, Ser A, RB
Callable 06/04/13 @ 100
0.010%, 08/15/36 (B)(C)	1,000	1,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

California State, Systemwide University Revenue Authority, Ser A, RB
Callable 11/01/21 @ 100
5.000%, 11/01/22	$5,000	$5,938
Golden State, Tobacco Securitization Project, Ser A, RB
Callable 06/01/23 @ 100
5.000%, 06/01/29	915	1,024
Golden State, Tobacco Securitization Project, Ser A, RB, AMBAC
Callable 06/01/18 @ 100
4.600%, 06/01/23	3,500	3,841
Golden State, Tobacco Securitization Project, Ser A-1, RB
Callable 06/01/17 @ 100
4.500%, 06/01/27	4,795	4,683
Imperial, Irrigation & Electric District, RB
Callable 11/01/18 @ 100
5.250%, 11/01/19	1,000	1,180
5.250%, 11/01/20	1,000	1,165
Lammersville, School District No. 2002, Mountain House Project, SAB
Callable 09/01/16 @ 100
5.125%, 09/01/35	1,000	998
Los Angeles, Wastewater System Revenue, Sub-Ser A, RB
5.000%, 06/01/20	2,675	3,246
Los Angeles County, Disney Concert Hall Parking Project, COP
5.000%, 09/01/21	375	445
5.000%, 03/01/22	625	736
5.000%, 09/01/22	570	673
Los Angeles County, Metropolitan Transportation Authority, RB
5.000%, 07/01/17	3,000	3,513
Los Angeles, Department of Water Resources & Power, Ser A, RB
5.000%, 07/01/21	1,650	2,024
Los Angeles, Department of Water Resources & Power, Ser B, RB
Callable 07/01/20 @ 100
5.000%, 07/01/25	2,500	2,942
Los Angeles, Harbor Department of Revenue, Ser A, AMT, RB
5.000%, 08/01/21	1,180	1,411
Los Angeles, Wastewater Authority, Ser A, RB
Callable 06/01/20 @ 100
5.000%, 06/01/22	2,025	2,400
Los Angeles, Wastewater System Revenue Authority, Ser A, RB
5.000%, 06/01/18	2,740	3,251

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Northern California, Power Agency, Hydroelectric Project No. 1, RB
Callable 07/01/22 @ 100
5.000%, 07/01/28	$1,845	$2,094
Roseville Westpark, Community Facilities District No. 1, SAB
Callable 09/01/13 @ 103
5.200%, 09/01/26	1,000	1,022
Sacramento County, Airport Systems Project, Ser D, RB
Callable 07/01/18 @ 100
5.500%, 07/01/28	1,345	1,549
Sacramento, Water Revenue Authority, RB
Callable 09/01/23 @ 100
5.000%, 09/01/26	1,395	1,662
San Diego County, Water Authority, Ser B, RB
Callable 05/01/21 @ 100
5.000%, 05/01/28	2,500	2,878
San Diego, Public Facilities Financing Authority, Ser A, RB
5.000%, 08/01/18	1,750	2,095
San Diego, Public Facilities Financing Authority, Ser A, RB
Callable 05/15/19 @ 100
5.000%, 05/15/25	5,000	5,773
San Francisco City & County, Airports Commission, AMT, RB
5.250%, 05/01/18	3,500	4,124
San Francisco City & County, Public Utilities Commission, Ser B, RB
Callable 11/01/19 @ 100
5.000%, 11/01/26	2,500	2,893
San Francisco City & County, Public Utilities Commission, Ser D, RB
Callable 11/01/21 @ 100
5.000%, 11/01/27	3,685	4,264
Sonoma-Marin, Area Rail Transit District, Ser A, RB
5.000%, 03/01/19	1,000	1,180
Southern California, Public Power Authority, Canyon Power Project, Ser A, RB
Callable 01/01/20 @ 100
5.000%, 07/01/22	3,050	3,603
Stockton, Unified School District, GO, AGM
5.000%, 07/01/22	1,220	1,397
Tuolumne, Wind Project Authority, Tuolumne Project, Ser A, RB
Callable 01/01/19 @ 100
5.250%, 01/01/23	2,245	2,592

Description	Face Amount ($ Thousands)	Value ($ Thousands)

University of California, Ser AF, RB
Callable 05/15/23 @ 100
5.000%, 05/15/24	$6,000	$7,361
University of California, Ser Q, RB
Callable 05/15/17 @ 101
5.250%, 05/15/23	4,000	4,638
Upland, San Antonio Community Hospital Project, COP
Callable 01/01/21 @ 100
6.000%, 01/01/26	3,265	3,885

		151,817

Colorado — 0.8%
Colorado State, Educational & Cultural Facilities Authority, National Jewish Federation Program, RB
Callable 06/04/13 @ 100
0.040%, 02/01/35 (B)(C)	1,820	1,820
Colorado State, Health Facilities Authority, Boulder Community Hospital Project, RB
5.000%, 10/01/16	3,000	3,290
Colorado State, Housing & Finance Authority, Single-Family Housing Program, Ser C, RB
Callable 07/05/13 @ 101
4.875%, 08/01/13	15	15
Denver City and County, Airport Revenue Authority, Ser A, AMT, RB
5.500%, 11/15/19	2,500	3,047

		8,172

Connecticut — 0.7%
Connecticut State, Health & Educational Facility Authority, Yale University Project, Ser A1, RB
Callable 07/01/18 @ 100
5.000%, 07/01/25	3,500	4,059
Connecticut State, Transportation Infrastructure Authority, Second Lien, Ser 1, SAB
5.000%, 02/01/16	3,000	3,346

		7,405

Delaware — 0.5%
Delaware State, Transportation Authority, RB
5.000%, 07/01/18	2,500	2,970
Delaware State, Transportation Authority, Ser A, RB
5.000%, 07/01/17	2,000	2,324

		5,294

3	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Florida — 7.0%
Broward County, Airport System Revenue Authroity, Ser L, RB, AMBAC
Callable 10/01/14 @ 100
5.000%, 10/01/16	$2,080	$2,197
Broward County, Port Facilities Revenue Authority, Ser B, AMT, RB
5.000%, 09/01/21	2,500	2,860
Broward County, School Board, Ser B, COP, AGM
5.250%, 07/01/16	5,000	5,615
Citizens Property Insurance, Coastal Account, Ser Senior A1, RB
5.000%, 06/01/19	2,000	2,342
Citizens Property Insurance, Secured High Risk Account, Ser A1, RB
6.000%, 06/01/16	5,000	5,718
5.500%, 06/01/17	2,000	2,324
5.250%, 06/01/17	2,815	3,243
5.000%, 06/01/21	5,000	5,853
Clearwater, Water & Sewer Authority, Ser B, RB
5.000%, 12/01/15	2,580	2,823
Florida State, Department of Transportation, Right of Way Project, Ser A, GO
5.000%, 07/01/20	1,500	1,832
Florida State, Higher Educational Facilities Financial Authority, University of Tampa Project, Ser A, RB
5.000%, 04/01/17	1,250	1,383
Florida State, Hurricane Catastrophe Fund, Ser A, RB
5.000%, 07/01/16	2,250	2,541
Florida State, Municipal Power Agency, All Requirements Power Project, Ser A, RB
Callable 10/01/18 @ 100
5.250%, 10/01/21	5,500	6,353
Florida State, Municipal Power Agency, All Requirements Power Project, Ser A, RB
Callable 10/01/19 @ 100
5.250%, 10/01/21	3,475	4,044
Gulf Breeze, Miami Beach Local Government Project, Ser E, RB, FGIC
5.000%, 12/01/20	1,465	1,493
Hillsborough County, Revenue Capacity Assessment Authority, SAB, NATL-RE FGIC
5.000%, 03/01/16	3,375	3,605

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Hillsborough County, School Board Authority, COP, NATL
5.000%, 07/01/16	$1,290	$1,454
Jacksonville, Aviation Authority, AMT, RB, AMBAC
5.000%, 10/01/15	2,910	3,180
Lakeland, Energy System Revenue Authority, Ser B, RB, AGM
5.000%, 10/01/18	2,500	2,895
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser A, RB, AMBAC
Pre-Refunded @ 100
5.000%, 04/01/14 (A)	2,500	2,597
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser B, RB, AMBAC
5.000%, 04/01/17	2,000	2,264
Miami-Dade County, Water & Sewer Authority, Ser B, RB, AGM
5.250%, 10/01/19	3,000	3,632
Orlando, Aviation Authority, Ser A, AMT, RB, AGM
5.000%, 10/01/15	3,500	3,837
Tampa, Solid Waste Systems Authority, AMT, RB, AGM
5.000%, 10/01/15	1,500	1,636

		75,721

Georgia — 2.4%
Atlanta, Water & Wastewater Revenue Authority, Ser A, RB
Callable 11/01/19 @ 100
6.000%, 11/01/21	5,000	6,197
6.000%, 11/01/25	1,950	2,383
Burke County, Industrial Development Authority, Oglethorpe Power Corp. Project, Ser A, RB, AGM
0.339%, 01/01/24 (B)	3,075	2,871
Georgia State, Private Colleges & Universities Authority, Emory University Project, Ser A, RB
5.000%, 09/01/16	2,500	2,844
Georgia State, Private Colleges & Universities Authority, Mercer University Project, Ser A, RB Callable 10/01/21 @ 100
5.250%, 10/01/27	880	1,003
Georgia State, Ser A, GO
5.000%, 07/01/22	3,130	3,905
Gwinnett County, School District, School District Project, GO
Pre-Refunded @ 100
5.000%, 02/01/18 (A)	3,080	3,639

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Marietta, Development Authority, Life University Project, RB
Callable 06/15/18 @ 100
6.250%, 06/15/20	$1,055	$1,119
Richmond County, Board of Education, GO
5.000%, 10/01/17	1,600	1,886

		25,847

Guam — 0.1%
Territory of Guam, Section 30, Ser A, RB
Callable 12/01/19 @ 100
5.375%, 12/01/24	750	810

Hawaii — 1.0%
Hawaii State, Department of Budget & Finance, Ser B, RB, AMBAC
0.279%, 07/01/24 (B)	2,500	2,321
Hawaii State, Ser EE, GO
5.000%, 11/01/21	3,680	4,524
Honolulu City & County, Board of Water Supply, Ser B, AMT, RB, NATL
5.000%, 07/01/15	1,000	1,086
Honolulu City & County, Wastewater Authority, Second Bond Resolution, Ser A, RB
Callable 07/01/19 @ 100
5.000%, 07/01/21	2,500	2,944

		10,875

Idaho — 0.2%
Boise State University, Revenue Authority, General Project, Ser A, RB
4.000%, 04/01/21	575	647
4.000%, 04/01/22	485	544
Idaho State, Building Authority, Lewis-Clark State College Project, Ser F, RB
5.000%, 09/01/23	1,000	1,191
Idaho State, Building Authority, Northern Idaho College Project, Ser G, RB
5.000%, 09/01/23	60	72
Idaho State, Housing & Finance Association, Single-Family Mortgage Project, Ser C, AMT, RB
Callable 07/05/13 @ 100
5.600%, 01/01/21	65	65

		2,519

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Illinois — 4.4%
Chicago, Airport Authority, O’Hare International Airport Project, Third Lien, Ser B, RB
5.000%, 01/01/17	$2,500	$2,829
Chicago, Ser A, GO, AGM
Callable 01/01/15 @ 100
5.000%, 01/01/17	2,500	2,662
Chicago, Ser B, GO, AGM
Callable 07/01/15 @ 100
5.000%, 01/01/26	1,720	1,836
Chicago, Ser F, GO
Callable 06/04/13 @ 100
0.030%, 01/01/42 (B)(C)	1,000	1,000
Illinois State, Finance Authority, Palos Hospital Project, Ser C, RB
5.000%, 05/15/16	2,000	2,233
Illinois State, Finance Authority, University of Chicago Project, Ser A, RB
Callable 10/01/21 @ 100
5.000%, 10/01/30	1,000	1,151
Illinois State, Railsplitter Tobacco Settlement Authority, RB
Callable 06/01/21 @ 100
5.500%, 06/01/23	4,600	5,524
Illinois State, Railsplitter Tobacco Settlement Authority, RB
Callable 06/01/16 @ 100
6.250%, 06/01/24	3,500	3,912
Illinois State, Railsplitter Tobacco Settlement Authority, RB
5.250%, 06/01/20	2,695	3,252
5.000%, 06/01/15	2,975	3,208
Illinois State, Regional Transportation Authority, Ser A, RB, NATL-RE FGIC
5.500%, 07/01/23	2,095	2,574
Illinois State, Regional Transportation Authority, Ser B, RB, NATL
5.500%, 06/01/20	2,710	3,290
Illinois State, Ser A, GO
5.000%, 04/01/21	5,600	6,342
Illinois State, Toll Highway Authority, Ser A1, RB
Callable 01/01/20 @ 100
5.000%, 01/01/25	2,250	2,571
Illinois State, Unemployment Insurance Issue, Ser B, RB
Callable 06/15/15 @ 100
5.000%, 06/15/19	3,250	3,525

5	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Northern Illinois University, Auxiliary Facilities Authority, RB, AGM
5.000%, 04/01/17	$1,285	$1,437

		47,346

Indiana — 1.2%
Indiana State, Educational Facilities Finance Authority, Butler University Project, Ser S, RB
Callable 02/01/22 @ 100
5.000%, 02/01/29	1,000	1,110
Indiana State, Finance Authority, Revolving Funding Program, Ser A, RB
5.000%, 02/01/16	3,000	3,350
Indiana University, Student Fee Project, Ser S, RB
Callable 08/01/18 @ 100
5.000%, 08/01/19	2,000	2,380
Indianapolis, Airport Authority, Industrial Public Improvement Project, Ser F, AMT, RB, AMBAC
5.000%, 01/01/15	2,000	2,138
Indianapolis, Gas Utility Authority, Second Lien, Ser A, RB, AGM
Callable 08/15/20 @ 100
5.000%, 08/15/23	3,315	3,806
Whiting, Environmental Facilities Revenue, BP Products North America Project, RB
5.000%, 01/01/16	525	578

		13,362

Iowa — 0.4%
Iowa State, Finance Authority, Pollution Control Facilities, Interstate Power Project, RB, FGIC
5.000%, 07/01/14	2,250	2,357
Iowa State, Finance Authority, State Revolving Fund, RB
Callable 08/01/21 @ 100
5.000%, 08/01/24	1,500	1,816

		4,173

Kansas — 0.9%
Kansas State, Department of Transportation, Ser C, RB
5.000%, 09/01/20	2,500	3,082
Kansas State, Development Finance Authority, Adventist Health Sunbelt Project, RB
Callable 05/15/22 @ 100
5.000%, 11/15/29	4,000	4,533

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Wyandotte County, Kansas City Unified Government, Ser B, RB
6.070%, 06/01/21 (D)	$3,165	$2,097

		9,712

Louisiana — 0.9%
Ernest N Morial-New Orleans Exhibit, Hall Authority, RB
Callable 07/15/22 @ 100
5.000%, 07/15/26	1,000	1,125
5.000%, 07/15/27	1,750	1,960
Louisiana State, Citizens Property Insurance, Ser C2, RB, AGM
Callable 06/01/18 @ 100
6.750%, 06/01/26	3,600	4,389
Louisiana State, Stadium & Exposition District, Ser A, RB
5.000%, 07/01/19	1,000	1,173
5.000%, 07/01/22	1,000	1,166

		9,813

Maryland — 2.3%
Maryland State, Department of Transportation, Port Administration Facilities Project, AMT, COP, AMBAC
5.250%, 06/15/14	1,335	1,402
Maryland State, Economic Development Authority, Marine Terminals Project, RB
Callable 09/01/20 @ 100
5.750%, 09/01/25	1,990	2,213
Maryland State, Economic Development Authority, Potomac Project, RB
Callable 03/01/19 @ 100
6.200%, 09/01/22	1,335	1,604
Maryland State, Economic Development Authority, Transportation Facilities Project, Ser A, RB
Callable 06/01/20 @ 100
5.375%, 06/01/25	2,820	3,213
Maryland State, GO
5.000%, 03/01/18	3,500	4,159
Maryland State, Health & Higher Educational Facilities Authority, Johns Hopkins Health Systems Project, RB
Callable 07/01/22 @ 100
5.000%, 07/01/30	1,165	1,335
Maryland State, Transportation Authority, RAN
5.250%, 03/01/17	4,250	4,949

6	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Montgomery County, Public Improvement Project, Ser A, GO
Callable 07/01/19 @ 100
5.000%, 07/01/21	$5,000	$5,980

		24,855

Massachusetts — 3.9%
Massachusetts Bay, Transportation Authority, Ser B, RB
5.250%, 07/01/21	2,750	3,439
Massachusetts State, College Building Authority, Ser B, RB
Callable 05/01/22 @ 100
5.000%, 05/01/29	1,000	1,157
Massachusetts State, College Building Authority, Ser C, RB
4.000%, 05/01/18	3,075	3,500
Massachusetts State, Development Finance Agency, Partners Health Care Project, Ser L, RB
Callable 07/01/21 @ 100
5.000%, 07/01/26	2,000	2,302
Massachusetts State, Development Finance Agency, Tufts Medical Center Project, Ser I, RB
5.125%, 01/01/20	2,765	3,175
Massachusetts State, Federal Highway Project, Ser A, GAN, AGM
5.000%, 12/15/14	5,000	5,352
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/29	1,500	1,978
Massachusetts State, Port Authority, Ser B, RB
Callable 07/01/22 @ 100
5.000%, 07/01/26	1,500	1,761
Massachusetts State, School Building Authority, Ser B, RB
Callable 08/15/22 @ 100
5.000%, 08/15/28	3,110	3,634
5.000%, 08/15/29	5,000	5,811
Massachusetts State, Ser C, GO, AGM
5.500%, 12/01/17	3,000	3,609
Massachusetts State, Water Pollution Abatement Authority, Ser 1, RB
5.000%, 08/01/15	2,770	3,046
Massachusetts State, Water Resources Authority, Ser B, RB
5.000%, 08/01/15	2,895	3,180

		41,944

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Michigan — 3.0%
Detroit, Sewer Disposal Revenue Authority, Senior Lien, Ser C1, RB
Callable 07/01/19 @ 100
6.500%, 07/01/24	$4,000	$4,779
Detroit, Water Supply System Revenue Authority, Senior Lien, Ser A, RB
Callable 07/01/21 @ 100
5.250%, 07/01/27	1,385	1,494
Kent County, Hospital Finance Authority, Spectrum Health System Project, Ser A, RB
5.000%, 11/15/17	1,200	1,385
Michigan State, Finance Authority, School District Project, RB
5.000%, 06/01/17	1,000	1,114
Michigan State, Finance Authority, Unemployment Obligation Project, RB
Callable 01/01/18 @ 100
5.000%, 01/01/22	1,250	1,434
Michigan State, Finance Authority, Unemployment Obligation Project, RB
Callable 07/01/18 @ 100
5.000%, 07/01/21	7,000	8,159
Michigan State, Finance Authority, Unemployment Obligation Project, RB
5.000%, 07/01/18	3,400	4,062
Michigan State, Ser A, GO
5.000%, 11/01/19	2,000	2,416
Michigan State, Strategic Fund, Dow Chemical Project, Ser B2, RB
6.250%, 06/01/14	3,000	3,158
Wayne County, Airport Authority, Detroit Metropolitan Airport Project, Ser A, AMT, RB
5.000%, 12/01/16	2,500	2,833
Wayne County, Airport Authority, Detroit Metropolitan Airport Project, Ser Junior Lien, AMT, RB, NATL-RE FGIC
Callable 12/01/17 @ 100
5.000%, 12/01/22	1,500	1,641

		32,475

Minnesota — 1.9%
Minneapolis, Health Care Authority, Fairview Health Services Project, Ser A, RB
Callable 11/15/18 @ 100
6.375%, 11/15/23	3,250	3,858

7	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Minnesota State, Municipal Power Agency, RB
Callable 10/01/15 @ 100
5.250%, 10/01/21	$1,000	$1,095
Minnesota State, Various Purposes, Ser A, GO
5.000%, 08/01/20	2,000	2,460
Rochester, Mayo Clinic Project, Ser A, RB
4.000%, 11/15/30 (B)	1,575	1,795
Rochester, Mayo Clinic Project, Ser C, RB
4.500%, 11/15/38 (B)	1,535	1,793
Rochester, Waste Water Project, Ser A, GO
5.000%, 02/01/22	1,500	1,848
St. Louis Park, Health Care Authority, Nicollet Health Services Project, Ser C, RB
5.500%, 07/01/17	4,240	4,880
University of Minnesota, Ser A, RB
5.000%, 12/01/17	2,520	2,970

		20,699

Missouri — 0.9%
Missouri State, Highway & Transportation Commission, Second Lien, RB
Callable 05/01/17 @ 100
5.250%, 05/01/19	2,200	2,574
5.250%, 05/01/23	1,290	1,495
Missouri State, Joint Municipal Electric Utility Commission, Iatan 2 Project, Ser A, RB, AMBAC
5.000%, 01/01/15	2,000	2,123
St. Louis, Airport Authority, Lambert International Airport Project, Ser A1, RB
Callable 07/01/19 @ 100
6.125%, 07/01/24	2,515	2,960

		9,152

Nebraska — 0.8%
Nebraska State, Public Power District, Ser A, RB
Callable 01/01/22 @ 100
5.000%, 01/01/29	2,000	2,281
Nebraska State, Public Power District, Ser C, RB
Callable 01/01/18 @ 100
5.000%, 01/01/25	1,500	1,679

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Omaha, Public Power District, Ser B, RB
Callable 02/01/21 @ 100
5.000%, 02/01/27	$4,015	$4,662

		8,622

Nevada — 0.4%
Clark County, Airport Authority, Sub Lien, Ser C, RB, AGM
Callable 07/01/19 @ 100
5.000%, 07/01/23	2,800	3,214
Henderson, Local Improvement District No. T-18, SAB
Callable 09/01/13 @ 102
5.300%, 09/01/35	1,975	1,546

		4,760

New Jersey — 3.1%
New Jersey State, Economic Development Authority, Continental Airlines Project, AMT, RB
4.875%, 09/15/19	1,085	1,117
New Jersey State, Economic Development Authority, MSU Student Housing Project, RB
Callable 06/01/20 @ 100
5.375%, 06/01/25	1,450	1,641
New Jersey State, Economic Development Authority, RB
5.000%, 06/15/20	3,755	4,330
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser EE, RB
5.000%, 09/01/18	3,500	4,117
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser I, RB
5.500%, 09/01/15	3,110	3,449
New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project, Ser A, RB
Callable 07/01/22 @ 100
5.000%, 07/01/23	855	996
5.000%, 07/01/25	315	359
New Jersey State, Ser N, GO, NATL-RE FGIC
5.500%, 07/15/18	5,000	6,082
New Jersey State, Tobacco Settlement Authority, Ser 1A, RB
Callable 06/01/17 @ 100
4.500%, 06/01/23	3,235	3,214

8	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey State, Transportation Trust Fund Authority, Ser B, RB
Callable 06/15/21 @ 100
5.500%, 06/15/31	$3,270	$3,794
New Jersey State, Turnpike Authority, Ser B, RB
5.000%, 01/01/21	4,000	4,731

		33,830

New Mexico — 0.4%
New Mexico State, Severance Tax, Ser A, RB
5.000%, 07/01/15	4,270	4,679

New York — 10.8%
Brooklyn, Local Development Authority, Barclays Center Project, RB
Callable 01/15/20 @ 100
6.500%, 07/15/30	3,500	4,250
Metropolitan New York, Transportation Authority, Ser C, RB
Callable 11/15/18 @ 100
6.500%, 11/15/28	2,860	3,527
Metropolitan New York, Transportation Authority, Ser D, RB
5.000%, 11/15/16	2,000	2,285
Metropolitan Transportation Authority, Ser C, RB
Callable 05/15/18 @ 100
5.000%, 11/15/27	1,850	2,040
New York & New Jersey, Port Authority, 146th Street Construction Project, AMT, RB, AGM
Callable 12/01/16 @ 100
5.000%, 12/01/17	5,000	5,645
New York & New Jersey, Port Authority, JFK International Air Terminal Project, RB
Callable 12/01/15 @ 100
6.500%, 12/01/28	3,500	3,846
New York City, Educational Construction Fund, Ser A, RB
Callable 04/01/21 @ 100
6.500%, 04/01/22	2,325	2,942
New York City, Health & Hospital Authority, Ser A, RB
5.000%, 02/15/19	2,750	3,249
New York City, Industrial Development Agency, Ser A, AMT, RB
5.000%, 07/01/22	315	343

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York City, Industrial Development Agency, Terminal One Group Association Project, AMT, RB
5.500%, 01/01/14	$2,000	$2,053
New York City, Liberty Development Authority, Goldman Sachs Headquarters Project, RB
5.250%, 10/01/35	2,210	2,558
New York City, Municipal Water Finance Authority, Ser B, RB, AGM
Callable 06/15/14 @ 100
5.000%, 06/15/15	3,000	3,145
New York City, Municipal Water Finance Authority, Ser B, RB, AMBAC
Pre-Refunded @ 100
5.000%, 12/15/14 (A)	600	643
New York City, Municipal Water Finance Authority, Ser B, RB, AMBAC
Callable 12/15/14 @ 100
5.000%, 06/15/21	785	840
New York City, Ser A7, GO
Callable 07/01/13 @ 100
0.040%, 08/01/21 (B)(C)	800	800
New York City, Ser B, GO
5.000%, 08/01/17	2,000	2,325
New York City, Ser C, GO
Callable 06/04/13 @ 100
0.040%, 10/01/23 (B)(C)	1,000	1,000
New York City, Ser D, GO
5.000%, 08/01/16	3,250	3,679
New York City, Ser E, GO
Callable 08/01/19 @ 100
5.000%, 08/01/21	3,125	3,701
5.000%, 08/01/22	2,000	2,360
New York City, Ser F, GO
Callable 02/01/22 @ 100
5.000%, 08/01/28	2,500	2,878
New York City, Ser K, GO
Pre-Refunded @ 100
5.000%, 08/01/15 (A)	460	507
New York City, Ser K, GO
Callable 08/01/15 @ 100
5.000%, 08/01/21	4,540	4,909
New York City, Sub-Ser A7, GO
Callable 07/01/13 @ 100
0.070%, 08/01/20 (B)(C)	400	400
New York City, Sub-Ser A-7, GO
Callable 07/01/13 @ 100
0.040%, 08/01/19 (B)(C)	1,500	1,500
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser A1, RB
5.000%, 11/01/20	1,250	1,528

9	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser B, RB
Callable 02/01/21 @ 100
5.000%, 02/01/23	$2,500	$2,973
5.000%, 02/01/24	2,250	2,653
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB
5.000%, 11/15/18	3,500	4,209
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB
Callable 05/01/17 @ 100
5.000%, 11/01/18	1,890	2,199
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB
Pre-Refunded @ 100
5.000%, 05/01/17 (A)	925	1,080
New York City, Trust for Cultural Resources, Whitney Museum Project, RB
Callable 01/01/21 @ 100
5.000%, 07/01/21	1,320	1,562
New York State, Dormitory Authority, Department of Health Project, Ser A, RB
5.000%, 07/01/18	2,530	2,981
New York State, Dormitory Authority, Memorial Sloan- Kettering Project, Ser 1, RB
Callable 01/01/22 @ 100
5.000%, 07/01/23	610	731
New York State, Dormitory Authority, Memorial Sloan- Kettering Project, Ser 1, RB
5.000%, 07/01/21	250	303
New York State, Dormitory Authority, North Shore Jewish Project, Ser A, RB
Callable 05/01/21 @ 100
5.000%, 05/01/23	2,135	2,450
New York State, Dormitory Authority, Orange Regional Medical Center Project, RB
Callable 12/01/18 @ 100
6.500%, 12/01/21	2,500	2,880
New York State, Dormitory Authority, State University Project, RB
Callable 05/15/22 @ 100
5.000%, 05/15/23	970	1,168
New York State, Environmental Facilities Authority, Revolving Funds, Ser A, RB
Callable 06/15/22 @ 100
5.000%, 06/15/24	3,000	3,632

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Environmental Facilities Authority, Revolving Funds, Ser B, RB
Callable 06/15/18 @ 100
5.000%, 06/15/21	$1,580	$1,848
New York State, Local Government Assistance, Sub-Ser A 5/6, RB
5.000%, 04/01/17	2,000	2,318
5.000%, 04/01/18	5,000	5,942
New York State, Tobacco Settlement Authority, RB
Callable 06/20/13 @ 100
5.500%, 06/01/20	1,615	1,621
New York State, Urban Development Authority, Personal Income Tax, Ser A1, RB
5.000%, 12/15/16	2,000	2,304
5.000%, 03/15/20	1,875	2,263
Onondaga, Civic Development Authority, St. Joseph’s Hospital Health Center Project, RB
5.000%, 07/01/16	1,645	1,745
Triborough, Bridge & Tunnel Authority, Bridge & Tunnel Project, Ser A, RB
Callable 01/01/22 @ 100
5.000%, 01/01/23	2,500	2,990
Triborough, Bridge & Tunnel Authority, Ser B3, RB
Callable 11/15/15 @ 100
5.000%, 11/15/38 (B)	2,250	2,496
Troy, Capital Resource, Rensselaer Polytechnic Project, Ser B, RB
5.000%, 09/01/19	1,500	1,764

		117,065

North Carolina — 1.5%
Guilford County, Public Improvement Project, Ser A, GO
4.000%, 03/01/15	2,990	3,182
North Carolina State, Capital Improvement Project, Ser C, RB
Callable 05/01/21 @ 100
5.000%, 05/01/30	1,335	1,536
North Carolina State, Medical Care Commission, First Mortgage- Presbyterian Homes Project, RB
Callable 10/01/16 @ 100
5.500%, 10/01/31	2,360	2,411
North Carolina State, Ser A, GO
Callable 05/01/20 @ 100
5.000%, 05/01/22	1,125	1,358
North Carolina State, Ser C, GO
5.000%, 05/01/19	2,000	2,427
5.000%, 05/01/22	2,050	2,557

10	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

University of North Carolina at Chapel Hill, RB
Callable 12/01/17 @ 100
5.000%, 12/01/31	$1,650	$1,887
Wake County, Ser D, GO
4.000%, 02/01/17	1,000	1,117

		16,475

Ohio — 2.7%
Hancock County, Blanchard Valley Regional Health Center Project, RB
5.250%, 12/01/20	2,000	2,355
Kent State University, General Revenue Receipts, Ser B, RB, AGM
Callable 05/01/19 @ 100
5.000%, 05/01/21	2,500	2,916
Montgomery County, Miami Valley Hospital Project, Ser A, RB
Callable 11/15/20 @ 100
5.750%, 11/15/22	2,500	2,956
Muskingum County, Genesis Health Care System Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/33	1,850	1,867
Ohio State, Air Quality Development Authority, First Energy Generation Project, Ser A, RB
5.700%, 08/01/20	2,805	3,339
Ohio State, Air Quality Development Authority, Pollution Control First Energy Project, Ser A, RB
5.700%, 02/01/14	1,665	1,711
Ohio State, Air Quality Development Authority, Pollution Control First Energy Project, Ser C, RB
5.625%, 06/01/18	1,580	1,820
Ohio State, Conservation Projects, Ser A, GO
5.000%, 09/01/15	1,985	2,187
Ohio State, Higher Educational Facilities Commission, Case Western Reserve University Project, RB
6.250%, 10/01/18	1,000	1,237
Ohio State, Higher Educational Facilities Commission, Cleveland Clinic Health Project, Ser A, RB
Callable 01/01/18 @ 100
5.250%, 01/01/19	3,710	4,298

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Ohio State, Water Development Authority, Water Quality Project, Ser A, RB
Callable 12/01/19 @ 100
5.000%, 12/01/22	$3,595	$4,294

		28,980

Oklahoma — 0.8%
Tulsa County, Industrial Authority, Ser A, RB
5.000%, 05/15/15	7,500	8,123

Oregon — 0.7%
Oregon State, Department of Administrative Services, Ser A, RB
Callable 04/01/19 @ 100
5.250%, 04/01/26	3,000	3,506
Oregon State, Property Tax, Ser J, GO
Callable 05/01/21 @ 100
5.000%, 05/01/25	2,210	2,623
5.000%, 05/01/26	1,545	1,821

		7,950

Pennsylvania — 5.8%
Allegheny County, Industrial Development Authority, Environmental Improvement Project, RB
6.500%, 05/01/17	1,385	1,515
Allegheny County, Port Authority, RB
Callable 03/01/21 @ 100
5.000%, 03/01/25	2,200	2,481
Allentown, Neighborhood Improvement Zone Development Authority, Ser A, RB
Callable 05/01/22 @ 100
5.000%, 05/01/26	1,375	1,533
Berks County, Municipal Authority, Reading Hospital & Medical Center Project, RB
Callable 11/01/19 @ 100
5.250%, 11/01/24	2,935	3,306
Butler County, Hospital Authority, Butler Health Systems Project, RB
Callable 07/01/19 @ 100
7.125%, 07/01/29	1,500	1,870
Delaware Valley, Regional Finance Authority, RB
5.750%, 07/01/17	3,000	3,400

11	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Lancaster County, Higher Education Authority, Franklin & Marshall College Project, RB
Callable 04/15/16 @ 100
5.000%, 04/15/24	$1,025	$1,105
Lancaster County, Hospital Authority, Lancaster General Hospital Project, Ser B, RB
Callable 03/15/17 @ 100
5.000%, 03/15/21	2,510	2,733
Monroeville, Finance Authority, RB
5.000%, 02/15/20	1,000	1,180
Pennsylvania State, Economic Development Financing Authority, Albert Einstein Health Care Project, Ser A, RB
Callable 10/15/19 @ 100
6.250%, 10/15/23	1,800	2,086
Pennsylvania State, Economic Development Financing Authority, Unemployment Compensation Project, RB
Callable 07/01/17 @ 100
5.000%, 01/01/22	3,935	4,487
Pennsylvania State, Economic Development Financing Authority, Unemployment Compensation Project, RB
Callable 01/01/18 @ 100
5.000%, 07/01/21	2,960	3,426
Pennsylvania State, GO
5.000%, 07/01/20	1,500	1,827
Pennsylvania State, GO, AGM
5.375%, 07/01/17	4,200	4,967
Pennsylvania State, Higher Educational Facilities Authority, Drexel University Project, Ser A, RB
Callable 05/01/21 @ 100
5.250%, 05/01/24	2,680	3,108
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Project, Ser A, RB
5.000%, 09/01/19	3,120	3,772
Pennsylvania State, Intergovernmental Cooperative Authority, Philadelphia Funding Program, SAB
5.000%, 06/15/18	5,000	5,927
Pennsylvania State, Turnpike Commission, Ser A, RB
5.000%, 12/01/17	1,000	1,154
Philadelphia, School District, Ser A, GO
5.000%, 06/01/14	4,315	4,503

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Philadelphia, School District, Ser E, GO
5.000%, 09/01/18	$1,785	$2,066
Philadelphia, Water & Sewer Authority, Ser A, RB
5.000%, 06/15/15	3,650	3,976
University of Pittsburgh, University Capital Project, Ser B, RB
Callable 03/15/19 @ 100
5.500%, 09/15/22	2,000	2,403

		62,825

Puerto Rico — 2.7%
Puerto Rico Commonwealth, Electric Power Authority, Ser TT, RB
Callable 07/01/17 @ 100
5.000%, 07/01/18	2,500	2,636
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser M, RB
Callable 07/01/17 @ 100
5.000%, 07/01/21	4,120	4,223
Puerto Rico Commonwealth, Housing Finance Authority, Capital Funding for Modernization, Sub-Ser, RB
5.500%, 12/01/15	4,370	4,767
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO
Pre-Refunded @ 100
5.250%, 07/01/16 (A)	1,235	1,413
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO
Pre-Refunded @ 100
5.250%, 07/01/22 (A)	2,350	2,359
Puerto Rico Commonwealth, Sales Tax Financing, Ser A, RB
Callable 08/01/19 @ 100
5.500%, 08/01/23	6,500	7,271
Puerto Rico Commonwealth, Sales Tax Financing, Ser A, RB
Callable 02/01/14 @ 100
6.125%, 08/01/29	1,455	1,489
Puerto Rico Commonwealth, Sales Tax Financing, Ser A, RB
Pre-Refunded @ 100
6.125%, 02/01/14 (A)	45	47
Puerto Rico Commonwealth, Sales Tax Financing, Ser C, RB
Callable 08/01/20 @ 100
6.500%, 08/01/35	3,500	3,979

12	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Puerto Rico Commonwealth, Sales Tax Financing, Ser C, RB
Callable 08/01/21 @ 100
5.000%, 08/01/22	$910	$1,069

		29,253

Rhode Island — 0.6%
Rhode Island State, Health & Educational Building Authority, Brown University Project, RB
5.000%, 09/01/22	5,000	6,179

South Carolina — 0.8%
Charleston, Educational Excellence Finance, Charleston County School Project, RB
Callable 12/01/23 @ 100
5.000%, 12/01/27	2,500	2,910
Piedmont, Municipal Power Agency, Ser A, RB, FGIC
6.500%, 01/01/16	800	905
6.500%, 01/01/16 (E)	1,020	1,173
South Carolina State, Ser A, GO
5.000%, 06/01/20	3,380	4,154

		9,142

Tennessee — 1.0%
Memphis, Electric Systems Revenue Authority, Sub-Ser, RB
5.000%, 12/01/17	1,730	2,047
Memphis-Shelby County, Airport Authority, Ser D, RB
Callable 07/01/21 @ 100
5.000%, 07/01/24	1,890	2,181
Metropolitan Government of Nashville & Davidson County, GO
5.000%, 07/01/18	1,830	2,187
5.000%, 07/01/20	1,100	1,351
Metropolitan Government of Nashville & Davidson County, Ser A, GO
5.000%, 01/01/22	2,250	2,775

		10,541

Texas — 9.2%
Aldine, Independent School District, School Building Project, GO
Callable 02/15/18 @ 100
5.000%, 02/15/22	3,805	4,365
Brownsville, Utilities System Revenue, Ser A, RB
Callable 09/01/23 @ 100
5.000%, 09/01/24	5,000	5,856

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Central Texas, Regional Mobility Authority, Senior Lien, Ser A, RB
Callable 01/01/23 @ 100
5.000%, 01/01/33	$770	$845
Central Texas, Regional Mobility Authority, Sub Lien, RB
Callable 01/01/23 @ 100
5.000%, 01/01/33	2,350	2,480
Conroe, Independent School District, GO, PSF-GTD
Callable 02/15/20 @ 100
5.000%, 02/15/26	2,085	2,454
Corpus Christi, Utility Systems Authority, Refinance & Improvement Project, RB, AGM
Callable 07/15/16 @ 100
4.500%, 07/15/23	2,000	2,152
Dallas, Convention Center Hotel Project, Ser A, RB
Callable 01/01/19 @ 100
5.250%, 01/01/23	3,495	3,860
Dallas-Fort Worth, International Airport Facilities Improvement Authority, Ser A, RB
Callable 11/01/16 @ 100
5.000%, 11/01/23	300	333
Gulf Coast, Industrial Development Authority, RB
Callable 06/04/13 @ 100
0.020%, 11/01/41 (B)	500	500
Harris County, Metropolitan Transit Authority, Ser A, RB
Callable 11/01/21 @ 100
5.000%, 11/01/27	2,500	2,897
5.000%, 11/01/29	3,160	3,621
Houston, Hotel Occupancy Tax & Special Revenue Authority, Convention & Entertainment Project, Ser B, RB, AMBAC
5.210%, 09/01/15 (D)	5,500	5,288
Houston, Independent School District, Limited Tax, Schoolhouse Project, GO, PSF-GTD
5.000%, 02/15/18	2,920	3,456
Houston, Public Improvement Project, Ser A, GO
Callable 03/01/18 @ 100
5.250%, 03/01/28	4,915	5,662
Houston, Utility System Revenue, Ser B, RB
Callable 11/15/23 @ 100
5.000%, 11/15/28	2,610	3,072
Houston, Utility Systems Revenue Authority, First Lien, Ser D, RB
Callable 11/15/21 @ 100
5.000%, 11/15/29	3,000	3,479

13	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Katy, Independent School District, School Building Project, Ser A, GO, PSF-GTD
5.000%, 02/15/19	$3,470	$4,153
Lower Colorado, River Authority, Transmission Services Project, RB
Callable 05/15/18 @ 100
5.000%, 05/15/21	2,000	2,296
Lower Neches Valley, Industrial Development Authority, RB
Callable 06/04/13 @ 100
0.010%, 05/01/46 (B)	1,000	1,000
North Central Texas, Health Facility Development Authority, Children’s Medical Center Dallas Project, RB
5.000%, 08/15/17	1,315	1,503
North East, Independent School District, School Building Project, Ser A, GO
5.000%, 08/01/16	2,000	2,273
North East, Independent School District, School Building Project, Ser A, GO
Callable 08/01/17 @ 100
5.000%, 08/01/23	5,000	5,766
North East, Independent School District, School Building Project, Ser A, GO, PSF-GTD
Callable 08/01/17 @ 100
5.000%, 08/01/21	2,000	2,317
North Texas, Thruway Authority, First Tier, Ser A, RB
Callable 01/01/18 @ 100
6.000%, 01/01/24	245	284
North Texas, Thruway Authority, First Tier, Ser E3, RB
5.750%, 01/01/38 (B)	3,085	3,466
Pasadena, Independent School District, School Building Project, GO
5.000%, 02/15/16	1,000	1,118
Texas A&M University, RB
Callable 07/05/13 @ 100
5.250%, 07/01/16	2,250	2,258
Texas State, College Student Loan Program, Ser B, AMT, GO
5.000%, 08/01/18	3,135	3,712
Texas State, College Student Loan Program, AMT, GO
5.500%, 08/01/19	2,500	3,024
Texas State, GO
5.000%, 04/01/20	1,750	2,131
Texas State, Municipal Power Agency, RB, NATL
4.080%, 09/01/16 (D)(E)	25	24

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Texas State, Private Activity Bond, Surface Transportation, Senior Lien, RB
Callable 06/30/20 @ 100
7.500%, 06/30/33	$1,750	$2,177
Texas State, Private Activity Bond, Surface Transportation, Senior Lien, RB
Callable 12/31/19 @ 100
7.500%, 12/31/31	2,220	2,733
Texas State, Transportation Commission Authority, First Tier, Ser A, RB
Callable 04/01/16 @ 100
5.000%, 04/01/17	3,000	3,362
Texas State, Transportation Commission Authority, Mobility Fund, Ser A, GO
Callable 04/01/17 @ 100
5.000%, 04/01/22	1,600	1,823
University of Houston, Ser A, RB
5.000%, 02/15/21	3,500	4,234

		99,974

Utah — 0.5%
Utah State, Intermountain Power Agency, Ser A, RB, AMBAC
Callable 07/01/17 @ 100
5.000%, 07/01/19	2,500	2,856
Utah State, Intermountain, Power Agency, Sub-Ser A, RB
5.000%, 07/01/16	2,680	3,025

		5,881

Virginia — 1.4%
Chesterfield County, Economic Development Authority, Virginia Electric & Power Project, Ser A, RB
Callable 05/01/19 @ 100
5.000%, 05/01/23	975	1,107
Fairfax County, Public Improvement Project, Ser A, GO
5.000%, 04/01/18	1,630	1,939
Norfolk, Water Revenue Authority, RB
5.000%, 11/01/18	1,340	1,604
University of Virginia, Ser B, RB
Pre-Refunded @ 100
5.000%, 06/01/20 (A)	240	240
5.000%, 06/01/21 (A)	240	240
Virginia State, College Building Authority, 21st Century College & Equipment Program, RB
5.000%, 02/01/17	2,000	2,299

14	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Virginia State, College Building Authority, 21st Century College & Equipment Program, Ser A, RB
Callable 02/01/21 @ 100
5.000%, 02/01/22	$2,000	$2,405
Virginia State, Ser A, GO
4.000%, 06/01/15	3,000	3,216
Virginia State, Ser B, GO
Callable 06/01/18 @ 100
5.000%, 06/01/22	2,000	2,301

		15,351

Washington — 3.1%
Energy Northwest, Electric Revenue Authority, Ser A, RB
5.000%, 07/01/17	2,500	2,910
FYI Properties, Washington State Disposal Project, RB
5.000%, 06/01/15	4,015	4,360
King County, Sewer Revenue, Ser A, RB
Callable 01/01/23 @ 100
5.000%, 01/01/29	4,200	4,921
Port of Seattle, Ser A, RB
Callable 08/01/22 @ 100
5.000%, 08/01/28	2,500	2,885
Port of Seattle, AMT, GO
Callable 06/01/21 @ 100
5.250%, 12/01/21	1,000	1,203
Seattle, Municipal Light & Power Revenue Authority, Improvement Project, Ser A, RB
Callable 02/01/21 @ 100
5.000%, 02/01/22	2,685	3,200
Washington State, Northwest Energy & Electric Authority, Columbia Generating Station, Ser A, RB
5.500%, 07/01/15	2,000	2,212
5.000%, 07/01/20	5,000	6,095
Washington State, Northwest Energy & Electric Authority, Project No. 1, Ser C, RB
5.000%, 07/01/15	2,250	2,465
Washington State, Ser R-C, GO
5.000%, 07/01/19	3,000	3,615

		33,866

Wisconsin — 0.5%
Wisconsin State, Public Finance Authority, AFCO Investors II Portfolio Project, AMT, RB
Callable 10/01/22 @ 100
5.000%, 10/01/23	1,375	1,349

Description	Face Amount ($ Thousands) / Shares	Value ($ Thousands)

Wisconsin State, Public Finance Authority, Airport Facilities Project, AMT, RB
5.000%, 07/01/22	$1,665	$1,820
Wisconsin State, Ser 1, GO
4.000%, 05/01/15	2,500	2,672

		5,841

Wyoming — 0.1%
Wyoming State, Community Development Housing Authority, Ser 6, AMT, RB
5.500%, 12/01/17	1,320	1,391

Total Municipal Bonds (Cost $1,007,290) ($ Thousands)		1,071,209

TAX EXEMPT CORPORATE BOND — 0.5%

California — 0.5%
San Manuel Entertainment
Callable 12/01/13 @ 102
4.500%, 12/01/16	4,800	4,941

Total Tax Exempt Corporate Bond (Cost $4,756) ($ Thousands)		4,941

CASH EQUIVALENT — 0.3%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A, 0.020% † (F)	3,704,576	3,705

Total Cash Equivalent (Cost $3,705) ($ Thousands)		3,705

Total Investments — 99.7% (Cost $1,015,751) ($ Thousands)††		$1,079,855

Percentages are based on Net Assets of $1,083,161 ($ Thousands).

†	Investment in Affiliated Security.

(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2013. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(C)	Securities are held in connection with a letter of credit issued by a major bank.

(D)	Zero coupon security. The rate shown on the Schedule of Investments represents the security’s effective yield at the time of purchase.

(E)	Security is escrowed to maturity.

(F)	Rate shown is the 7-day effective yield as of May 31, 2013.

15	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2013

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

GAN — Grant Anticipation Note

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

PSF-GTD — Texas Public School Fund Guarantee

RAN — Revenue Anticipation Note

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

SAB — Special Assessment Bond

Ser — Series

††	At May 31, 2013, the tax basis cost of the Fund’s investments was $1,015,751 ($ Thousands), and the unrealized appreciation and depreciation were $67,243 ($ Thousands) and $(3,139) ($ Thousands) respectively.

The following is a list of the inputs used as of May 31, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,071,209	$—	$1,071,209
Tax Exempt Corporate Bond	—	4,941	—	4,941
Cash Equivalent	3,705	—	—	3,705

Total Investments in Securities	$3,705	$1,076,150	$—	$1,079,855

Amounts designated as “—” are $0.

During the period ended May 31, 2013, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

16	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

May 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 99.5%

Alabama — 1.8%
Alabama State, 21st Century Authority, Tobacco Settlement, Ser A, RB
3.000%, 06/01/14	$1,500	$1,535
Alabama State, Port Authority, Ser A, AMT, RB, NATL-RE
5.000%, 10/01/13	1,000	1,014
Alabama State, Special Care Facilities Financing Authority, Ser A1, RB
1.500%, 10/01/27 (A)	4,785	4,838
Alabama State, Special Care Facilities Financing Authority, Ser A2, RB
1.500%, 10/01/27 (A)	1,010	1,021
Chatom, Industrial Development Board Revenue Authority, Powersouth Energy Cooperative Project, Ser A, RB
Callable 11/15/13 @ 100
0.550%, 11/15/38 (A)	2,000	2,000
Chatom, Industrial Development Board Revenue Authority, RB
Callable 08/01/13 @ 100
0.530%, 08/01/37 (A)	2,000	2,000
Mobile, Airport Authority, RB
5.500%, 10/01/15	1,215	1,286
Mobile, Industrial Development Board, Pollution Control Authority, Barry Plant Project, RB
0.580%, 07/15/34 (A)	1,500	1,501
Pell City, Special Care Facilities Financing Authority, RB
4.000%, 12/01/14	1,675	1,752

		16,947

Arizona — 1.2%
Arizona State, School Facilities Board, State School Trust, RB, AMBAC
4.000%, 07/01/15	1,250	1,328
Arizona State, Sports & Tourism Authority, Professional Baseball Training, RB
5.000%, 07/01/15	1,000	1,080
4.000%, 07/01/14	1,000	1,034
Navajo County, Pollution Control Authority, Ser C, RB
5.500%, 06/01/34 (A)	1,150	1,203
Pima County, Industrial Development Authority, Arizona Charter Schools Project, RB
3.000%, 07/01/14	200	203
3.000%, 07/01/15	300	307

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pima County, Unified School District No. 6 Marana, GO, AGM
5.000%, 07/01/13	$2,150	$2,157
Scottsdale, Industrial Development Authority, Scottsdale Hospital Project, Ser F, RB, AGM
0.450%, 09/01/45 (A)	1,000	1,000
University Medical Center, Hospital Revenue Authority, RB
5.250%, 07/01/13	750	753
5.250%, 07/01/14	1,000	1,046
Yavapai County, Industrial Development Authority, Northern Arizona Health Care Systems Project, RB
3.000%, 10/01/13	750	757

		10,868

Arkansas — 0.1%
Fort Smith, Sales & Use Tax, Ser 2008, RB
3.875%, 09/01/13	350	353
North Little Rock, Electric System Revenue Authority, Ser A, RB, NATL
6.500%, 07/01/15 (B)	860	912

		1,265

California — 6.5%
California State, Communities Development Authority, Ser E, RB, AGM
0.550%, 07/01/40 (A)	2,000	2,000
California State, Educational Facilities Authority, Loyola Marymount University Project, RB
4.000%, 10/01/13	1,330	1,346
California State, Municipal Finance Authority, Ser A, RB
0.700%, 02/01/39 (A)	3,000	3,001
California State, Pollution Control Financing Authority, AMT, RB
0.850%, 11/01/38 (A)	3,000	3,000
California State, Ser A, GO
Callable 11/01/14 @ 100
0.800%, 05/01/33 (A)	2,000	2,003
College of the Sequoias, Tulare Area Improvement District No. 3, GO
3.000%, 09/01/13	3,945	3,968
1.732%, 09/01/13 (C)	1,000	998
Deutsche Bank Spears, Ser DBE- 675, GO, Assured Gty
0.270%, 08/01/48 (A)	8,790	8,790
Golden Empire Schools Financing Authority, RB
0.420%, 05/01/14 (A)	3,000	3,000

1	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

May 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Imperial, Community College District, GO
3.692%, 08/01/14 (C)	$6,345	$6,281
Inglewood, Public Financing Authority, RB
5.000%, 08/01/15	1,645	1,712
4.000%, 08/01/14	1,050	1,063
Inland Valley, Development Agency, Ser C, TA
4.500%, 03/01/41 (A)	1,000	1,062
Kern County, Capital Improvement Projects, Ser A, COP
5.000%, 11/01/13	1,605	1,635
Los Angeles, Regional Airports Improvement Authority, LAX International Airport Project, RB
0.420%, 12/01/15 (A)(D)	2,500	2,500
Metropolitan, Water District of Southern California, RB
0.400%, 07/01/35 (A)	2,000	2,000
Moreland, School District, Ser A, GO
3.427%, 07/01/16 (C)	8,500	8,238
San Pablo Joint Powers Financing Authority, TA, AMBAC
3.500%, 12/01/13	1,175	1,190
Sweetwater, Union High School District, Ser 2684, GO, FSA
0.200%, 08/01/13 (A)	7,120	7,120

		60,907

Colorado — 2.3%
City of Denver, Regional Transportation District, Ser A- REF, COP
5.000%, 06/01/16	3,500	3,911
3.000%, 06/01/16	1,600	1,694
Colorado Springs, Utilities System Revenue Authority, Ser B, RB
Callable 06/04/13 @ 100
0.280%, 11/01/36 (A)	2,000	2,000
Denver City & County, Airport System Revenue Authority, Ser C, RB
4.000%, 11/15/14	7,400	7,788
3.000%, 11/15/14	2,650	2,751
Denver City & County, Airport System Revenue Authority, Sub- Ser G1, RB, Assured Guarantee
Callable 06/04/13 @ 100
0.210%, 11/15/25 (A)	3,500	3,500

		21,644

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Connecticut — 0.4%
Connecticut State, Health & Educational Facilities Authority, State Supported Child Care Project, RB
3.000%, 07/01/13	$1,090	$1,092
Connecticut State, Housing Finance Authority, Ser A, RB
1.250%, 05/15/16	1,000	1,005
0.950%, 05/15/15	1,000	1,003
Town of Hamden, Ser B, BAN
2.000%, 08/22/13	1,000	1,003

		4,103

District of Columbia — 0.4%
District of Columbia, Income Tax Revenue Authority, Ser B, RB
Callable 06/01/15 @ 100
0.720%, 12/01/15 (A)	2,860	2,866
District of Columbia, Income Tax Revenue Authority, Ser B, RB
Callable 07/05/13 @ 100
0.420%, 12/01/13 (A)	1,000	1,001

		3,867

Florida — 5.8%
Atlantic Beach, Fleet Landing Project, Ser A, RB
3.000%, 11/15/15	350	359
2.000%, 11/15/14	225	226
1.100%, 11/15/13	100	100
Citizens Property Insurance, RB
1.870%, 06/01/13 (A)	1,700	1,700
Citizens Property Insurance, RB, AGM
1.770%, 06/01/14 (A)	1,500	1,520
Florida State, Municipal Loan Council, Design Building Finance Project, RB
1.750%, 08/15/16	8,670	8,710
Florida State, Municipal Loan Council, RB
4.000%, 05/01/17	1,000	1,091
Florida State, Ser B, GO, NATL-RE
Pre-Refunded @ 100
4.875%, 06/01/13 (E)	500	505
Gulf Breeze, Local Government Loan, Ser FG&H, RB
1.000%, 12/01/20 (A)(B)	4,000	4,001
Hillsborough County, Industrial Development Authority, RB
5.150%, 09/01/25 (A)	1,850	1,870
4.000%, 10/01/15	745	796
Hillsborough County, Industrial Development Authority, Ser A, RB
5.000%, 10/01/13	1,500	1,522

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

May 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Lake County, School Board, Ser B, COP, AMBAC
Callable 06/01/16 @ 100
5.000%, 06/01/19	$3,000	$3,232
Manatee County, School District, COP, NATL
5.000%, 07/01/14	1,650	1,725
Martin County, Improvement Revenue Authority, RB, AMBAC
5.250%, 10/01/14	1,285	1,346
Miami-Dade County, Capital Asset Acquisition, Ser E, RB
4.250%, 04/01/14	1,455	1,498
Miami-Dade County, Public Improvement Project, RB, AGM
5.000%, 10/01/14	3,250	3,437
4.000%, 10/01/15	3,390	3,624
Miami-Dade County, School Board, Ser A, COP
Callable 05/01/16 @ 100
5.000%, 08/01/21 (A)	3,500	3,862
Okeechobee County, Disposal Waste Management Landfill Project, RB
0.650%, 07/01/39 (A)	1,120	1,120
Orange County, School Board, Ser A, COP
5.000%, 08/01/13	500	504
5.000%, 08/01/14	7,500	7,900
Osceola County, GO, AGM
4.000%, 10/01/14	1,090	1,133
Palm Beach County, Health Facilities Authority, RB
4.000%, 11/01/14	1,200	1,248
2.000%, 11/01/13	550	553
Saint Petersburg, Health Facilities Authority, Ser B, RB, AMBAC
0.600%, 11/15/34 (A)	1,100	1,100

		54,682

Georgia — 4.0%
Atlanta, Airport Revenue Authority, Ser A, RB
5.000%, 01/01/15	1,000	1,072
Atlanta, Student Housing Development Authority, University Commons Project, RB
5.000%, 09/01/15	1,280	1,402
Bulloch County, Development Authority, Georgia Southern University Housing Foundation Project, RB, AGM
4.000%, 07/01/18	595	654
Floyd County, Development Authority, Georgia Power Company Project, RB
0.850%, 07/01/22 (A)	5,000	4,995

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Fulton County, Development Authority, Robert Woodruff Project, Ser B, RB
Callable 03/15/19 @ 100
5.250%, 03/15/24	$3,200	$3,568
Fulton County, Development Authority, Robert Woodruff Project, Ser B, RB
5.000%, 03/15/16	13,255	14,642
Georgia State, Municipal Electric Authority, Ser B, RB
5.000%, 01/01/18	3,000	3,481
Georgia State, Private Colleges & Universities Authority, Mercer University Project, Ser A, RB
4.000%, 10/01/14	1,170	1,216
Georgia State, Ser G, GO
Callable 06/10/13 @ 100
0.520%, 12/01/26 (A)	3,000	3,000
Main Street Natural Gas, Ser B, RB
5.000%, 03/15/14	1,000	1,032
5.000%, 03/15/15	935	993
Medical Center, Hospital Authority, RB, AGM
5.000%, 08/01/15	1,500	1,623

		37,678

Hawaii — 0.1%
Hawaii State, Housing Finance & Development Authority, Kuhio Parking Terrace Project, Ser B, RB, FHLMC
Callable 07/05/13 @ 100
1.250%, 10/01/13	1,000	1,000

Illinois — 7.3%
BB&T Municipal Trust, Ser 5001, RB
Callable 06/04/13 @ 100
0.210%, 06/01/20 (A)(D)	9,400	9,400
Chicago, Board of Education, Ser A2, GO
Callable 12/01/16 @ 100
0.870%, 03/01/35 (A)	3,000	3,000
Chicago, Board of Education, Ser B, GO, AMBAC
5.000%, 12/01/14	1,000	1,064
Chicago, Board of Education, Ser C1, GO
Callable 09/01/15 @ 100
1.070%, 03/01/32 (A)	2,000	2,012
Chicago, Transit Authority, RB, AGM
5.000%, 06/01/13	1,000	1,000

3	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

May 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Cook County, Township High School District No. 201 J Sterling Morton, Ser B, GO, AGM
3.582%, 12/01/16 (C)	$295	$264
Cook County, Township High School District No. 201 J Sterling Morton, Ser C, GO, AGM
3.936%, 12/01/17 (C)	3,250	2,760
3.362%, 12/01/15 (C)	495	456
Cook County, Township High School District No. 201 J Sterling Morton, Ser C, GO, AMBAC
3.207%, 12/01/14 (C)	5,500	5,322
Peoria County, GO
0.220%, 12/15/18 (A)	1,200	1,200
Illinois State, Hospital Authority, Delnor Hospital Project, RB, AGM
5.000%, 05/15/14	275	287
Illinois State, Housing Development Authority, Phoenix Towers Apartment Project, RB
Callable 11/01/13 @ 100
0.650%, 05/01/14	3,000	3,002
Illinois State, Finance Authority, Hospital Sisters Services Project, Ser C, RB
5.000%, 08/15/15	2,145	2,347
3.000%, 08/15/14	2,840	2,922
Illinois State, GO
5.000%, 01/01/14	3,335	3,420
Illinois State, Toll Highway Authority, Highway Project, RB, AGM
Callable 06/06/13 @ 100
0.470%, 01/01/17 (A)	4,000	4,000
Illinois State, Toll Highway Authority, RB, AGM
Callable 06/04/13 @ 100
0.450%, 01/01/31 (A)	4,000	4,000
Illinois State, Unemployment Insurance Project, Ser A, RB
3.000%, 12/15/13	1,750	1,775
Illinois State, Unemployment Insurance Project, Ser B, RB
Callable 06/15/14 @ 100
4.000%, 06/15/20	5,000	5,167
Kane & Kendall Counties, Community College District No. 516, Ser E, GO, NATL-RE FGIC
Callable 12/15/13 @ 55
5.065%, 12/15/25 (C)	3,750	2,040
Kane, Kendall & Will Counties, Community Unit School District No. 308, GO, NATL-RE FGIC
0.824%, 10/01/13 (C)	1,785	1,781
McHenry & Kane Counties, Community Consolidated School District No. 158, GO, NATL
3.155%, 01/01/14 (C)	4,910	4,842

Description	Face Amount ($ Thousands)	Value ($ Thousands)

McHenry & Lake Counties, Community High School District No. 156, Ser A, GO
2.000%, 02/01/16	$2,655	$2,724
Metropolitan Pier & Exposition Authority, Ser A, RB, NATL
0.730%, 12/15/13 (C)	400	398
Sterling, GO
2.000%, 11/01/13	1,000	1,005
University of Illinois, Ser B, COP, AGM
5.000%, 10/01/16	1,350	1,523
Village of Rosemont Illinois, Ser A, GO, NATL-RE FGIC
0.590%, 12/01/13 (C)	865	862
Western Illinois University, Auxiliary Facilities Systems Project, RB
4.000%, 04/01/15	600	628

		69,201

Indiana — 1.8%
Indiana State, Finance Authority, Community Foundation of Northwest Indiana, RB
4.000%, 03/01/15	500	528
Indiana State, Finance Authority, RB
Callable 03/15/14 @ 100
0.610%, 02/01/35 (A)	4,000	4,010
Indiana State, Health Facility Financing Authority, Ascension Health Credit Project, Ser A5, RB
5.000%, 11/01/27 (A)	1,000	1,007
Indiana State, Health Facility Financing Authority, Ser A4, RB
1.500%, 10/01/27 (A)	5,195	5,253
IPS, Multi-School Building, First Mortgage, Ser B, RB
4.000%, 07/15/13	1,800	1,807
Rockport, Ser B, RB
6.250%, 06/01/25 (A)	2,000	2,105
St. Joseph County, Airport Authority, St. Joseph Airport Project, AMT, GO
3.500%, 07/01/15	345	362
St. Joseph County, Redevelopment District, TA
3.000%, 01/15/14	1,990	2,009

		17,081

Iowa — 0.2%
Iowa State, Higher Education Loan Authority, University of Dubuque Project, Ser A, RB
3.000%, 05/15/14	1,250	1,272

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

May 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Iowa State, Finance Authority, Pollution Control Facilities, Interstate Power Project, RB, FGIC
5.000%, 07/01/14	$500	$524
Iowa State, University of Science & Technology, Science & Technology Project, Ser I, RB
2.000%, 07/01/13	410	410

		2,206

Kansas — 0.4%
Olath, Health Facilities Revenue Authority, Ser B, RB
Callable 03/01/16 @ 100
2.000%, 09/01/37 (A)	4,000	4,050

Kentucky — 0.3%
Lexington-Fayette Urban County, Richmond Place Project, RB
0.650%, 04/01/15 (A)(D)	3,005	3,005

Louisiana — 4.1%
East Baton Rouge, Sewerage Commission Revenue Authority, Ser A, RB
Callable 02/01/14 @ 100
0.936%, 02/01/46 (A)	1,000	1,001
Jefferson Parish, School Board, Sales & Use Tax, RB
2.000%, 03/01/14	1,000	1,013
Louisiana State, Municipal Gas Purchasing & Distributing Authority, Ser 1411Q, RB
0.080%, 08/01/16 (A)(D)	1,500	1,500
Louisiana State, Offshore Terminal Authority, Ser B1, RB
1.875%, 10/01/40 (A)	1,000	1,005
Louisiana State, Public Facilities Authority, RB, AMBAC
4.000%, 06/01/13	1,000	1,000
Louisiana State, Ser B, GO
0.936%, 07/15/14 (A)	1,200	1,200
Saint Tammany Parish, Hospital Service District No. 1, Tammany Parish Hospital Project, RB
3.000%, 07/01/14	2,450	2,499
St. James Parish, Nucor Steel Project, Ser B1, RB
Callable 06/04/13 @ 100
0.330%, 11/01/40 (A)	29,500	29,500

		38,718

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Maine — 0.2%
Maine State, Health & Higher Educational Facilities Authority, Ser D, RB, NATL
5.000%, 07/01/13	$1,140	$1,144
Portland, General Airport Revenue, RB
3.000%, 07/01/15	175	182
2.000%, 07/01/14	300	303

		1,629

Maryland — 1.3%
Maryland State, Economic Development Authority, University of Maryland, College Park Project, RB
5.000%, 07/01/13	2,015	2,022
Maryland State, Health & Higher Educational Facilities Authority, Greater Baltimore Medical Center Project, RB
3.000%, 07/01/13	1,000	1,002
Maryland State, Health & Higher Educational Facilities Authority, Medstar Health Project, RB
3.000%, 08/15/13	1,000	1,005
Maryland State, Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center Project, RB
4.250%, 07/01/13	500	501
Maryland State, Health & Higher Educational Facilities Authority, RB, Assured Gty
Callable 07/01/17 @ 100
0.370%, 07/01/39 (A)	7,125	7,125
Maryland State, Housing & Community Development Department, Ser B, RB
1.070%, 03/01/36 (A)	1,000	1,006

		12,661

Massachusetts — 1.3%
Massachusetts State, Health & Educational Facilities Authority, Northeastern University Project, Ser T3, RB
2.700%, 10/01/37 (A)	7,500	7,602
Massachusetts State, Municipal Wholesale Electric Project, Ser A, RB
5.000%, 07/01/13	2,500	2,509
Massachusetts State, Ser A, GO
Callable 08/01/15 @ 100
0.600%, 02/01/16 (A)	2,000	2,011

		12,122

5	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

May 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Michigan — 5.5%
Chelsea, School District, GO
4.000%, 05/01/17	$1,425	$1,557
Detroit, School District, School Building & Site Improvement Project, Ser A, GO
4.000%, 05/01/14	1,500	1,546
Detroit, Sewage Disposal System Revenue, Second Lien, Ser B, RB, NATL-RE FGIC
5.000%, 07/01/15	450	477
Detroit, Sewage Disposal System Revenue, Ser A, RB, AGM
5.000%, 07/01/13	1,000	1,003
Detroit, Sewage Disposal System Revenue, Ser A, RB, NATL-RE FGIC
5.000%, 07/01/13 (C)	1,000	999
Detroit, Water Supply System Revenue Authority, Senior Lien, Ser A, RB, NATL-RE FGIC
5.000%, 07/01/13	375	376
Detroit, Wayne County, Stadium Authority, RB
3.000%, 10/01/13	1,500	1,508
Howell, Public Schools, GO
4.000%, 05/01/16	1,120	1,213
L’Anse Creuse, Public Schools, School Building & Site Project, GO
Callable 07/01/13 @ 100
0.070%, 05/01/35 (A)	13,600	13,600
Michigan State, Building Authority, Facilities Program Project, Ser II, RB, AMBAC
Callable 10/15/15 @ 100
5.000%, 10/15/17	6,550	7,218
Michigan State, Finance Authority, Oakwood Hospital Obligation Group Project, RB
3.000%, 11/01/13	1,000	1,009
Michigan State, Finance Authority, Unemployment Obligations Project, RB
Callable 07/01/14 @ 100
5.000%, 07/01/23	5,000	5,230
Michigan State, Hospital Finance Authority, RB
2.625%, 11/15/47 (A)	610	626
Michigan State, Hospital Finance Authority, Sub-Ser, RB
4.000%, 11/01/27 (A)	1,960	2,125
Michigan State, Public Power Agency, Combustion Turbine No. 1 Project, Ser A, RB, AGM
5.000%, 01/01/14	1,210	1,242

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Michigan State, Strategic Fund, Dow Chemical Project, RB
6.250%, 06/01/14	$1,845	$1,943
Parchment, School District, Ser 2836, GO, FSA
0.200%, 05/01/15 (A)	1,200	1,200
Taylor, Tax Increment Finance Authority, Ser A, TA, AGM
2.000%, 05/01/14	400	404
2.000%, 05/01/15	1,580	1,603
Wayne County, Airport Authority, Metropolitan Detroit Airport Project, Ser D, RB
3.000%, 12/01/13	1,665	1,686
West Ottawa, Public Schools, Ser B, GO
3.000%, 05/01/14	2,580	2,636
3.000%, 05/01/15	2,450	2,559

		51,760

Minnesota — 0.6%
Minneapolis Saint Paul, Metropolitan Airports Commission, Ser A, RB
1.849%, 01/01/17	1,000	1,011
Minnesota State, Public Facilities Authority, Ser C, RB
5.000%, 03/01/14	4,250	4,401
Northeast Metropolitan, Intermediate School District No. 916, Ser A, COP
2.000%, 02/01/16	610	625

		6,037

Mississippi — 0.5%
Mississippi State, Hospital Equipment & Facilities Authority, Baptist Health System, Ser A, RB
5.000%, 08/15/16	2,000	2,231
Prentiss County, Industrial Development Authority, Eastern Heidelberg Project, Ser A, RB
Callable 06/04/13 @ 100
0.500%, 10/01/17 (A)(D)	2,500	2,500

		4,731

Missouri — 2.2%
Jasper County, Industrial Development Authority, Leggett & Platt Project, RB
0.200%, 08/01/16 (A)(D)	2,300	2,300
Kansas City, Industrial Development Authority, Downtown Redevelopment District Project, Ser A, RB
3.000%, 09/01/14	1,200	1,233

6	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

May 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Kansas City, Industrial Development Authority, NNSA National Security Project, RB
4.000%, 09/01/13	$1,150	$1,154
Missouri State, Development Finance Board, Independence Electric System Project, RB
2.000%, 06/01/13	150	150
2.000%, 06/01/14	350	354
Missouri State, Environmental Improvement & Energy Resources Authority, AMT, RB
4.900%, 05/01/38 (A)	1,000	1,003
Missouri State, Health & Educational Facilities Authority, Drury University Project, Ser A, RB
2.000%, 04/25/14	1,500	1,517
Northwest Missouri State University, RB
1.250%, 06/01/16	1,425	1,424
1.000%, 06/01/15	1,755	1,759
Platte County, Industrial Development Authority, I-29 & Tiffany Springs Parkway Project, RB
2.000%, 11/01/14	5,430	5,460
St. Louis, Airport Revenue Authority, Lambert International Airport Project, RB, NATL
5.500%, 07/01/15	2,250	2,463
Sugar Creek, Ser A, AMT, RB
Pre-Refunded @ 101
5.650%, 06/01/13 (E)	2,000	2,020

		20,837

Nebraska — 0.1%
Douglas County, Hospital Authority No. 2, Nebraska Medical Center Project, RB
5.000%, 11/15/13	1,030	1,050

New Hampshire — 0.2%
New Hampshire State, Health & Education Facilities Authority, Dartmouth Hitchcock Project, RB
4.500%, 08/01/14	1,835	1,904

New Jersey — 14.7%
Bayonne, GO
3.000%, 07/01/13	855	856
Borough of East Rutherford New Jersey, TRAN
1.500%, 03/20/14	1,200	1,202
Borough of Freehold New Jersey, TRAN
1.500%, 12/18/13	1,000	1,004

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Borough of North Arlington, TRAN
1.000%, 08/23/13	$5,000	$5,002
Borough of Riverdale, BAN
1.400%, 09/27/13	2,650	2,652
Borough of Roselle, TRAN
1.000%, 03/13/14	4,060	4,067
1.000%, 05/06/14	6,334	6,345
Camden County, Improvement Authority, Cooper Medical School Project, Ser B, RB
4.000%, 07/01/13	1,315	1,318
Camden County, Improvement Authority, GO
3.000%, 09/01/14	910	940
Camden County, Improvement Authority, Ser A, RB
4.000%, 09/01/13	475	479
Camden, Ser B, BAN
1.750%, 08/19/13	4,801	4,804
Hudson County, GO
4.000%, 07/15/16	1,145	1,252
Passaic County, GO
3.000%, 08/15/15	1,220	1,284
Hudson County, Improvement Authority, Improvement Project, RB
2.000%, 06/05/13	16,000	16,001
Hudson County, Improvement Authority, RB
1.500%, 08/07/13	3,000	3,006
Linden, TRAN
1.250%, 05/06/14	2,000	2,010
Long Branch, BAN
1.500%, 02/14/14	1,210	1,215
New Jersey State, Educational Facilities Authority, Rider University Project, Ser A, RB
5.000%, 07/01/14	1,000	1,044
New Jersey State, Health Care Facilities Financing Authority, Ser 3018, RB, Assured Gty
Callable 07/01/19 @ 100
0.290%, 07/01/38 (A)	10,000	10,000
New Jersey State, Health Care Facilities Financing Authority, Ser A, RB
5.000%, 07/01/13	1,500	1,505
New Jersey State, Economic Development Authority, RB
5.000%, 06/15/13	1,000	1,002
New Jersey State, Economic Development Authority, Ser E, RB
Callable 08/01/15 @ 100
1.820%, 02/01/16 (A)	2,355	2,423

7	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

May 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey State, Educational Facilities Authority, Seton Hall University Project, RB
5.000%, 07/01/13	$925	$928
5.000%, 07/01/14	1,460	1,524
New Jersey State, Health Care Facilities Financing Authority, Robert Wood Johnson University Hospital Project, RB
3.000%, 07/01/13	800	802
New Jersey State, Higher Education Assistance Authority, Ser 1A, RB
Callable 12/01/19 @ 100
4.875%, 12/01/24	16,620	17,866
New Jersey State, Housing & Mortgage Finance Agency, Ser B, RB
1.500%, 05/01/15	1,500	1,504
1.250%, 05/01/14	4,675	4,679
New Jersey State, Sports & Exposition Authority, Ser B, RB
5.000%, 09/01/13 (B)	10	10
5.000%, 09/01/13	990	1,001
New Jersey State, Tobacco Settlement Financing Authority, RB
Callable 06/01/17 @ 100
0.570%, 06/01/29 (A)	2,000	2,000
New Jersey Transit, Ser A, COP, AMBAC
5.500%, 09/15/15	1,875	2,058
5.250%, 09/15/14	1,300	1,376
Newark, Ser A, TRAN
Callable 12/01/13 @ 100
1.500%, 02/20/14	6,000	6,015
Newark, Ser D, TRAN
2.000%, 12/11/13	5,000	5,016
Phillipsburg, BAN
1.500%, 08/22/13	1,889	1,889
Town of Kearny, TRAN
1.500%, 12/20/13	1,000	1,004
Township of Brick, Ser G, TRAN
1.250%, 12/20/13	7,465	7,491
Township of Lyndhurst, TRAN
1.750%, 03/20/14	2,733	2,749
1.500%, 09/20/13	8,000	8,014
1.500%, 02/14/14	1,430	1,435
Township of Montclair, TRAN
1.000%, 03/07/14	2,039	2,044

		138,816

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Mexico — 0.3%
Farmington, Pollution Control Revenue Authority, Southern California Edison Project, Ser A, RB
2.875%, 04/01/29 (A)	$3,110	$3,219

New York — 10.3%
Binghamton, Ser A, TRAN
1.250%, 01/31/14	2,500	2,514
Nassau County, Ser A, TRAN
2.000%, 02/05/14	1,120	1,132
Nassau County, Ser B, TRAN
2.000%, 09/30/13	1,500	1,508
Rockland County, Ser A, TRAN
2.250%, 03/14/14	2,000	2,015
Suffolk County, Ser III, TAN
2.000%, 09/12/13	1,500	1,507
County, of Suffolk New York, TRAN
2.000%, 03/27/14	3,000	3,037
East Bloomfield-Holcomb, Fire District, BAN
1.400%, 08/14/13	2,500	2,501
Elmira, School District, GO
5.000%, 06/15/13	1,495	1,497
Greater Southern Tier, Board of Cooperative Educational Services District, RB
1.500%, 06/28/13	1,500	1,501
Hannibal, Central School District, GO, AGM	500	507
2.000%, 06/15/14
New York City, Housing Development, Ser M-1-A, RB
1.150%, 11/01/17	3,000	2,987
Metropolitan New York, Transportation Authority, Ser B, RB
Callable 05/01/14 @ 100
0.800%, 11/01/34 (A)	1,250	1,255
Metropolitan New York, Transportation Authority, Sub- Ser, RB
Callable 05/01/15 @ 100
0.660%, 11/01/32 (A)	1,000	1,004
Metropolitan Transportation Authority, Ser A, RB
Callable 11/15/13 @ 100
0.310%, 11/15/41 (A)	5,000	5,000
Monroe County, GO
5.000%, 03/01/14	1,500	1,548
Nassau County, Local Economic Assistance, South Nassau Communities Project, RB
4.000%, 07/01/15	965	1,023
3.000%, 07/01/13	660	661

8	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

May 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York City, Housing Development Authority, Ser D2A, RB
1.150%, 11/01/15	$3,000	$3,011
New York City, Housing Development Authority, Ser F, RB
Callable 11/01/14 @ 100
0.950%, 05/01/16	12,200	12,196
New York City, Ser C4, GO, AGM
0.550%, 10/01/27 (A)	350	350
New York State, Dormitory Authority, Ser A, RB
5.000%, 07/01/13	2,205	2,213
New York State, Dormitory Authority, Ser B, RB
6.000%, 07/01/14	320	328
New York State, Energy Research & Development Authority, RB, AMBAC
0.480%, 10/01/13 (A)	1,200	1,200
New York State, Energy Research & Development Authority, Ser A, RB, AMBAC
0.900%, 10/01/28 (A)	825	825
New York State, Environmental Facilities, Ser S, RB
0.550%, 07/01/17 (A)	2,500	2,500
New York State, Housing Finance Agency, Affordable Housing Project, Ser 4, RB
0.900%, 11/01/13	3,810	3,816
New York State, Housing Finance Agency, Affordable Housing Project, Ser E, RB
1.050%, 05/01/16	1,000	999
New York State, Housing Finance Agency, Affordable Housing Project, Ser F, RB
0.950%, 05/01/16	3,000	3,014
New York State, Local Government Assistance Authority, Ser E, RB
6.000%, 04/01/14	1,100	1,152
New York State, Thruway Authority, Ser 3134X, RB, FSA
Callable 07/01/15 @ 100
0.290%, 01/01/32 (A)	10,000	10,000
New York, Sub-Ser J-8-R, GO
Callable 10/01/15 @ 100
0.500%, 08/01/21 (A)	4,000	4,000
Niagara-Wheatfield, Central School District, TRAN
1.250%, 06/28/13	2,000	2,001
Phelps-Clifton, Springs Central School District, GO, AGM
3.000%, 06/15/14	300	307
Town of Oyster Bay, Ser A, GO
4.000%, 02/15/14	715	732

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Town of Oyster Bay, Ser A, TRAN
1.500%, 03/07/14	$2,000	$2,014
Town of Oyster Bay, Ser B, BAN
3.000%, 08/09/13	1,500	1,507
Town of Ramapok, BAN
2.000%, 07/01/13	1,500	1,502
Utica, School District, GO
2.000%, 07/01/14	800	810
Village of Cassadaga, BAN
1.400%, 08/09/13	3,170	3,171
Village of Freeport, Ser C, TRAN
1.500%, 05/07/14	2,000	2,015
Westchester County, Health Care Revenue Authority, Senior Lien, Ser B, RB
5.000%, 11/01/14	1,500	1,585
Westmere, Fire District, TRAN
1.250%, 02/20/14	2,870	2,880
Yonkers, Ser D, GO
3.000%, 08/15/14	1,870	1,920

		97,245

North Carolina — 1.2%
BB&T Municipal Trust, Ser 2018, RB, FSA
0.220%, 09/01/22 (A)	10,915	10,915

North Dakota — 0.1%
Mercer County, Antelope Valley Station Project, RB, AMBAC
7.200%, 06/30/13	700	703

Ohio — 5.5%
American Municipal Power, Electric Systems Improvement - Bowling Green Project, RB
1.125%, 11/20/13	1,545	1,547
American Municipal Power, Electric Systems Improvement - Newton Falls Project, RB
1.250%, 06/27/13	2,595	2,595
Cleveland, Airport System Revenue Authority, Housing Revenue Authority, Ser A, RB
3.000%, 01/01/14	1,500	1,516
Cuyahoga County, RB
0.600%, 07/15/14	4,700	4,702
Deutsche Bank Spears/Lifers Trust, Ser 619, RB
Callable 06/01/17 @ 100
0.370%, 06/01/24 (A)	28,640	28,640
Lorain County, Port Authority, RB
3.000%, 11/15/16	625	651
3.000%, 11/15/17	555	580
2.000%, 11/15/15	500	506

9	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

May 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Lorain, Port Authority, Marshall Plaza Apartments Project, Ser A, RB
0.800%, 07/15/13	$2,600	$2,600
Ohio State, Higher Educational Facility Commission, Case Western Reserve University Project, RB
6.250%, 07/01/14	3,545	3,645
Ohio State, Solid Waste Revenue Authority, Republic Services Project, AMT, RB
4.250%, 04/01/33 (A)	3,000	3,089
Ohio State, Water Development Authority, Water Development Project, RB
0.600%, 07/01/21 (A)	1,500	1,500

		51,571

Oklahoma — 1.0%
Canadian County, Educational Facilities Authority, Mustang Public Schools Project, RB
3.500%, 09/01/17	1,065	1,150
McClain County, Economic Development Authority, Economic Development Project, RB
4.000%, 09/01/13	1,000	1,008
Tulsa County, Independent School District No. 1, Ser B, GO
1.000%, 11/01/13	5,350	5,367
Tulsa County, Industrial Education Authority, Broken Arrow Public Schools Project, RB
4.000%, 09/01/14	1,000	1,045
3.000%, 09/01/13	1,000	1,006

		9,576

Oregon — 0.2%
Medford Hospital Facilities Authority, RB
2.000%, 10/01/14	990	1,001
Oregon State, Health & Science University, Ser A, RB
4.000%, 07/01/14	1,000	1,037

		2,038

Pennsylvania — 7.8%
Chester County, Industrial Development Authority, University Project, RB
Callable 08/01/14 @ 100
1.600%, 02/01/15	5,000	5,025
Delaware County, Authority, Elwyn Project, RB
4.000%, 06/01/15	1,185	1,246

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Downingtown Area, School District, GO
Callable 06/04/13 @ 100
0.370%, 05/01/15 (A)	$1,710	$1,710
Erie, School District, TRAN
1.375%, 06/28/13	20,350	20,353
JPMorgan Chase Putters, Ser 4015, RB
0.320%, 12/01/19 (A)	5,335	5,335
Pennsylvania State, Higher Educational Facilities Authority, QICUP Financing Program, Mount Aloysius College Project, RB
0.650%, 11/01/41 (A)	2,425	2,425
Pennsylvania State, Higher Educational Facilities Authority, Association of Independent Colleges, Ser I4, RB
Callable 05/01/14 @ 100
0.450%, 11/01/31 (A)	1,000	1,000
Pennsylvania State, Department of General Services, COP, AGM
4.000%, 05/01/16	1,000	1,076
3.000%, 11/01/14	1,585	1,633
3.000%, 05/01/15	1,250	1,297
3.000%, 11/01/15	1,680	1,755
Pennsylvania State, Economic Development Financing Authority, Forum Place Project, RB
3.000%, 03/01/14	400	407
Pennsylvania State, Economic Development Financing Authority, Unemployment Compensation Revenue Project, RB
Callable 07/01/16 @ 100
5.000%, 07/01/22	5,000	5,581
Pennsylvania State, Economic Development Financing Authority, Waste Management Project, RB
1.750%, 12/01/33 (A)	3,000	3,050
Pennsylvania State, Public School Building Authority, Community College of Philadelphia Project, RB
5.500%, 06/15/13	1,345	1,347
Pennsylvania State, Public School Building Authority, RB
5.000%, 04/01/15	1,000	1,073
5.000%, 04/01/16	2,000	2,203
5.000%, 04/01/17	1,500	1,677
Pennsylvania State, Turnpike Commission, Sub-Ser B, RB
5.000%, 06/01/14	1,000	1,045

10	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

May 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Philadelphia, Authority for Industrial Development, American College of Physicians Project, RB
4.000%, 06/15/15	$1,370	$1,425
3.000%, 06/15/13	865	865
3.000%, 06/15/14	1,255	1,275
Philadelphia, Municipal Authority, Ser B, RB, AGM
Callable 11/15/13 @ 100
5.250%, 11/15/16	1,955	1,993
Philadelphia, Redevelopment Authority, Transformation Initiative Project, RB
5.000%, 04/15/14	1,000	1,035
Philadelphia, School District, Ser C, GO
5.000%, 09/01/15	2,300	2,505
Pittsburgh & Allegheny County, Sports & Exhibition Authority, RB, AGM
4.000%, 02/01/14	3,050	3,110
Southcentral, General Authority, Hanover Hospital Projcet, RB
4.000%, 12/01/14	250	260
4.000%, 12/01/15	1,160	1,224
Tioga County, Industrial Development Authority, Mansfield Project, Ser C1, RB
3.000%, 03/01/14	1,000	1,010

		73,940

Puerto Rico — 0.3%
Puerto Rico, Electric Power Authority, Ser UU, RB
4.250%, 07/01/13	725	726
Puerto Rico, Housing Finance Authority, Sub-Ser, RB, HUD
5.000%, 12/01/13	1,300	1,327
Puerto Rico, Municipal Finance Agency, Ser C, RB, AGM
5.000%, 08/01/13	500	503

		2,556

Rhode Island — 0.4%

Cranston, Ser B, GO
2.000%, 07/01/13	870	871
Providence, Housing Authority, Cathedral Square Apartments Project, RB, FHA GNMA
Callable 01/01/14 @ 100
1.000%, 03/01/16	2,500	2,500

		3,371

Description	Face Amount ($ Thousands)	Value ($ Thousands)

South Carolina — 0.5%
Jasper County, RB
Callable 08/15/13 @ 100
1.250%, 02/07/14	$2,000	$2,000
South Carolina State, Housing Finance & Development Authority, Parker Cone Project, RB, FHA/GNMA
Callable 11/01/14 @ 100
0.800%, 05/01/15	2,250	2,254

		4,254

South Dakota — 0.2%
South Dakota State, Health & Educational Facilities Authority, Regional Health Project, RB
5.000%, 09/01/13	1,000	1,011
5.000%, 09/01/14	1,000	1,053

		2,064

Tennessee — 0.9%
Cleveland, Health & Educational Facilities Board, North Cleveland Towers Project, AMT, RB
Callable 03/01/14 @ 100
0.700%, 03/01/16 (A)	3,000	3,000
Lewisburg, Industrial Development Board, AMT, RB
0.550%, 07/02/35 (A)	2,500	2,500
Sullivan County, Health Educational & Housing Facilities Board, Wellmont Health Systems Project, RB, Radian
5.000%, 09/01/13	195	197
Tennessee State, Energy Acquisition, Ser A, RB
5.000%, 09/01/15	1,510	1,633
5.000%, 09/01/14	505	530
5.000%, 09/01/13	500	505

		8,365

Texas — 4.3%
Austin, Sub-Ser, SAB
2.120%, 12/01/15 (C)	6,905	6,552
2.360%, 12/01/16 (C)	3,000	2,764
Central Texas, Regional Mobility Authority, Ser B, RB
Callable 07/01/15 @ 100
3.000%, 01/01/45 (A)	500	515
Deutsche Bank Spears, Ser DB-1149, RB
Callable 08/15/23 @ 100
0.370%, 08/15/43 (A)	7,985	7,985

11	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

May 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Gulf Coast, Waste Disposal Authority, Bayport Area System, RB, AGM
4.000%, 10/01/16	$400	$439
3.000%, 10/01/15	250	263
Harris County, Cultural Education Facilities Finance, Baylor College of Medicine, Ser D, RB
4.000%, 11/15/13	1,000	1,016
Harris County, Health Facilities Development, Ser A-5, RB, AGM
4.000%, 07/01/13	500	501
Houston, Utility System Revenue Authority, Ser A, RB
Callable 12/01/14 @ 100
0.670%, 05/15/34 (A)	1,100	1,102
Mission, Economic Development Authority, Republic Services Project, AMT, RB
0.570%, 01/01/26 (A)	2,000	2,000
Sabine River, Industrial Development Authority, RB
Callable 08/15/13 @ 100
0.550%, 08/15/14 (A)	1,025	1,025
San Antonio, Public Service Board, RB
2.000%, 12/01/27 (A)	7,500	7,751
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, RB
5.000%, 12/15/16	1,655	1,842
Texas State, Municipal Gas Acquisition & Supply II, RB
0.590%, 09/15/17 (A)	845	841
Texas State, Transportation Commission, Ser B, RB
Callable 06/04/13 @ 100
0.450%, 04/01/26 (A)	4,000	4,000
Trinity, Higher Educational Facilities Authority, St. Thomas University Project, RB
3.000%, 10/01/17	580	601
2.000%, 10/01/13	535	537
2.000%, 10/01/15	355	358
2.000%, 10/01/16	575	579

		40,671

Utah — 0.2%
Unified Fire Service Area, TRAN
1.500%, 12/20/13	2,000	2,009

Virginia — 1.4%
Caroline County, Industrial Development Authority, RB
Callable 07/05/13 @ 100
4.000%, 08/01/16	1,830	1,833

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Henrico County, Economic Development Authority, RB
4.000%, 11/01/16	$1,250	$1,356
Wise County, Industrial Development Public Facilities Authority, School Projects, RB
Pre-Refunded @ 100
3.000%, 08/01/13 (E)	10,000	10,043

		13,232

Washington — 0.9%
Port of Seattle, Seatac Fuel Facilities, AMT, RB
4.000%, 06/01/16	500	543
Washington State, Economic Development Finance Authority, Waste Management Project, RB
2.000%, 06/01/20 (A)	7,500	7,620

		8,163

Wisconsin — 0.7%
Wisconsin State, Health & Educational Facilities Authority, Southwest Health Center Project, Ser A, RB
Pre-Refunded @ 100
6.125%, 04/01/14 (E)	875	917
Wisconsin State, Health & Educational Facilities Authority, Aurora Health Care Project, Ser A, RB
4.000%, 07/15/15	460	488
Wisconsin State, Health & Educational Facilities Authority, Gunderson Lutheran Project, Ser A, RB
5.000%, 10/15/14	1,250	1,323
Wisconsin State, Health & Educational Facilities Authority, Hospital Sisters Services Project, RB
4.000%, 08/15/14	1,250	1,302
4.000%, 08/15/15	1,200	1,287
Wisconsin State, Health & Educational Facilities Authority, Howard Young Health Care Project, RB
4.000%, 08/15/14	875	895
4.000%, 08/15/15	600	622

		6,834

Total Municipal Bonds (Cost $937,101) ($ Thousands)		939,495

12	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

May 31, 2013

Description	Shares	Value ($ Thousands)

CASH EQUIVALENT — 0.3%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.020% † (F)	2,515,811	2,516

Total Cash Equivalent (Cost $2,516) ($ Thousands)		$2,516

Total Investments — 99.8% (Cost $939,617) ($ Thousands)††		$942,011

Percentages are based on Net Assets of $944,619 ($ Thousands).

†	Investment in Affiliated Security.

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2013. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)	Security is escrowed to maturity.

(C)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.

(D)	Securities are held in connection with a letter of credit issued by a major bank.

(E)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(F)	Rate shown is the 7-day effective yield as of May 31, 2013.

††	At May 31, 2013, the tax basis cost of the Fund’s investments was $939,617 ($ Thousands), and the unrealized appreciation and depreciation were $3,560 ($ Thousands) and $(1,166) ($ Thousands) respectively.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

BAN — Bond Anticipation Note

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

FHA — Federal Housing Administration

FHLMC — Federal Home Loan Mortgage Corporation

FSA — Financial Security Assistance

GNMA — Government National Mortgage Association

GO — General Obligation

HUD — Housing Urban Development

NATL — National Public Finance Guarantee Corporation

Radian — Radian Asset Assurance

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

TAN — Tax Anticipation Note

TRAN — Tax and Revenue Anticipation Note

The following is a summary of the inputs used as of May 31, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$939,495	$—	$939,495
Cash Equivalent	2,516	—	—	2,516

Total Investments in Securities	$2,516	$939,495	$—	$942,011

Amounts designated as “—” are $0.

During the period ended May 31, 2013 there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

13	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Schedule of Investments (Unaudited)

California Municipal Bond Fund

May 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 96.6%

California — 96.0%
ABAG, Finance Authority for Nonprofit, Casa de las Campanas Project, RB
Callable 09/01/20 @ 100
5.250%, 09/01/24	$3,060	$3,452
Bay Area, Toll Authority, RB
Callable 04/01/22 @ 100
5.000%, 04/01/26	1,425	1,675
5.000%, 04/01/25	2,000	2,373
Bay Area, Toll Authority, Ser F, RB
Pre-Refunded @ 100
5.000%, 04/01/17 (A)	2,000	2,320
California State University, Systemwide Project, Ser A, RB
Callable 05/01/19 @ 100
5.250%, 11/01/21	2,000	2,359
California State University, Systemwide Project, Ser A, RB
5.000%, 11/01/17	2,000	2,344
California State University, Systemwide Project, Ser A, RB, AGM
5.000%, 11/01/16	1,235	1,415
California State, Communities Development Authority, Health Facilities-Adventist Health Project, Ser A, RB
5.000%, 03/01/15	1,385	1,487
California State, Communities Development Authority, Kaiser Permanente Project, Ser A, RB
5.000%, 04/01/19	3,000	3,585
California State, Communities Development Authority, Redlands Community Hospital Project, Ser A, RB, Radian
5.000%, 04/01/14	1,000	1,026
California State, Department of Water Resources, Central Valley Project, Ser Y, RB, FGIC
Pre-Refunded @ 100
5.250%, 06/01/13 (A)	30	30
California State, Department of Water Resources, Power Supply Project, Ser H, RB
Callable 05/01/18 @ 100
5.000%, 05/01/22	3,000	3,498
California State, Department of Water Resources, Ser L, RB
5.000%, 05/01/16	1,000	1,129
California State, Eastern Municipal Water & Sewer District, Ser A, RB
5.000%, 07/01/18	700	830
California State, Economic Recovery Series, Ser A, GO
5.000%, 07/01/16	2,775	3,141
5.000%, 07/01/18	1,175	1,397

Description	Face Amount ($ Thousands)	Value ($ Thousands)

California State, Educational Facilities Authority, Pepperdine University Project, RB
5.000%, 09/01/20	$225	$270
5.000%, 09/01/21	325	392
5.000%, 09/01/22	800	968
California State, Educational Facilities Authority, Pepperdine University Project, RB
Callable 09/01/22 @ 100
5.000%, 09/01/25	785	936
California State, Educational Facilities Authority, Santa Clara University Project, RB, AMBAC
5.250%, 09/01/19	1,250	1,506
California State, Educational Facilities Authority, Ser A, RB
4.000%, 10/01/20	505	573
4.000%, 10/01/21	500	564
California State, GO
5.250%, 02/01/18	2,000	2,367
California State, GO
Callable 03/01/16 @ 100
5.000%, 03/01/20	5,000	5,502
California State, GO
Callable 09/01/21 @ 100
5.250%, 09/01/23	5,000	5,973
California State, GO
Callable 09/01/22 @ 100
5.000%, 09/01/25	5,400	6,366
California State, GO
Callable 11/01/20 @ 100
5.000%, 11/01/24	1,650	1,913
California State, Health Facilities Financing Authority, Chinese Hospital Association Project, RB
Callable 06/01/22 @ 100
5.000%, 06/01/26	350	389
5.000%, 06/01/25	400	452
California State, Health Facilities Financing Authority, Episcopal Home Project, Ser B, RB
5.100%, 02/01/19 (B)	1,040	1,162
California State, Health Facilities Financing Authority, Ser A, RB
5.000%, 03/01/22	1,200	1,411
California State, Health Facilities Financing Authority, Sutter Health Project, Ser A, RB
Callable 08/15/18 @ 100
5.250%, 08/15/22	3,600	4,205
California State, Municipal Finance Authority, Pilgrim Place Claremont Project, Ser A, RB
5.000%, 05/15/19	1,500	1,664
California State, Municipal Finance Authority, Pilgrim Place Claremont Project, Ser A, RB
Callable 05/15/19 @ 100
5.500%, 05/15/21	1,295	1,431

1	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Schedule of Investments (Unaudited)

California Municipal Bond Fund

May 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

California State, Public Works Board, Department of General Services Project, Ser A, RB, AGM
Callable 04/01/16 @ 100
5.000%, 04/01/17	$1,560	$1,735
California State, Various Purposes, GO
Callable 10/01/19 @ 100
5.250%, 10/01/22	5,000	5,973
California State, Various Purposes, GO
Callable 03/01/20 @ 100
5.000%, 03/01/22	1,000	1,169
California State, Various Purposes, GO
5.250%, 10/01/22	3,000	3,702
5.000%, 03/01/15	7,000	7,559
City of San Francisco, Public Utilities Commission Wastewater Revenue, Ser B, RB
Callable 10/01/22 @ 100
5.000%, 10/01/26	2,000	2,357
Contra Costa, Transportation Authority, Ser B, RB
Callable 03/01/20 @ 100
5.000%, 03/01/23	1,265	1,509
5.000%, 03/01/22	1,750	2,083
Golden West Schools, Financing Authority, Placentia-Yorba Linda University Project, RB, AMBAC
5.500%, 08/01/21	1,500	1,813
Imperial, Irrigation District & Electric Authority, RB
5.000%, 11/01/15	1,000	1,104
Imperial, Irrigation District & Electric Authority, Ser A, RB
5.000%, 11/01/19	1,020	1,220
Kern, High School District, GO
Callable 08/01/23 @ 100
5.000%, 08/01/24	2,000	2,379
Kern, High School District, GO
Callable 08/01/22 @ 100
5.000%, 08/01/26	1,000	1,140
Long Beach, Bond Finance Authority, RB
Callable 11/01/21 @ 100
5.000%, 11/01/26	1,000	1,117
Long Beach, Community College District, Ser B, GO
Callable 08/01/22 @ 100
5.000%, 08/01/25	2,000	2,380
Long Beach, Harbor Revenue Authority, Ser B, RB
5.000%, 05/15/20	2,000	2,407
Long Beach, Unified School District, Election 2008, Ser A, GO
Callable 08/01/19 @ 100
5.250%, 08/01/21	2,000	2,402

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Los Angeles County, Metropolitan Transportation Authority, RB
5.000%, 07/01/20	$4,500	$5,550
Los Angeles County, Metropolitan Transportation Authority, Ser D, RB
5.000%, 07/01/18	1,500	1,789
Los Angeles, Community College District, Election 2001, Ser A, GO, AGM
Callable 08/01/15 @ 100
5.000%, 08/01/20	1,500	1,640
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser C, RB
5.000%, 05/15/17	1,200	1,388
Los Angeles, Department of Water & Power, Power System Project, Ser B, RB
5.000%, 07/01/20	2,200	2,688
Los Angeles, Department of Water & Power, Ser C, RB
Callable 07/01/22 @ 100
5.000%, 07/01/23	750	905
Los Angeles, Wastewater System Revenue, Ser B, RB
Callable 06/01/22 @ 100
5.000%, 06/01/24	2,500	3,005
Monteca, Water Revenue Authority, RB
Callable 07/01/22 @ 100
5.000%, 07/01/24	1,500	1,791
North Orange County, Community College District, GO, NATL
Pre-Refunded @ 100
5.000%, 08/01/15 (A)	1,770	1,948
Palo Alto, Unified School District, GO, AGM
Callable 08/01/15 @ 100
5.000%, 08/01/16	1,195	1,310
Riverside, Community College District, GO, AGM
Callable 08/01/15 @ 100
5.000%, 08/01/18	1,700	1,850
San Diego County, Regional Transportation Commission, Ser A, RB
Callable 04/01/22 @ 100
5.000%, 04/01/24	2,000	2,418
San Diego County, Regional Transportation Commission, Ser A, RB
5.000%, 04/01/22	1,500	1,832
San Diego County, Water Authority, Ser A, RB
Callable 05/01/21 @ 100
5.000%, 05/01/23	5,000	5,959

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Schedule of Investments (Unaudited)

California Municipal Bond Fund

May 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

San Diego County, Water Authority, Ser A, RB
5.000%, 05/01/21	$1,395	$1,706
San Diego, Community College District, GO
5.000%, 08/01/20	1,625	1,973
San Diego, Public Facilities Financing Authority, Ser B, RB
Callable 05/15/19 @ 100
5.000%, 05/15/24	1,000	1,161
5.000%, 05/15/22	3,660	4,284
San Diego, Redevelopment Agency, Centre City Redevelopment Project, Ser A, TA, XLCA
5.000%, 09/01/13	1,300	1,312
San Francisco City & County, Public Utilities Commission, Ser A, RB
Callable 05/01/20 @ 100
5.000%, 11/01/20	1,075	1,295
San Francisco City & County, Public Utilities Commission, Ser D, RB
Callable 11/01/21 @ 100
5.000%, 11/01/22	1,000	1,212
San Francisco City & County, Ser A, COP
5.000%, 10/01/18	2,000	2,331
San Francisco City & County, Ser R1, GO
5.000%, 06/15/18	810	964
Santa Clara County, Fremont Union High School District, GO, NATL- RE FGIC
Callable 09/01/15 @ 100
5.000%, 09/01/20	2,000	2,188
Santa Clara Valley, Transportation Authority, Ser A, RB
Callable 06/01/21 @ 100
5.000%, 06/01/23	1,000	1,191
Sonoma County, Junior College District, GO
5.000%, 08/01/21	2,100	2,588
Sonoma-Marin, Area Rail Transit District, Ser A, RB
5.000%, 03/01/20	750	893
South San Francisco, Unified School District, RB, NATL
5.000%, 09/15/17	1,070	1,249
Southern California, Metropolitan Water District, Ser B, RB
5.000%, 07/01/19	1,000	1,209
Southern California, Metropolitan Water District, Ser B-3, RB, NATL
Pre-Refunded @ 100
5.000%, 10/01/14 (A)	4,160	4,422
Southern California, Metropolitan Water District, Ser C, RB
5.000%, 07/01/21	2,245	2,763

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Southern California, Public Power Authority, Power Project, Ser A, RB, AGM
5.000%, 01/01/15	$1,750	$1,875
Turlock, Public Financing Authority, RB
Callable 05/01/18 @ 100
4.000%, 05/01/23	2,105	2,146
University of California, Regents Medical Center Project, Ser A, RB, NATL
Callable 05/15/15 @ 101
5.000%, 05/15/16	1,000	1,098
University of California, Ser E, RB
5.000%, 05/15/18	3,000	3,558
University of California, Ser K, RB, NATL
Callable 05/15/15 @ 101
5.000%, 05/15/20	5,790	6,312
Upland, Successor Agency to the Community Redevelopment Agency, TA, AGM
4.000%, 09/01/18	1,000	1,113
Val Verde, Unified School District, COP, FGIC
Pre-Refunded @ 100
5.250%, 01/01/15 (A)	1,500	1,614
Ventura County, Community College District, GO
5.000%, 08/01/16	500	567
Whittier, Union High School District, GO, NATL
Callable 08/01/15 @ 100
5.000%, 08/01/20	1,485	1,608

		198,859

Puerto Rico — 0.6%
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser K, RB
Pre-Refunded @ 100
5.000%, 07/01/15 (A)	1,210	1,328

Total Municipal Bonds (Cost $190,360) ($ Thousands)		200,187

TAX EXEMPT CORPORATE BOND — 1.0%

California — 1.0%
San Manuel Entertainment
Callable 12/01/13 @ 102
4.500%, 12/01/16	2,000	2,059

Total Tax Exempt Corporate Bond (Cost $2,000) ($ Thousands)		2,059

3	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Schedule of Investments (Unaudited)

California Municipal Bond Fund

May 31, 2013

Description	Shares	Value ($ Thousands)

CASH EQUIVALENT — 2.6%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A
0.020% †(C)	5,384,202	$5,384

Total Cash Equivalent (Cost $5,384) ($ Thousands)		$5,384

Total Investments — 100.2% (Cost $197,744) ($ Thousands)††		$207,630

Percentages are based on Net Assets of $207,181 ($ Thousands).

†	Investment in Affiliated Security

(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(B)	Security is escrowed to maturity.

(C)	Rate shown is the 7-day effective yield as of May 31, 2013.

ABAG — Association of Bay Area Governments

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

Radian — Radian Asset Assurance

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

Ser — Series

TA — Tax Allocation

XLCA — XL Capital Assurance

††	At May 31, 2013, the tax basis cost of the Fund’s investments was $197,744 ($ Thousands), and the unrealized appreciation and depreciation were $11,150 ($ Thousands) and $(1,264) ($ Thousands) respectively.

The following is a list of the inputs used as of May 31, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$200,187	$—	$200,187
Tax Exempt Corporate Bond	—	2,059	—	2,059
Cash Equivalent	5,384	—	—	5,384

Total Investments in Securities	$5,384	$202,246	$—	$207,630

Amounts designated as “—” are $0 or are rounded to $0.

During the period ended May 31, 2013, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Schedule of Investments (Unaudited)

Massachusetts Municipal Bond Fund

May 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 97.9%

Guam — 0.7%
Territory of Guam, Ser A, RB
5.000%, 01/01/18	$250	$287

Massachusetts — 93.2%
Beverly, Municipal Purpose Loan, GO
Callable 01/15/20 @ 100
5.000%, 01/15/22	500	587
Cambridge, GO
5.000%, 01/01/20	300	365
Fall River, GO, AGM
Callable 07/05/13 @ 101
5.250%, 02/01/15	95	96
Massachusetts Bay, Transportation Authority, General Transportation System Project, Ser A, RB, FGIC
7.000%, 03/01/21	430	524
Massachusetts Bay, Transportation Authority, RB
5.875%, 03/01/15	95	101
5.875%, 03/01/15 (A)	90	96
Massachusetts Bay, Transportation Authority, Ser A, RB
5.250%, 07/01/30	500	624
5.000%, 07/01/22	500	617
Massachusetts Bay, Transportation Authority, Ser B, RB
5.250%, 07/01/21	1,000	1,250
Massachusetts Bay, Transportation Authority, Ser C, RB
5.500%, 07/01/18	485	591
5.250%, 07/01/21	250	313
Massachusetts Bay, Transportation Authority, Ser D, RB
5.000%, 07/01/17 (A)	200	234
Massachusetts State, Clean Energy Cooperative, RB
5.000%, 07/01/23	500	603
Massachusetts State, College Building Authority, Ser A, RB
5.000%, 05/01/22	1,000	1,228
Massachusetts State, College Building Authority, Ser B, RB
Callable 05/01/20 @ 100
5.000%, 05/01/22	540	653
Massachusetts State, Development Finance Agency, Babson College Project, Ser A, RB, NATL
5.000%, 10/01/17	500	565
Massachusetts State, Development Finance Agency, Boston College Project, Ser P, RB
Callable 07/01/17 @ 100
5.000%, 07/01/19	250	288

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Development Finance Agency, Boston College Project, Ser R1, RB
5.000%, 07/01/17	$485	$562
Massachusetts State, Development Finance Agency, Brandeis University Project, Ser O1, RB
Callable 10/01/19 @ 100
5.000%, 10/01/22	500	569
Massachusetts State, Development Finance Agency, College Holy Cross Project, Ser B, RB, AMBAC
Callable 09/01/17 @ 100
5.000%, 09/01/18	250	290
Massachusetts State, Development Finance Agency, Partners Health Care System Project, Ser K6, RB
5.000%, 07/01/16	500	563
Massachusetts State, Development Finance Agency, Partners Health Care Systems Project, Ser L, RB
5.000%, 07/01/20	500	599
Massachusetts State, Development Finance Agency, Phillips Academy Project, RB
5.000%, 09/01/18	250	301
Massachusetts State, Development Finance Agency, RB
4.000%, 07/01/18	150	168
Massachusetts State, Development Finance Agency, Tufts Medical Center Project, Ser I, RB
5.000%, 01/01/19	300	340
Massachusetts State, Development Finance Agency, Visual & Performing Arts Project, RB
5.750%, 08/01/14	500	530
Massachusetts State, Development Finance Agency, Whitehead Institute for Biomedical Research Project, RB
5.000%, 06/01/18	500	595
Massachusetts State, Educational Financing Authority, Ser A, RB
5.500%, 01/01/17	500	570
Massachusetts State, Educational Financing Authority, Ser J, AMT, RB
5.000%, 07/01/20	500	545
Massachusetts State, Health & Educational Facilities Authority, Eye & Ear Infirmary Project, Ser C, RB
5.000%, 07/01/18	500	558
Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser A, RB
Callable 11/15/18 @ 100
5.250%, 11/15/21	500	605

1	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Schedule of Investments (Unaudited)

Massachusetts Municipal Bond Fund

May 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser A, RB
Callable 12/15/19 @ 100
5.000%, 12/15/24	$500	$595
Massachusetts State, Health & Educational Facilities Authority, Lahey Clinic Medical Center Project, Ser C, RB, NATL-RE FGIC
5.000%, 08/15/15	1,070	1,171
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser K, RB
5.500%, 07/01/22	250	323
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/29	500	659
Massachusetts State, Health & Educational Facilities Authority, Northeastern University Project, Ser A, RB
5.000%, 10/01/17	500	578
Massachusetts State, Health & Educational Facilities Authority, Partners Health Care System Project, Ser G, RB
Callable 07/01/17 @ 100
5.000%, 07/01/18	200	229
Massachusetts State, Health & Educational Facilities Authority, RB
5.000%, 07/01/19	250	298
Massachusetts State, Health & Educational Facilities Authority, Suffolk University Project, Ser A, RB
Callable 07/01/19 @ 100
6.000%, 07/01/24	500	579
Massachusetts State, Port Authority, Bosfuel Project, AMT, RB, NATL- RE FGIC
5.000%, 07/01/16	750	832
Massachusetts State, Port Authority, Ser B, RB
Callable 07/01/20 @ 100
5.000%, 07/01/21	500	608
Massachusetts State, Port Authority, Ser C, RB, NATL
Pre-Refunded @ 100
5.000%, 07/01/13 (B)	40	40
Massachusetts State, Port Authority, Ser C, AMT, RB, AGM
5.000%, 07/01/15	1,150	1,244

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, School Building Authority, School Building Project, Ser A, RB, AMBAC
5.000%, 08/15/17	$500	$583
Massachusetts State, School Building Authority, Ser A, RB
Callable 08/15/22 @ 100
5.000%, 08/15/23	1,000	1,213
Massachusetts State, School Building Authority, Ser A, RB
5.000%, 05/15/17	500	579
5.000%, 08/15/21	1,000	1,226
Massachusetts State, School Building Authority, Ser B, RB
5.000%, 10/15/16	300	343
5.000%, 10/15/21	210	257
Massachusetts State, Ser A, GO, AGM
5.250%, 08/01/20	500	621
Massachusetts State, Ser B, GO
5.250%, 08/01/22	500	626
5.250%, 08/01/23	250	315
Massachusetts State, Ser B, GO, AGM
5.250%, 09/01/21	500	624
Massachusetts State, Ser B, GO, NATL
5.250%, 08/01/22	1,000	1,252
Massachusetts State, Ser C, GO, NATL
5.500%, 12/01/20	750	948
Massachusetts State, Ser D, GO
5.500%, 10/01/16	200	232
5.500%, 11/01/19	1,150	1,435
Massachusetts State, Water Pollution Abatement Trust, MWRA Program, Ser A, RB
6.000%, 08/01/19	500	637
Massachusetts State, Water Pollution Abatement Trust, Pool Program, Ser 8, RB
Callable 07/05/13 @ 100
5.250%, 08/01/13	5	5
Massachusetts State, Water Pollution Abatement Trust, Pool Program, Ser A, RB
5.250%, 08/01/19	450	553
Massachusetts State, Water Pollution Abatement Trust, State Revolving Fund, Ser 14, RB
5.000%, 08/01/19	1,000	1,215
Massachusetts State, Water Resources Authority, Ser B, RB, AGM
5.250%, 08/01/23	500	633
Massachusetts State, Water Resources Authority, Ser J, RB, AGM
5.250%, 08/01/18	500	603

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Schedule of Investments (Unaudited)

Massachusetts Municipal Bond Fund

May 31, 2013

Description	Face Amount ($ Thousands) / Shares	Value ($ Thousands)

Metropolitan Boston, Transit Parking Authority, RB
Callable 07/01/21 @ 100
5.000%, 07/01/22	$500	$595
Springfield, Municipal Purpose Loan, GO, NATL
5.250%, 08/01/15	500	550
University of Massachusetts, Building Authority, Ser 1, RB
5.000%, 11/01/20	500	612
University of Massachusetts, Building Authority, Ser 2009-1, RB
5.000%, 05/01/17	1,000	1,156

		39,499

Puerto Rico — 4.0%
Puerto Rico Commonwealth, Electric Power Authority, Ser LL, RB, NATL
5.500%, 07/01/18	250	272
Puerto Rico Commonwealth, Electric Power Authority, Ser QQ, RB, XLCA
5.500%, 07/01/16	250	268
Puerto Rico Commonwealth, GO
6.500%, 07/01/13	250	251
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser Y, RB, NATL
6.250%, 07/01/14	5	5
6.250%, 07/01/14 (A)	45	48
Puerto Rico Commonwealth, Infrastructure Financing Authority, Special Tax, Ser C, RB, AMBAC
5.500%, 07/01/16	250	266
Puerto Rico Commonwealth, Sales Tax Financing, Ser A, RB
Callable 08/01/19 @ 100
5.500%, 08/01/21	500	572

		1,682

Total Municipal Bonds (Cost $38,543) ($ Thousands)		41,468

CASH EQUIVALENT — 0.7%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.020% † (C)	296,544	297

Total Cash Equivalent (Cost $297) ($ Thousands)		297

Total Investments — 98.6% (Cost $38,840) ($ Thousands)††		$41,765

Percentages are based on Net Assets of $42,379 ($ Thousands).

†	Investment in Affiliated Security

(A)	Security is escrowed to maturity.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(C)	Rate shown is the 7-day effective yield as of May 31, 2013.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

Cl — Class

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

Ser — Series

XLCA — XL Capital Assurance

††	At May 31, 2013, the tax basis cost of the Fund’s investments was $38,840 ($ Thousands), and the unrealized appreciation and depreciation were $3,057 ($ Thousands) and $(132) ($ Thousands) respectively.

The following is a list of the inputs used as of May 31, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$41,468	$—	$41,468
Cash Equivalent	297	—	—	297

Total Investments in Securities	$297	$41,468	$—	$41,765

Amounts designated as “—” are $0.

During the period ended May 31, 2013, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

3	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Schedule of Investments (Unaudited)

New Jersey Municipal Bond Fund

May 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 97.0%

New Jersey — 89.0%
Brick Township, General Improvement Project, GO
4.000%, 08/15/19	$1,230	$1,388
Burlington County, Bridge Commission, Governmental Loan Program, RB
Callable 07/05/13 @ 100
5.000%, 10/15/13	20	20
Camden County, Municipal Utilities Authority, County Agreement Project, Ser B, RB, NATL-RE FGIC
5.000%, 07/15/15	1,750	1,916
Freehold, Regional High School District, GO, NATL-RE FGIC
5.000%, 03/01/15	1,280	1,378
Garden State, Preservation Trust, Ser A, RB
5.000%, 11/01/18	985	1,180
4.000%, 11/01/21	2,500	2,885
Garden State, Preservation Trust, Ser C, RB, AGM
5.125%, 11/01/16	1,000	1,149
Gloucester County, Improvement Authority, Ser A, RB
5.000%, 07/15/23	1,000	1,183
4.000%, 09/01/18	460	520
Lacey, Municipal Utilities Authority, RB, AMBAC
Callable 12/01/17 @ 100
5.000%, 12/01/19	550	619
Matawan-Aberdeen, Regional School District, GO
Callable 09/15/21 @ 100
5.000%, 09/15/23	500	582
Monmouth County, Improvement Authority, Government Pooled Loan, RB
5.000%, 01/15/18	700	821
Monmouth County, Improvement Authority, Ser A, RB
5.000%, 08/01/22	1,065	1,314
Montgomery Township, Board of Education, GO
5.000%, 08/01/18	800	948
New Jersey State, Economic Development Authority, Motor Vehicle Surcharges Project, Ser A, RB, NATL
Callable 07/01/14 @ 100
5.250%, 07/01/15	2,000	2,105

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser DD-1, RB
5.000%, 12/15/17	$1,000	$1,171
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser K, RB, AMBAC
Callable 12/15/15 @ 100
5.250%, 12/15/16	1,485	1,659
New Jersey State, Educational Facilities Authority, College of New Jersey Project, Ser D, RB, AGM
Callable 07/01/18 @ 100
5.000%, 07/01/23	2,695	3,014
New Jersey State, Educational Facilities Authority, Princeton University Project, Ser E, RB
5.000%, 07/01/15	2,500	2,740
New Jersey State, Educational Facilities Authority, Princeton University Project, Ser K, RB
5.250%, 07/01/18	700	848
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser I, RB, AMBAC
Callable 07/01/17 @ 100
5.000%, 07/01/18	1,620	1,789
New Jersey State, Environmental Infrastructure Trust, RB
5.250%, 09/01/21 (A)	25	32
5.250%, 09/01/21	975	1,221
New Jersey State, Environmental Infrastructure Trust, Ser A, RB
5.250%, 09/01/21	1,000	1,249
5.000%, 09/01/20	1,220	1,497
New Jersey State, Environmental Infrastructure Trust, Ser AR, RB
4.000%, 09/01/24	1,000	1,153
New Jersey State, GO
5.250%, 08/01/21	2,000	2,489
New Jersey State, Health Care Facilities Financing Authority, Atlanticare Regional Medical Center Project, RB
Callable 07/01/17 @ 100
5.000%, 07/01/21	2,000	2,214
New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project,Ser A, RB
Callable 07/01/22 @ 100
5.000%, 07/01/25	1,000	1,138

1	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Schedule of Investments (Unaudited)

New Jersey Municipal Bond Fund

May 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey State, Health Care Facilities Financing Authority, Children’s Specialized Hospital Project, Ser A, RB
5.000%, 07/01/14	$510	$528
New Jersey State, Health Care Facilities Financing Authority, Children’s Specialized Hospital Project, Ser A, RB
Callable 07/01/15 @ 100
5.000%, 07/01/18	200	208
New Jersey State, Health Care Facilities Financing Authority, Kennedy Health Systems Project, RB
5.000%, 07/01/20	2,040	2,377
New Jersey State, Health Care Facilities Financing Authority, South Jersey Hospital Project, RB
Callable 07/01/16 @ 100
5.000%, 07/01/17	1,875	2,038
New Jersey State, Institute of Technology, Ser A, RB
Callable 07/01/22 @ 100
5.000%, 07/01/25	500	593
5.000%, 07/01/26	400	470
5.000%, 07/01/27	500	585
New Jersey State, Ser H, GO, AGM
5.250%, 07/01/15	1,485	1,633
New Jersey State, Ser Q, GO
5.000%, 08/15/20	1,295	1,581
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB
5.500%, 12/15/21	2,500	3,073
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB, AGM
5.500%, 12/15/16	3,000	3,478
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB, NATL
5.250%, 12/15/21 (A)	15	19
5.250%, 12/15/21	1,600	1,944
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser C, RB, NATL
5.250%, 06/15/13 (A)	3,000	3,004

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser D, RB, AMBAC
Pre-Refunded @ 100
5.000%, 06/15/15 (B)	$2,115	$2,316
New Jersey State, Turnpike Authority, Transportation Systems Project, Ser H, RB
Callable 01/01/19 @ 100
5.000%, 01/01/20	1,000	1,165
Ocean County, GO
4.000%, 08/01/19	710	817
Passaic County, GO
3.000%, 08/15/16	1,000	1,068
Rutgers University, Ser F, RB
Callable 05/01/19 @ 100
5.000%, 05/01/21	1,040	1,221
5.000%, 05/01/22	1,000	1,161
South Jersey, Transportation Authority, Ser A1, RB,
4.000%, 11/01/17	1,000	1,108
West Windsor Plainsboro, Regional School District, GO, AGM
5.000%, 09/15/16	1,075	1,221
5.000%, 09/15/17	635	740

		72,570

New York — 4.2%
New York & New Jersey, Port Authority, Ser 148th, RB, AGM
Callable 08/15/17 @ 100
5.000%, 08/15/19	3,000	3,466

Pennsylvania — 3.2%
Delaware River, Joint Toll Bridge Commission, Ser A, RB, NATL
5.500%, 07/01/18	1,500	1,766
5.000%, 07/01/16	730	816

		2,582

Puerto Rico — 0.6%
Puerto Rico Commonwealth, Ser A, GO
Pre-Refunded @ 100
5.000%, 07/01/14 (B)	470	494

Total Municipal Bonds (Cost $74,630) ($ Thousands)		79,112

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Schedule of Investments (Unaudited)

New Jersey Municipal Bond Fund

May 31, 2013

Description	Shares	Value ($ Thousands)

CASH EQUIVALENT — 3.2%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.020% † (C)	2,584,047	$2,584

Total Cash Equivalent (Cost $2,584) ($ Thousands)		2,584

Total Investments — 100.2% (Cost $77,214) ($ Thousands)††		$81,696

Percentages are based on Net Assets of $81,517 ($ Thousands).

†	Investment in Affiliated Security.

(A)	Security is escrowed to maturity.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(C)	Rate shown is the 7-day effective yield as of May 31, 2013.

AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
Cl	— Class
FGIC	— Financial Guaranty Insurance Company
GO	— General Obligation
NATL	— National Public Finance Guarantee Corporation
RB	— Revenue Bond
RE	— Reinsurance provided by the aforementioned guarantor.
Ser	— Series

††	At May 31, 2013,the tax basis cost of the Fund’s investments was $77,214 ($ Thousands), and the unrealized appreciation and depreciation were $4,631 ($ Thousands) and $(149) ($ Thousands), respectively.

The following is a list of the inputs used as of May 31, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$79,112	$—	$79,112
Cash Equivalent	2,584	—	—	2,584

Total Investments in Securities	$2,584	$79,112	$—	$81,696

Amounts designated as “—” are $0.

During the period ended May 31, 2013, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

3	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Schedule of Investments (Unaudited)

New York Municipal Bond Fund

May 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 100.1%

Guam — 1.1%
Territory of Guam, Section 30, Ser A, RB
Callable 12/01/19 @ 100
5.375%, 12/01/24	$500	$540
Territory of Guam, Ser A, RB
5.000%, 01/01/18	730	839

		1,379

New York — 94.6%
Albany, Municipal Water Finance Authority, Ser A, RB
5.000%, 12/01/21	585	702
Babylon, Industrial Development Agency, Covanta Babylon Project, Ser A, RB
5.000%, 01/01/17	1,000	1,079
Erie County, Fiscal Stability Authority, Sales Tax & State Aid Secured, Ser A, RB
5.000%, 05/15/17	850	985
Erie County, Water Authority, RB
5.000%, 12/01/16	1,000	1,144
Hempstead, Local Development Authority, Molloy College Project, RB
Callable 07/01/19 @ 100
5.250%, 07/01/23	1,500	1,732
Long Island, Power Authority, Ser E, RB, NATL
Callable 12/01/16 @ 100
5.000%, 12/01/18	1,000	1,126
Long Island, Power Authority, Ser E, RB, NATL-RE FGIC
Callable 12/01/16 @ 100
5.000%, 12/01/17	500	563
Metropolitan New York, Transportation Authority, Ser A, RB, NATL-RE FGIC
Callable 11/15/17 @ 100
5.000%, 11/15/18	1,000	1,152
Metropolitan New York, Transportation Authority, Ser A, RB, NATL-RE FGIC
5.500%, 11/15/19	400	489
Metropolitan New York, Transportation Authority, Ser A1, RB
5.000%, 11/15/14	500	533
Metropolitan New York, Transportation Authority, Ser B, RB
Callable 11/15/19 @ 100
5.250%, 11/15/20	500	600

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Metropolitan New York, Transportation Authority, Ser F, RB
Callable 11/15/22 @ 100
5.000%, 11/15/23	$1,000	$1,181
Metropolitan New York, Transportation Authority, Tax Fund Project, Ser A, RB
Callable 11/15/22 @ 100
5.000%, 11/15/23	1,000	1,209
Monroe County, Industrial Development Authority, Rochester Schools Modernization Project, RB
5.000%, 05/01/19	1,365	1,623
Monroe County, Industrial Development Authority, University of Rochester Project, Ser B, RB
5.000%, 07/01/21	1,035	1,249
Mount Sinai, Union Free School District, GO, AMBAC
6.200%, 02/15/14	500	520
New York & New Jersey, Port Authority, RB
5.000%, 12/01/20	1,000	1,212
New York & New Jersey, Port Authority, Ser 85, RB, AMBAC
5.200%, 09/01/15	1,215	1,345
New York City, Educational Construction Fund, Ser A, RB
Callable 04/01/21 @ 100
6.500%, 04/01/22	1,000	1,265
New York City, Health & Hospital System Authority, Ser A, RB
5.000%, 02/15/18	2,000	2,332
New York City, Housing Development, Capital Funding Program, Ser A, RB, NATL-RE FGIC
Callable 07/01/15 @ 100
5.000%, 07/01/16	1,975	2,124
New York City, Industrial Development Agency, Terminal One Group Association Project, AMT, RB
5.500%, 01/01/14	1,000	1,027
New York City, Municipal Water Finance Authority, Ser EE, RB
5.000%, 06/15/17	500	580
New York City, Ser A, GO
5.000%, 08/01/18	1,400	1,659
New York City, Ser A1, GO
5.000%, 10/01/21	1,000	1,209
New York City, Ser A1, GO, AGM
5.000%, 08/01/16	1,000	1,134
New York City, Ser B, GO
5.000%, 08/01/18	2,500	2,963
New York City, Ser E, GO
5.000%, 08/01/17	2,000	2,325
5.000%, 08/01/19	1,000	1,196

1	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Schedule of Investments (Unaudited)

New York Municipal Bond Fund

May 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York City, Ser G, GO, AMBAC
Callable 02/01/16 @ 100
5.000%, 08/01/17	$725	$807
New York City, Ser G1, GO
5.000%, 04/01/20	1,000	1,202
New York City, Ser H, GO
5.000%, 08/01/18	1,600	1,896
New York City, Ser H, GO, NATL-RE FGIC
Callable 08/01/14 @ 100
5.000%, 08/01/15	750	791
New York City, Ser I, GO
5.000%, 08/01/18	1,000	1,185
New York City, Ser I, GO, NATL
Callable 08/01/14 @ 100
5.000%, 08/01/17	495	521
New York City, Ser I1, GO
Callable 04/01/19 @ 100
5.000%, 04/01/20	1,000	1,181
New York City, Ser J1, GO
Callable 06/01/16 @ 100
5.000%, 06/01/17	300	338
New York City, Sub-Ser A7, GO
Callable 07/01/13 @ 100
0.070%, 08/01/20 (A)(B)	300	300
New York City, Sub-Ser E5, GO
Callable 07/11/13 @ 100
0.070%, 08/01/16 (A)(B)	200	200
New York City, Transit Authority, Livingston Plaza Project, RB, AGM
5.400%, 01/01/18 (C)	105	116
New York City, Transitional Finance Authority, Building Aid Revenue Project, Ser S1, RB, NATL-RE FGIC
5.000%, 07/15/16	350	397
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser A1, RB
5.000%, 11/01/19	1,650	2,003
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser D, RB
5.000%, 11/01/17	750	882
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser D1, RB
Callable 11/01/21 @ 100
5.000%, 11/01/22	1,000	1,210
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser A1, RB
5.000%, 11/01/18	1,000	1,201
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser E, RB
5.000%, 11/01/19	1,500	1,820

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser F1, RB
5.000%, 05/01/20	$1,250	$1,519
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser H, RB
5.000%, 11/01/21	1,000	1,228
New York City, Trust for Cultural Resources, Museum of Modern Art Project, Ser 1A, RB
5.000%, 10/01/17	1,000	1,167
New York City, Trust for Cultural Resources, Museum of Modern Art Project, Ser A, RB
5.000%, 04/01/19	500	594
New York State, Dormitory Authority, City University Project, Ser B, RB
5.000%, 07/01/16	1,000	1,128
New York State, Dormitory Authority, Columbia University Project, Ser A, RB
5.000%, 10/01/18	1,000	1,200
New York State, Dormitory Authority, Columbia University Project, Ser A, RB
Callable 07/01/16 @ 100
5.000%, 07/01/20	1,000	1,133
New York State, Dormitory Authority, Cornell University Project, Ser B, RB
5.000%, 07/01/16	500	565
New York State, Dormitory Authority, Education Project, Ser B, RB, AMBAC
5.500%, 03/15/24	1,000	1,279
New York State, Dormitory Authority, General Purpose Project, Ser A, RB
5.000%, 12/15/22	1,475	1,805
New York State, Dormitory Authority, Health Quest Systems Project, Ser B, RB, AGM
5.000%, 07/01/16	655	734
New York State, Dormitory Authority, Hospital Special Surgery Project, RB, FHA
Callable 08/15/19 @ 100
5.500%, 02/15/24	1,150	1,320
New York State, Dormitory Authority, Interfaith Medical Center Project, RB
5.000%, 02/15/18	1,000	1,163
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, Ser 1, RB
5.000%, 07/01/21	1,000	1,213

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Schedule of Investments (Unaudited)

New York Municipal Bond Fund

May 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Dormitory Authority, Mental Health Project, RB, AGM
Callable 02/15/15 @ 100
5.000%, 02/15/16	$1,500	$1,615
New York State, Dormitory Authority, Mental Health Services Facilities Improvement Project, Ser D, RB, AGM
5.250%, 08/15/18	1,000	1,201
New York State, Dormitory Authority, Mental Health Services Facilities Improvement Project, Ser D, RB, NATL-RE FGIC
Callable 02/15/15 @ 100
5.000%, 08/15/19	1,000	1,071
New York State, Dormitory Authority, Mount Sinai School of Medicine Project, RB
Callable 07/01/19 @ 100
5.500%, 07/01/25	1,000	1,115
New York State, Dormitory Authority, Mount Sinai School of Medicine Project, Ser A, RB
5.000%, 07/01/17	1,000	1,137
5.000%, 07/01/18	795	924
New York State, Dormitory Authority, New York University Project, Ser A, RB, NATL
6.000%, 07/01/19	100	124
New York State, Dormitory Authority, New York University Project, Ser B, RB
5.000%, 07/01/16	500	566
New York State, Dormitory Authority, North Shore Long Island Jewish Project, RB
5.000%, 05/01/18	650	754
New York State, Dormitory Authority, NYU Hospital Center Project, Ser A, RB
5.000%, 07/01/20	1,000	1,165
New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB
5.000%, 10/01/20	1,000	1,205
New York State, Dormitory Authority, Ser A, RB
Callable 02/15/19 @ 100
5.250%, 02/15/22	1,000	1,208
New York State, Dormitory Authority, Siena College Project, RB, NATL
5.000%, 07/01/16	500	547
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB, AMBAC
5.250%, 05/15/15	1,170	1,241

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Dormitory Authority, State University Project, RB
5.000%, 05/15/18	$500	$590
New York State, Dormitory Authority, The New School Project, RB
5.000%, 07/01/16	505	564
New York State, Environmental Facilities Authority, Revolving Funds, RB
Callable 06/15/21 @ 100
5.000%, 06/15/24	2,500	2,984
New York State, Environmental Facilities Authority, Revolving Funds, RB
5.000%, 08/15/17	1,100	1,288
New York State, Environmental Facilities Authority, Revolving Funds, Ser A, RB
Callable 06/15/22 @ 100
5.000%, 06/15/24	1,000	1,211
New York State, Environmental Facilities Authority, Revolving Funds, Ser B, RB
5.000%, 11/15/16	1,000	1,151
5.000%, 02/15/20	1,000	1,217
New York State, Local Government Assistance Authority, Ser E, RB
6.000%, 04/01/14	355	372
New York State, Mortgage Agency, Higher Education Finance Project, RB
Callable 11/01/19 @ 100
5.250%, 11/01/20	155	173
New York State, Mortgage Agency, Homeowner Mortgage Project, Ser 98, RB
Callable 06/20/13 @ 100
5.050%, 10/01/17	145	145
New York State, Power Authority, Ser A, RB
5.000%, 11/15/22	500	618
New York State, Thruway Authority, Ser A, RB
4.000%, 04/01/16	270	296
New York State, Thruway Authority, Ser B, RB
5.250%, 04/01/18	1,000	1,192
New York State, Thruway Authority, Ser B, RB
Callable 10/01/18 @ 100
5.000%, 04/01/20	1,000	1,182
New York State, Thruway Authority, Ser B, RB, NATL-RE FGIC
Callable 10/01/15 @ 100
5.000%, 04/01/16	2,000	2,213
New York State, Thruway Authority, Ser I, RB
5.000%, 01/01/19	1,200	1,407

3	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Schedule of Investments (Unaudited)

New York Municipal Bond Fund

May 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Urban Development Authority, Personal Income Tax Project, RB, AMBAC
5.500%, 03/15/18	$1,000	$1,203
New York State, Urban Development Authority, Personal Income Tax Project, Ser A1, RB
5.000%, 12/15/16	250	288
5.000%, 12/15/17	1,000	1,181
New York State, Urban Development Authority, Ser A, RB
5.000%, 03/15/19	1,460	1,740
New York State, Urban Development Authority, Service Contract, RB, AGM
5.000%, 01/01/15	500	536
New York State, Urban Development Authority, Service Contract, Ser A, RB
5.000%, 01/01/15	500	536
Sales Tax Asset Receivable, Ser A, RB, NATL
Callable 10/15/14 @ 100
5.000%, 10/15/17	1,000	1,063
Town of Oyster Bay, Public Improvement Project, Ser A, GO
5.000%, 03/15/21	765	906
Triborough, Bridge & Tunnel Authority, RB, NATL
5.500%, 11/15/20	750	935
Triborough, Bridge & Tunnel Authority, Ser A, RB
5.000%, 11/15/18	1,000	1,203
Triborough, Bridge & Tunnel Authority, Ser B, RB
5.000%, 11/15/19	1,000	1,215
5.000%, 11/15/23	2,000	2,467
Triborough, Bridge & Tunnel Authority, Ser C, RB
5.000%, 11/15/15	1,000	1,112
Westchester County, Senior Lien, Ser B, RB
5.000%, 11/01/16	1,000	1,110
Westchester County, Ser C, GO
5.000%, 11/01/17	500	591
Yonkers, Ser A, GO, AGM
5.000%, 05/01/17	300	337

		115,255

Puerto Rico — 4.4%
Puerto Rico Commonwealth, Electric Power Authority, Ser QQ, RB, XLCA
5.500%, 07/01/16	500	536
Puerto Rico Commonwealth, Electric Power Authority, Ser UU, RB, NATL
5.000%, 07/01/19	500	531

Description	Face Amount ($ Thousands) / Shares	Value ($ Thousands)

Puerto Rico Commonwealth, Highway & Transportation Authority, Ser Y, RB, NATL
6.250%, 07/01/14	$10	$10
6.250%, 07/01/14 (C)	115	122
Puerto Rico Commonwealth, Housing Finance Authority, Capital Funding Program, RB, HUD
5.000%, 12/01/13	515	526
Puerto Rico Commonwealth, Infrastructure Financing Authority, Special Tax, Ser C, RB, AMBAC
5.500%, 07/01/16	500	532
5.500%, 07/01/18	1,000	1,073
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser N, RB
5.250%, 07/01/17	565	598
Puerto Rico Commonwealth, Sales Tax Financing, Ser A, RB
Callable 08/01/19 @ 100
5.500%, 08/01/21	1,250	1,429

		5,357

Total Municipal Bonds (Cost $116,445) ($ Thousands)		121,991

CASH EQUIVALENT — 0.1%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.020% † (D)	143,092	143

Total Cash Equivalent (Cost $143) ($ Thousands)		143

Total Investments — 100.2% (Cost $116,588) ($ Thousands)††		$122,134

Percentages are based on Net Assets of $121,850 ($ Thousands).

†	Investment in Affiliated Security.

(A)	Securities are held in connection with a letter of credit issued by a major bank.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2013. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(C)	Security is escrowed to maturity.

(D)	Rate shown is the 7-day effective yield as of May 31, 2013.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

Cl — Class

FGIC — Financial Guaranty Insurance Company

FHA — Federal Housing Administration

GO — General Obligation

HUD — Housing Urban Development

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

Ser — Series

XLCA — XL Capital Assurance

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Schedule of Investments (Unaudited)

New York Municipal Bond Fund

May 31, 2013

††	At May 31, 2013, the tax basis cost of the Fund’s investments was $116,588 ($ Thousands), and the unrealized appreciation and depreciation were $5,939 ($ Thousands) and $(393) ($ Thousands) respectively.

The following is a list of the inputs used as of May 31, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$121,991	$—	$121,991
Cash Equivalent	143	—	—	143

Total Investments in Securities	$143	$121,991	$—	$122,134

Amounts designated as “—” are $0.

During the period ended May 31, 2013 there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

5	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Schedule of Investments (Unaudited)

Pennsylvania Municipal Bond Fund

May 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 102.3%

Guam — 1.1%
Territory of Guam, Section 30, Ser A, RB
Callable 12/01/19 @ 100
5.375%, 12/01/24	$1,000	$1,080

Pennsylvania — 96.1%
Adams County, Industrial Development Authority, Gettysburg College Project, RB
5.000%, 08/15/19	1,000	1,146
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center Project, Ser A, RB
5.000%, 05/15/18	1,000	1,171
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center Project, Ser B, RB
5.250%, 06/15/15	1,000	1,097
Allegheny County, Industrial Development Authority, Duquesne Light-Pollution Control Project, RB, AMBAC
4.350%, 12/01/13	575	585
Allegheny County, Port Authority, RB
5.000%, 03/01/17	750	848
Allegheny County, Sanitary Authority, RB, AGM
Callable 12/01/20 @ 100
5.000%, 06/01/24	1,000	1,165
Allegheny County, Sanitary Authority, RB, AGM
5.000%, 06/01/18	1,000	1,171
5.000%, 12/01/19	500	598
Beaver County, Hospital Authority, Heritage Valley Health Systems Project, RB
5.000%, 05/15/21	1,000	1,178
Bensalem Township, Water & Sewer Authority, RB
Callable 07/05/13 @ 100
6.750%, 12/01/14 (A)	15	16
Berks County, GO, AMBAC
5.850%, 11/15/18	1,000	1,148
Bethel Park Municipal Authority, RB
4.000%, 09/01/16	1,055	1,163
Bethel Park, School District, GO
Callable 08/01/19 @ 100
5.000%, 08/01/22	1,000	1,179
Bucks County, GO
5.000%, 12/01/20	1,000	1,232

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Bucks County, Water & Sewer Authority, RB, AGM
5.000%, 12/01/20	$500	$594
Bucks County, Water & Sewer Authority, RB, FSA
Callable 06/01/15 @ 100
5.000%, 06/01/16	680	734
Central Bucks, School District, GO
Pre-Refunded @ 100
5.000%, 05/15/18 (B)	1,500	1,793
Central Dauphin, School District, GO, NATL
Pre-Refunded @ 100
6.000%, 02/01/16 (B)	1,425	1,631
Chester County, Ser C, GO
5.000%, 07/15/19	1,000	1,210
Clairton, Municipal Authority, Ser B, RB
5.000%, 12/01/20	1,035	1,178
Cumberland County, GO
5.000%, 05/01/19	550	663
Delaware County, Higher Education Authority, Haverford College Project, RB
Callable 05/15/20 @ 100
5.000%, 11/15/21	775	922
Delaware River, Joint Toll Bridge Commission, Ser A, RB
Callable 07/01/22 @ 100
5.000%, 07/01/23	1,000	1,172
Franklin County, Industrial Development Authority, Chambersburg Hospital Project, RB
5.000%, 07/01/18	1,000	1,111
Geisinger Authority, Health Systems, Health Systems Project, Ser C, RB
Callable 06/04/13 @ 100
0.010%, 06/01/41 (C)	4,200	4,200
Lancaster County, Hospital Authority, Lancaster General Hospital Project, Ser B, RB
Callable 03/15/17 @ 100
5.000%, 03/15/20	1,000	1,100
McKeesport, Municipal Authority, RB, AGM
5.000%, 12/15/21	1,290	1,483
Montgomery County, Higher Education & Health Authority, Dickinson College Project, Ser FF1, RB, CIFG
5.000%, 05/01/16	1,140	1,264

1	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Schedule of Investments (Unaudited)

Pennsylvania Municipal Bond Fund

May 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Montgomery County, Industrial Development Authority, Jefferson Health Systems Project, Ser A, RB
5.000%, 10/01/19	$830	$979
Montgomery County, Industrial Development Authority, Montenay Project, Ser A, RB, NATL
5.250%, 11/01/14	1,000	1,048
Montgomery County, Ser C, GO
Callable 12/15/19 @ 100
5.000%, 12/15/23	1,000	1,172
North Wales, Water Authority, Ser A, RB
5.000%, 11/01/17	1,350	1,569
Northampton/Bucks County, Municipal Authority, RB
Callable 07/05/13 @ 100
6.750%, 11/01/13 (A)	5	5
Penn State University, Ser A, RB
Callable 03/01/19 @ 100
5.000%, 03/01/22	835	967
Penn State University, Ser B, RB
5.250%, 08/15/21	1,000	1,233
Pennsylvania Higher Educational Facilities Authority, State System Higher Education Project, Ser AL, RB
5.000%, 06/15/20	500	601
Pennsylvania State, Economic Development Financing Authority, Ser A, RB
5.000%, 07/01/18	1,000	1,197
Pennsylvania State, Economic Development Financing Authority, Unemployment Compensation Revenue Project, RB
Callable 07/01/19 @ 100
5.000%, 07/01/20	1,525	1,836
Pennsylvania State, Economic Development Financing Authority, York Water Project, Ser A, AMT, RB, XLCA
Callable 04/01/14 @ 100
5.000%, 04/01/16	1,450	1,488
Pennsylvania State, GO
Callable 11/15/21 @ 100
5.000%, 11/15/22	1,000	1,208
Pennsylvania State, GO
5.000%, 07/01/19	1,000	1,205
Pennsylvania State, Higher Education Assistance Agency, Capital Acquisition Project, RB
Callable 12/15/20 @ 100
5.000%, 12/15/21	1,000	1,171

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pennsylvania State, Higher Educational Facilities Authority, Allegheny Delaware Valley Obligation Project, Ser A, RB, NATL
Callable 07/05/13 @ 100
5.875%, 11/15/16	$20	$20
Pennsylvania State, Higher Educational Facilities Authority, Allegheny Delaware Valley Obligation Project, Ser C, RB, NATL
Callable 07/05/13 @ 100
5.875%, 11/15/18	2,000	2,001
Pennsylvania State, Higher Educational Facilities Authority, Bryn Mawr College Project, RB
5.000%, 12/01/17	2,500	2,931
Pennsylvania State, Higher Educational Facilities Authority, Carnegie Mellon University Project, RB
Callable 02/01/19 @ 100
5.000%, 08/01/19	1,000	1,180
5.000%, 08/01/21	1,000	1,160
Pennsylvania State, Higher Educational Facilities Authority, Ser AJ, RB
Callable 06/15/19 @ 100
5.000%, 06/15/20	1,500	1,768
Pennsylvania State, Higher Educational Facilities Authority, State System Higher Education Project, Ser AL, RB
5.000%, 06/15/18	1,000	1,178
Pennsylvania State, Higher Educational Facilities Authority, Temple University Project, RB
Callable 04/01/22 @ 100
5.000%, 04/01/23	500	592
Pennsylvania State, Higher Educational Facilities Authority, Thomas Jefferson University Project, RB
Callable 03/01/20 @ 100
5.000%, 03/01/23	1,465	1,672
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Project, Ser A, RB
5.000%, 09/01/19	3,125	3,778
Pennsylvania State, Intergovernmental Cooperative Authority, Philadelphia Funding Program, SAB
5.000%, 06/15/18	1,000	1,185
Pennsylvania State, Ser 1, GO
Pre-Refunded @ 100
5.000%, 05/15/18 (B)	1,000	1,195

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Schedule of Investments (Unaudited)

Pennsylvania Municipal Bond Fund

May 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pennsylvania State, Ser 3, GO, AGM
5.375%, 07/01/20	$1,000	$1,245
Pennsylvania State, Turnpike Commission, RB
Callable 12/01/21 @ 100
5.000%, 12/01/23	1,000	1,162
Pennsylvania State, Turnpike Commission, Ser A, RB
5.000%, 12/01/22	1,050	1,246
Pennsylvania State, Turnpike Commission, Ser B, RB
Callable 12/01/19 @ 100
5.000%, 12/01/20	2,000	2,357
Philadelphia, Airport Revenue Authority, Ser C, AMT, RB
5.000%, 06/15/18	1,000	1,164
Philadelphia, Gas Works Revenue Authority, Ser 10, RB, AGM
5.000%, 07/01/18	1,325	1,521
Philadelphia, Gas Works Revenue Authority, Ser 12B, RB, NATL
7.000%, 05/15/20 (A)	675	829
Philadelphia, GO
Callable 08/01/16 @ 100
5.000%, 08/01/17	1,000	1,101
Philadelphia, School District, Ser C, GO
5.000%, 09/01/20	1,000	1,161
Philadelphia, Water & Sewer Revenue Authority, Ser A, RB
Callable 01/01/19 @ 100
5.250%, 01/01/25	1,000	1,136
Philadelphia, Water & Sewer Revenue Authority, Ser C, RB, AGM
5.000%, 08/01/18	400	472
Pittsburgh, Public Schools District, Ser B, GO, AGM
5.000%, 09/01/18	1,740	2,024
Pittsburgh, Ser A, GO, AMBAC
5.500%, 09/01/14	700	719
Pittsburgh, Urban Redevelopment Authority, Center Triangle Tax Increment, Ser B, TA
Callable 07/01/13 @ 100
6.250%, 03/15/15 (D)	400	402
Plum Boro, School District, Ser A, GO
Callable 09/15/23 @ 100
5.000%, 09/15/24	1,000	1,188
Reading Area, Water Authority, RB, AGM
Callable 06/01/17 @ 100
5.000%, 12/01/21	2,080	2,264
Southeastern Pennsylvania, Transportation Authority, RB
5.000%, 03/01/18	1,000	1,165

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Spring-Ford, Area School District, GO, AGM
Callable 09/01/15 @ 100
5.000%, 09/01/21	$1,000	$1,082
Trinity, Area School District, GO, AGM
5.000%, 11/01/17	500	571
University of Pennsylvania, Area Joint Authority, RB, AGM
5.000%, 11/01/19	500	580
University of Pittsburgh, University Capital Project, Ser A, RB
5.250%, 09/15/18	1,000	1,204
University of Pittsburgh, University Capital Project, Ser B, RB
Callable 09/15/19 @ 100
5.250%, 09/15/23	1,000	1,187
University of Pittsburgh, University Capital Project, Ser B, RB
Callable 03/15/19 @ 100
5.500%, 09/15/22	500	601
West Shore, Area Authority, Holy Spirit Hospital of the Sisters of Christian Charity, RB
5.250%, 01/01/21	1,000	1,154
Westmoreland County, Ser A, GO
Callable 06/01/23 @ 100
5.000%, 12/01/23	1,000	1,209
Willistown Township, Municipal Sewer Authority, RB
Callable 07/05/13 @ 100
6.000%, 01/01/15 (A)	5	5
York Township, Water & Sewer Authority, RB
5.900%, 08/01/13 (A)	20	20

		95,860

Puerto Rico — 5.1%
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Senior Lien, Ser A, RB
5.000%, 07/01/21	655	660
Puerto Rico Commonwealth, Electric Power Authority, Ser QQ, RB, XLCA
5.500%, 07/01/16	500	536
Puerto Rico Commonwealth, Electric Power Authority, Ser UU, RB, NATL
5.000%, 07/01/19	500	531
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser AA, RB, NATL
5.500%, 07/01/19	180	195
5.500%, 07/01/19 (A)	820	1,022

3	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Schedule of Investments (Unaudited)

Pennsylvania Municipal Bond Fund

May 31, 2013

Description	Face Amount ($ Thousands) / Shares	Value ($ Thousands)

Puerto Rico Commonwealth, Highway & Transportation Authority, Ser N, RB
5.500%, 07/01/24	$1,000	$1,033
Puerto Rico Commonwealth, Sales Tax Financing, Ser A, RB
Callable 08/01/19 @ 100
5.500%, 08/01/21	1,000	1,143

		5,120

Total Municipal Bonds (Cost $97,337) ($ Thousands)		102,060

CASH EQUIVALENT — 0.0%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.020% † (E)	43,950	44

Total Cash Equivalent (Cost $44) ($ Thousands)		44

Total Investments — 102.3% (Cost $97,381) ($ Thousands)††		$102,104

Percentages are based on Net Assets of $99,735 ($ Thousands).

†	Investment in Affiliated Security.

(A)	Security is escrowed to maturity.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(C)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2013. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(D)	Securities are held in connection with a letter of credit issued by a major bank.

(E)	Rate shown is the 7-day effective yield as of May 31, 2013.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

CIFG — CDC IXIS Financial Guaranty

Cl — Class

FSA — Financial Security Assistance

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

XLCA — XL Capital Assurance

††	At May 31, 2013,the tax basis cost of the Fund’s investments was $97,371 ($ Thousands), and the unrealized appreciation and depreciation were $5,122 ($ Thousands) and $(389) ($ Thousands), respectively.

The following is a list of the inputs used as of May 31, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$102,060	$—	$102,060
Cash Equivalent	44	—	—	44

Total Investments in Securities	$44	$102,060	$—	$102,104

Amounts designated as “—” are $0.

During the period ended May 31, 2013, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

May 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 72.9%

Alabama — 0.7%
Birmingham, Special Care Facilities Financing Authority, Baptist Medical Centers Project, Ser A, RB
Callable 11/15/15 @ 100
5.000%, 11/15/30	$1,000	$1,039
Montgomery, Medical Clinic Board, Jackson Hospital & Clinic Project, RB
Callable 03/01/16 @ 100
5.250%, 03/01/36	750	768
Selma, Industrial Development Board, International Paper Project, RB
Callable 12/01/21 @ 100
5.375%, 12/01/35	2,000	2,204

		4,011

Alaska — 0.2%
Alaska State, Industrial Development & Export Authority, Boys & Girls Home Project, RB
Callable 12/01/17 @ 100
6.000%, 12/01/36 (A)	200	100
Matanuska-Susitna, Goose Creek Correctional Center Project, RB, AGM
Callable 09/01/19 @ 100
6.000%, 09/01/32	1,000	1,169

		1,269

Arizona — 1.0%
Arizona State, Health Facilities Authority, Beatitudes Campus Project, RB
Callable 10/01/16 @ 100
5.200%, 10/01/37	1,700	1,639
Arizona State, Health Facilities Authority, Phoenix Children’s Hospital Project, RB
Callable 02/01/22 @ 100
5.000%, 02/01/42	2,500	2,653
Mohave County, Industrial Development Authority, Mohave Prison Expansion Project, RB
Callable 05/01/19 @ 100
8.000%, 05/01/25	400	508
Pima County, Industrial Development Authority, American Charter Schools Foundation Project, Ser A, RB
Callable 07/01/17 @ 100
5.625%, 07/01/38	250	251

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pima County, Industrial Development Authority, Tucson Country Day School Project, RB
Callable 06/01/17 @ 100
5.000%, 06/01/37	$265	$252
Pima County, Industrial Development Authority, Tucson Electric Power Project, Ser A, RB
4.950%, 10/01/20	500	567

		5,870

California — 9.9%
ABAG, Finance Authority for Nonprofit, Sharp Health Care Project, RB
Callable 08/01/19 @ 100
6.250%, 08/01/39	400	463
California State, Communities Development Authority, American Baptist Homes West Project, RB
4.250%, 10/01/15	600	637
California State, Communities Development Authority, California Baptist University Project, RB
6.500%, 11/01/21	500	587
California State, Communities Development Authority, Sutter Health Project, Ser B, RB
Callable 05/15/18 @ 100
5.250%, 11/15/48	2,000	2,233
California State, Economic Recovery Authority, Ser A, GO
Callable 07/01/16 @ 100
5.000%, 07/01/22	1,000	1,106
California State, Health Facilities Financing Authority, Catholic Health Care West Project, Ser A, RB
Callable 07/01/19 @ 100
6.000%, 07/01/39	1,000	1,170
California State, Health Facilities Financing Authority, Cedars-Sinai Medical Center Project, RB
Callable 08/15/19 @ 100
5.000%, 08/15/34	2,000	2,191
California State, Health Facilities Financing Authority, Children’s Hospital of Orange County, RB
Callable 11/01/19 @ 100
6.500%, 11/01/38	1,000	1,193
California State, Health Facilities Financing Authority, Stanford Hospital Clinics Project, Ser A, RB
Callable 08/15/22 @ 100
5.000%, 08/15/51	2,000	2,164

1	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

May 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

California State, Health Facilities Financing Authority, Sutter Health Project, Ser A, RB
Callable 11/15/16 @ 100
5.250%, 11/15/46	$2,500	$2,662
California State, Health Facilities Financing Authority, Sutter Health Project, Ser A, RB
Callable 08/15/23 @ 100
5.000%, 08/15/52	2,000	2,121
California State, Municipal Finance Authority, Azusa Pacific University Project, Ser B, RB
Callable 04/01/21 @ 100
7.750%, 04/01/31	1,375	1,614
California State, Municipal Finance Authority, Biola University Project, RB
Callable 04/01/18 @ 100
5.875%, 10/01/34	250	282
California State, Various Purposes, GO
Callable 04/01/19 @ 100
6.000%, 04/01/38	2,000	2,378
Chino, Public Financing Authority, SAB
Callable 09/01/22 @ 100
5.000%, 09/01/34	1,400	1,437
5.000%, 09/01/30	1,000	1,041
5.000%, 09/01/27	1,280	1,344
City of Long Beach, Towne Center Project, SAB
Callable 10/01/18 @ 100
5.400%, 10/01/23	650	692
Golden State, Tobacco Securitization, Ser A1, RB
Callable 06/01/17 @ 100
5.750%, 06/01/47	20,110	18,806
Imperial, Irrigation District, Ser C, RB
Callable 11/01/20 @ 100
5.000%, 11/01/36	1,540	1,670
Palomar Pomerado, Health Care Authority, Ser D, COP
Callable 11/01/20 @ 100
5.250%, 11/01/21	1,000	1,100
Poway, School Facilities Improvement Authority, Unified School District Capital Appreciation Project, GO
6.770%, 08/01/38 (B)	5,410	1,621
Sacramento State, Municipal Utility District, Ser B, RB
Callable 08/15/23 @ 100
5.000%, 08/15/30	3,000	3,461

Description	Face Amount ($ Thousands)	Value ($ Thousands)

San Francisco City & County, Airports Commission, San Francisco International Airport Project, Ser 32F, RB, NATL-RE FGIC
5.000%, 05/01/15	$1,000	$1,087
San Francisco City & County, Redevelopment Agency, Succesor Agency Community Project, RB
Callable 08/01/22 @ 100
5.000%, 08/01/30	1,000	1,098
South Placer, Wastewater Authority, Ser D, RB
Callable 05/01/14 @ 100
0.950%, 11/01/14 (C)	1,800	1,807
Southern California, Waterworks Revenue Authority, Metropolitan Water District Project, Ser A1, RB
Callable 07/04/13 @ 100
0.100%, 07/01/23 (C)	600	600
Windsor, Unified School District, Election 2008, Ser D, GO
6.940%, 08/01/35 (B)	1,800	633

		57,198

Colorado — 1.3%
Colorado State, Health Facilities Authority, Valley View Hospital Association Project, RB
Callable 05/15/18 @ 100
5.750%, 05/15/36	500	534
Colorado State, Public Energy Authority, RB
6.500%, 11/15/38	2,000	2,669
6.250%, 11/15/28	650	817
Denver, Regional Transportation District, Denver Transportation Partners Project, RB
Callable 07/15/20 @ 100
6.000%, 01/15/34	500	580
E-470, Public Highway Authority, Ser C, RB
Callable 09/01/20 @ 100
5.375%, 09/01/26	2,500	2,787

		7,387

Connecticut — 0.9%
Connecticut State, Health & Educational Facilities Authority, Hartford Health Care Project, RB, AGM
Callable 07/01/21 @ 100
5.000%, 07/01/41	5,000	5,335

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

May 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Delaware — 0.4%
Delaware State, Economic Development Authority, Newark Charter School Project, RB
Callable 03/01/22 @ 100
5.000%, 09/01/42	$675	$720
4.625%, 09/01/32	1,635	1,669

		2,389

Florida — 2.5%
Alachua County, Health Facilities Authority, Oak Hammock University Project, Ser A, RB
Callable 10/01/22 @ 102
8.000%, 10/01/42	1,000	1,210
8.000%, 10/01/32	500	610
Florida State, Developmental Finance Authority, Renaissance Charter School Project, Ser A, RB
6.500%, 06/15/21	500	578
Florida State, University Square Community Development District, Ser A1, SAB
Callable 05/01/17 @ 100
5.875%, 05/01/38	150	153
Jacksonville, Economic Development Commission, Gerdau Ameristeel Project, AMT, RB
Callable 08/05/13 @ 100
5.300%, 05/01/37	1,500	1,500
Jacksonville, Sales Tax Revenue Authority, Better Jacksonville Project, RB
Callable 10/01/22 @ 100
5.000%, 10/01/28	2,350	2,680
Martin County, Health Facilities Authority, Martin Memorial Medical Center Project, RB
Callable 11/15/21 @ 100
5.500%, 11/15/42	1,000	1,082
Seminole Indian Tribe, Ser A, RB
Callable 10/01/17 @ 100
5.250%, 10/01/27	250	269
St. Johns County, Industrial Development Authority, Presbyterian Retirement Project, Ser A, RB
Callable 08/01/20 @ 100
5.875%, 08/01/40	500	562
Tampa Bay Water, RB
Callable 10/01/23 @ 100
5.000%, 10/01/38	5,000	5,636

		14,280

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Georgia — 1.5%
City of Atlanta, Department of Aviation, Ser B, RB
Callable 01/01/22 @ 100
5.000%, 01/01/42	$3,000	$3,275
	2,000
5.000%, 01/01/37		2,205
DeKalb County, Hospital Authority, DeKalb Medical Center Project, RB
Callable 09/01/20 @ 100
6.125%, 09/01/40	1,000	1,160
Georgia State, Medical Center Hospital Authority, Spring Harbor Green Island Project, RB
Callable 07/01/17 @ 100
5.250%, 07/01/37	600	594
Georgia State, Municipal Electric Authority, Project One, Ser A, RB
5.250%, 01/01/17	450	517
Georgia State, Municipal Electric Authority, Vogtle Units 3 & 4 Project, Ser B, RB
5.000%, 04/01/17	1,000	1,146

		8,897

Hawaii — 0.1%
Hawaii State, Special Purpose Revenue Authority, Pacific Health Project, Ser B, RB
Callable 07/01/20 @ 100
5.750%, 07/01/40	500	544

Idaho — 0.1%
Idaho State, Health Facilities Authority, Trinity Health Group Project, Ser B, RB
Callable 12/01/18 @ 100
6.250%, 12/01/33	250	291

Illinois — 1.7%
Belleville, Frank Scott Parkway Redevelopment Project, Ser A, TA
Callable 11/01/17 @ 100
5.700%, 05/01/36	250	254
City of Chicago, O’Hare International Airport Revenue, Third Lien, Ser B, RB, NATL
5.250%, 01/01/16	1,090	1,213
5.250%, 01/01/18	1,500	1,751
City of Chicago, Midway Airport Revenue, Second Lien, Ser B, RB
5.000%, 01/01/34 (C)	2,000	2,124

3	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

May 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Hillside Village, Mannheim Redevelopment Project, TA
Callable 01/01/18 @ 102
7.000%, 01/01/28	$500	$497
Illinois State, Finance Authority, Carle Foundation Project, Ser A, RB
Callable 08/15/21 @ 100
6.000%, 08/15/41	200	232
Illinois State, Finance Authority, Fairview Obligation Group Project, Ser A, RB
Callable 08/15/18 @ 100
6.250%, 08/15/35 (A)	500	10
Illinois State, Finance Authority, Leafs Hockey Club Project, Ser A, RB
Callable 03/01/17 @ 100
6.000%, 03/01/37 (A)	300	102
Illinois State, Finance Authority, OSF Health Care System Project, Ser A, RB
Callable 05/15/19 @ 100
7.125%, 11/15/37	1,000	1,196
Illinois State, Finance Authority, Sherman Health System Project, Ser A, RB
Callable 08/01/17 @ 100
5.500%, 08/01/37	250	272
Illinois State, Railsplitter Tobacco Settlement Authority, RB
Callable 06/01/21 @ 100
6.000%, 06/01/28	2,000	2,411

		10,062

Indiana — 1.9%
Indiana State, Finance Authority, Ohio River Bridge Project, AMT, RB
Callable 07/01/23 @ 100
5.000%, 07/01/48	1,000	1,026
Indiana State, Finance Authority, Educational Facilities, Historical Project, RB
Callable 07/01/20 @ 100
5.000%, 07/01/40	375	388
Indiana State, Finance Authority, Ohio Valley Electric Project, Ser A, RB
Callable 06/01/22 @ 100
5.000%, 06/01/32	3,450	3,681
Indiana State, Health Facility Finance Authority, Ascension Health Project, Ser A7, RB
5.000%, 10/01/26 (C)	500	541

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Indiana State, Municipal Power Agency, Ser B, RB
Callable 01/01/19 @ 100
6.000%, 01/01/39	$1,000	$1,155
Indiana State, Municipal Power Agency, Ser B, RB
Callable 01/01/14 @ 100
5.750%, 01/01/34	1,000	1,024
Jasper County, Pollution Control Board, Ser C, RB, NATL
5.850%, 04/01/19	1,000	1,155
Vigo County, Hospital Authority, Union Hospital Project, RB
Callable 09/01/21 @ 100
7.500%, 09/01/22	1,715	2,208

		11,178

Iowa — 3.8%
Iowa State, Finance Authority, IA Fertilizer Company Project, RB
Callable 12/01/18 @ 100
5.500%, 12/01/22	20,000	20,884
Iowa State, Finance Authority, Deerfield Retirement Community Project, Ser A, RB
Callable 11/15/17 @ 100
5.500%, 11/15/37	900	580
5.500%, 11/15/27	250	161

		21,625

Kansas — 0.6%
Kansas State, Development Finance Authority, Adventist Health Project, RB
Callable 11/15/19 @ 100
5.750%, 11/15/38	500	567
Manhattan, Health Care Facilities Authority, Meadowlark Hills Retirement Project, Ser A, RB
Callable 05/15/17 @ 100
5.000%, 05/15/36	1,500	1,503
Manhattan, Health Care Facilities Authority, Meadowlark Hills Retirement Project, Ser B, RB
Callable 05/15/14 @ 103
5.125%, 05/15/42	1,200	1,206

		3,276

Kentucky — 0.5%
Kentucky State, Economic Development Finance Authority, Baptist Health Care Systems Project, Ser A, RB
Callable 08/15/18 @ 100
5.375%, 08/15/24	1,000	1,138

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

May 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Kentucky State, Economic Development Finance Authority, Owensboro Medical Health Systems Project, Ser A, RB
Callable 06/01/20 @ 100
6.375%, 06/01/40	$500	$586
Ohio County, Pollution Control Revenue Authority, Big Rivers Electric Project, Ser A, RB
Callable 07/15/20 @ 100
6.000%, 07/15/31	250	249
Owen County, Waterworks System Revenue Authority, American Water Project, Ser B, RB
Callable 09/01/19 @ 100
5.625%, 09/01/39	1,000	1,084

		3,057

Louisiana — 1.4%
Louisiana State, Citizens Property Insurance, Ser C3, RB, AGM
Callable 06/01/18 @ 100
6.125%, 06/01/25	1,500	1,775
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Westlake Chemical Project, Ser A2, RB
Callable 11/01/20 @ 100
6.500%, 11/01/35	750	892
Louisiana State, Public Facilities Authority, Ochsner Clinic Foundation Project, RB
4.000%, 05/15/17	800	877
Louisiana State, Public Facilities Authority, Ochsner Clinic Foundation Project, RB
Callable 05/15/21 @ 100
6.500%, 05/15/37	1,000	1,211
Louisiana, Stadium & Exposition District, Ser A, RB
Callable 07/01/23 @ 100
5.000%, 07/01/36	1,000	1,092
New Orleans, Aviation Board, Ser A1, RB, AGM
Callable 01/01/19 @ 100
6.000%, 01/01/23	500	575
Saint John Baptist Parish, Marathon Oil Project, Ser A, RB
Callable 06/01/17 @ 100
5.125%, 06/01/37	1,300	1,381

		7,803

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Maine — 0.4%
Maine State, Finance Authority, Casella Waste Project, AMT, RB
6.250%, 01/01/25 (C)	$2,250	$2,330

Maryland — 2.1%
Maryland State, Economic Development Authority, University of Maryland College Park Project, RB
Callable 06/01/18 @ 100
5.750%, 06/01/33	1,000	1,089
Maryland State, Health & Higher Educational Facilities Authority, King Farm Presbyterian Community Project, Ser A, RB
Callable 01/01/17 @ 100
5.300%, 01/01/37	300	289
Maryland State, Health & Higher Educational Facilities Authority, University of Maryland Medical Project, Ser A, RB
Callable 07/01/22 @ 100
5.000%, 07/01/43	10,000	10,614

		11,992

Massachusetts — 0.7%
Massachusetts State, Development Finance Agency, Foxborough Regional Charter School Project, Ser A, RB
Callable 07/01/20 @ 100
7.000%, 07/01/42	1,500	1,711
Massachusetts State, Development Finance Agency, Merrimack College Project, Ser A, RB
Callable 07/01/22 @ 100
5.000%, 07/01/32	1,000	1,086
Massachusetts State, Educational Financing Authority, Ser I, RB
Callable 01/01/20 @ 100
6.000%, 01/01/28	1,200	1,335

		4,132

Michigan — 1.1%
Detroit, State Aid Distribution, GO,
Callable 11/01/20 @ 100
5.250%, 11/01/35	900	961
Grand Traverse Academy, RB
Callable 11/01/17 @ 100
5.000%, 11/01/36	300	282

5	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

May 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Michigan State, Hospital Finance Authority, Henry Ford Health System Project, Ser A, RB
Callable 11/15/16 @ 100
5.000%, 11/15/38	$1,000	$1,042
Michigan State, Public Educational Facilities Authority, Long-Term Obligation Bradford Project, RB
Callable 09/01/17 @ 102
6.500%, 09/01/37	750	410
Michigan State, Tobacco Settlement Finance Authority, Ser A, RB
Callable 06/01/17 @ 100
6.000%, 06/01/48	1,500	1,385
Royal Oak, Hospital Finance Authority, William Beaumont Hospital Project, RB
Callable 09/01/18 @ 100
8.250%, 09/01/39	500	631
Wayne County, Airport Authority, Metropolitan Detroit Airport Project, Ser A, RB
Callable 12/01/22 @ 100
5.000%, 12/01/42	1,500	1,615

		6,326

Minnesota — 1.4%
Falcon Heights, Kaleidoscope Charter School Project, Ser A, RB
Callable 11/01/15 @ 100
6.000%, 11/01/37	100	98
Faribault, Senoir Housing Authority, Senior Living Project, Ser Senior, RB
Callable 05/01/18 @ 102
6.750%, 05/01/36	315	341
Minneapolis, Health Care Authority, Fairview Health Services Project, Ser A, RB
Callable 11/15/18 @ 100
6.750%, 11/15/32	300	352
Minnesota State, Higher Education Facilities Authority, Bethel University Project, Ser 6R, RB
Callable 05/01/17 @ 100
5.500%, 05/01/37	1,000	1,057
Minnesota State, Higher Education Facilities Authority, Gustavus Adolfus Project, Ser B, RB
4.000%, 10/01/19	625	713
Minnesota State, Higher Education Facilities Authority, Scholastic College Project, Ser H, RB
Callable 12/01/19 @ 100
5.250%, 12/01/35	1,500	1,636

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Northern Minnesota, Municipal Power Agency, Ser A1, RB
5.000%, 01/01/19	$1,000	$1,185
Rochester, Mayo Clinic Project, Ser A, RB
4.000%, 11/15/30 (C)	2,000	2,280
Washington County, Housing & Redevelopment Authority, Birchwood & Woodbury Projects, Ser A, RB
Callable 06/01/17 @ 100
5.625%, 06/01/37	500	507

		8,169

Missouri — 0.3%
Kansas City, Shoal Creek Parkway Project, TA
Callable 06/01/16 @ 100
5.000%, 06/01/21	300	311
Lees Summit, Summit Fair Project, TA
Callable 04/01/19 @ 100
5.625%, 10/01/23	645	685
Manchester, Highway 141/Manchester Road Project, TA
Callable 11/01/19 @ 100
6.875%, 11/01/39	250	265
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, RB, NATL
Callable 01/01/16 @ 100
5.000%, 01/01/20	420	443

		1,704

Nebraska — 0.9%
Central Plains Energy Project, Energy Project No.3, RB
Callable 09/01/22 @ 100
5.000%, 09/01/42	5,000	5,363

New Jersey — 3.6%
Burlington County, Bridge Commission, The Evergreens Project, RB
Callable 01/01/18 @ 100
5.625%, 01/01/38	250	257
New Jersey State, Economic Development Authority, Ser A, RB
Callable 08/05/13 @ 100
6.000%, 05/15/28	210	209
New Jersey State, Health Care Facilities Financing Authority, Hackensack University Medical Center Project, Ser B, RB
5.000%, 01/01/17	1,000	1,103

6	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

May 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey State, Tobacco Settlement Financing Authority, Ser 1A, RB
Callable 06/01/17 @ 100
5.000%, 06/01/41	$13,000	$11,455
4.750%, 06/01/34	1,000	880
New Jersey State, Transportation Trust Fund Authority, Transportation System Project, Ser A, RB
5.000%, 06/15/13 (D)	1,225	1,227
New Jersey State, Turnpike Authority, Ser A, RB
Callable 07/01/22 @ 100
5.000%, 01/01/43	5,000	5,381

		20,512

New Mexico — 0.4%
Farmington, Pollution Control Authority, Public Service Project, Ser B, RB
Callable 11/01/20 @ 100
4.700%, 09/01/24	2,000	2,240

New York — 7.3%
Brooklyn Arena, Local Development Authority, Barclays Center Project, RB
Callable 01/15/20 @ 100
6.375%, 07/15/43	500	593
6.250%, 07/15/40	1,500	1,762
Hudson Yards Infrastructure, Ser A, RB
Callable 02/15/21 @ 100
5.750%, 02/15/47	2,000	2,287
5.250%, 02/15/47	5,500	6,066
Metropolitan New York, Transportation Authority, Ser E, RB
Callable 11/15/22 @ 100
5.000%, 11/15/42	2,500	2,687
New York & New Jersey, Port Authority, JFK International Airport Terminal Project, RB
Callable 12/01/20 @ 100
6.000%, 12/01/36	1,000	1,179
New York City, Industrial Development Agency, Yankee Stadium Project, RB, FGIC
2.903%, 03/01/25 (C)	400	357
2.913%, 03/01/26 (C)	425	373
2.736%, 03/01/16 (C)	250	250
New York City, Liberty Development Authority, Goldman Sachs Headquarters Project, RB
5.500%, 10/01/37	1,000	1,197
5.250%, 10/01/35	500	579

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York City, Liberty Development Authority, World Trade Center Project, RB
Callable 12/15/21 @ 100
5.000%, 12/15/41	$2,000	$2,202
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser F-1, RB
Callable 02/01/23 @ 100
5.000%, 02/01/36	4,000	4,519
New York City, Water & Sewer System, Ser DD, RB
Callable 06/15/23 @ 100
5.000%, 06/15/38	2,000	2,236
New York State, Dormitory Authority, NYU Hospital Center Project, Ser A, RB
Callable 07/01/20 @ 100
6.000%, 07/01/40	500	583
New York State, Dormitory Authority, Pace University Project, Ser A, RB
Callable 05/01/23 @ 100
5.000%, 05/01/38	500	539
5.000%, 05/01/29	600	675
New York State, Dormitory Authority, RB
5.427%, 03/15/39	1,000	1,187
New York State, Liberty Development Authority, Bank of America Tower Project, RB
Callable 01/15/20 @ 100
6.375%, 07/15/49	1,000	1,170
New York State, Liberty Development Authority, World Trade Center Project, RB
Callable 11/15/21 @ 100
5.750%, 11/15/51	5,000	5,757
New York State, Liberty Development Authority, World Trade Center Project, RB
Callable 11/01/13 @ 100
0.230%, 12/01/49 (C)	1,000	1,000
Niagara Area, Development Authority, Covanta Energy Project, AMT, RB
Callable 11/01/17 @ 100
5.250%, 11/01/42	2,000	2,051
St. Lawrence County, Industrial Development Agency, Edward John Noble Hospital Project, RB
Callable 10/01/20 @ 100
6.250%, 10/01/40	1,000	1,069

7	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

May 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Tompkins County, Development Authority, Tompkin Cortland Community Project, RB
Callable 07/01/23 @ 100
5.000%, 07/01/38	$1,500	$1,583

		41,901

North Carolina — 1.1%
City of Charlotte, Ser C, COP
Callable 06/01/23 @ 100
5.000%, 06/01/30	1,115	1,272
North Carolina State, Eastern Municipal Power Agency, Ser A, RB
Callable 01/01/18 @ 100
5.250%, 01/01/20	500	578
North Carolina State, Eastern Municipal Power Agency, Ser B, RB
Callable 01/01/19 @ 100
5.000%, 01/01/26	1,000	1,113
North Carolina State, Medical Care Commission, Deerfield Project, Ser A, RB
Callable 11/01/18 @ 100
6.000%, 11/01/33	250	270
North Carolina State, Medical Care Commission, Galloway Ridge Project, Ser A, RB
Callable 01/01/20 @ 100
6.000%, 01/01/39	1,335	1,412
North Carolina State, Medical Care Commission, Rex Health Care Project, Ser A, RB
5.000%, 07/01/18	500	581
North Carolina State, Medical Care Commission, Village at Brookwood Project, RB
Callable 01/01/14 @ 103
5.250%, 01/01/32	750	769
Surry County, Northern Hospital District, RB
Callable 04/01/18 @ 100
6.250%, 10/01/38	500	538

		6,533

Ohio — 8.3%
Buckeye, Tobacco Settlement Financing Authority, Ser A2, RB
Callable 06/01/17 @ 100
6.500%, 06/01/47	20,305	19,658
6.000%, 06/01/42	1,435	1,324
5.875%, 06/01/47	9,160	8,219

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Butler County, Hospital Facilities Revenue Authority, UC Health Project, RB
Callable 11/01/20 @ 100
5.500%, 11/01/40	$500	$550
Hamilton County, Health Care Facilities Authority, Christ Hospital Project, RB
Callable 06/01/22 @ 100
5.500%, 06/01/42	5,000	5,439
JobsOhio Beverage System, Ser A, RB
Callable 01/01/23 @ 100
5.000%, 01/01/38	10,000	10,964
Ohio State, Higher Educational Facility Commission, Oberlin College Project, RB
5.000%, 10/01/14	1,000	1,058
Ohio State, Higher Educational Facility Commission, University Hospital Health Systems Project, RB
Pre-Refunded @ 100
6.750%, 01/15/39 (E)	500	552

		47,764

Oklahoma — 0.2%
Oklahoma State, Turnpike Authority, Ser F, RB
Callable 07/05/13 @ 100
0.030%, 01/01/28 (C)	900	900

Oregon — 0.0%
Oregon State, Facilities Authority, Concordia University Project, Ser A, RB
Callable 09/01/20 @ 100
6.375%, 09/01/40	150	165

Pennsylvania — 2.3%
Allegheny County, Higher Education Building Authority, Robert Morris University Project, Ser A, RB
Callable 10/15/18 @ 100
6.000%, 10/15/38	250	278
Cumberland County, Municipal Authority, Asbury Obligation Group, RB
Callable 01/01/20 @ 100
6.000%, 01/01/30	2,500	2,722
Cumberland County, Municipal Authority, Messiah Village Project, Ser A, RB
Callable 07/01/18 @ 100
6.000%, 07/01/35	250	265

8	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

May 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Dauphin County, General Authority, Pinnacle Health Systems Project, Ser A, RB
Callable 06/01/19 @ 100
6.000%, 06/01/36	$800	$898
Delaware County, University Revenue Authority, Neumann University Project, RB
Callable 10/01/20 @ 100
5.250%, 10/01/31	1,000	1,088
Delaware River, Port Authority, Port District Project, RB
Callable 01/01/23 @ 100
5.000%, 01/01/24	3,150	3,625
Lancaster County, Hospital Authority, Brethren Village Project, Ser A, RB
Callable 07/01/17 @ 100
6.250%, 07/01/26	250	267
Pennsylvania State, Higher Educational Facilities Authority, Edinboro University Foundation Project, RB
Callable 07/01/20 @ 100
6.000%, 07/01/43	250	279
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health Systems Project, Ser A, RB
Callable 07/01/22 @ 100
5.625%, 07/01/42	1,000	1,065
Philadelphia, Industrial Development Authority, Global Leadership Academy Project, RB
Callable 11/15/20 @ 100
5.750%, 11/15/30	1,000	1,030
Philadelphia, Industrial Development Authority, Ser A, RB
Callable 09/15/17 @ 100
5.500%, 09/15/37	250	242
Susquehanna Area, Regional Airport Authority, Ser A, AMT, RB
Callable 01/01/18 @ 100
6.500%, 01/01/38	1,000	1,111
Wilkes-Barre, Finance Authority, University of Scranton Project, RB
4.000%, 11/01/16	265	288

		13,158

South Carolina — 0.2%
South Carolina State, Jobs- Economic Development Authority, Lutheran Homes Project, RB
Callable 05/01/17 @ 100
5.500%, 05/01/28	1,050	1,080

Description	Face Amount ($ Thousands)	Value ($ Thousands)

South Carolina State, Jobs- Economic Development Authority, The Woodlands at Furman Project, Sub-Ser, RB
Callable 08/05/13 @ 51
–%, 11/15/47 (B)	$76	$1

		1,081

South Dakota — 0.3%
Minnehaha County, Bethany Lutheran Home for the Aged Project, RB
Callable 12/01/17 @ 100
5.500%, 12/01/35	2,000	2,015

Tennessee — 1.5%
Johnson City, Health & Educational Facilities Board, Mountain States Health Alliance Project, RB
Callable 07/01/20 @ 100
6.000%, 07/01/38	500	581
Sullivan County, Health Educational & Housing Facilities Board, Wellmont Health System Project, Ser C, RB
Callable 09/01/16 @ 100
5.250%, 09/01/36	1,250	1,323
Sumner County, Health Educational & Housing Facilities Board, Regional Health Project, Ser A, RB
Callable 11/01/17 @ 100
5.500%, 11/01/37 (A)	20	—
Tennessee State, Energy Acquisition, Ser A, RB
5.250%, 09/01/26	2,000	2,322
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/27	4,000	4,471

		8,697

Texas — 7.5%
Brazos, River Authority, TXU Energy Project, Ser B, AMT, RB
Callable 08/05/13 @ 101
6.300%, 07/01/32 (C)	375	33
Central Texas, Regional Mobility Authority, Senior Lien, Ser Senior Lien, RB
Callable 01/01/21 @ 100
6.000%, 01/01/41	1,000	1,156
Clifton, Higher Education Finance Authority, Idea Public Schools Project, RB
Callable 08/15/21 @ 100
5.500%, 08/15/31	1,000	1,115

9	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

May 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Clifton, Higher Education Finance Authority, Uplift Education Project, Ser A, RB
Callable 12/01/20 @ 100
6.125%, 12/01/40	$500	$569
Dallas/Fortworth International Airport, Ser G, RB
Callable 11/01/20 @ 100
5.000%, 11/01/35	2,000	2,174
Guadalupe-Blanco, River Authority, Texas Central Project, RB
5.625%, 10/01/17	750	835
Gulf Coast, Waste Disposal Authority, Waste Management of Texas Project, Ser C, AMT, RB
Callable 05/01/16 @ 101
5.200%, 05/01/28	500	539
Harris County, Cultural Education Facilities Finance Authority, Baylor College Medical Center Project, RB
Callable 11/15/22 @ 100
4.750%, 11/15/46	5,225	5,296
Harris County, Health Facilities Development Authority, Hermann Health Care Systems Project, Ser B, RB
Pre-Refunded @ 100
7.250%, 12/01/35 (E)	250	332
Harrison County, Health Facilities Development Authority, RB
4.000%, 07/01/14	1,000	1,028
Houston, Airport Systems Revenue Authority, Special Facilities, Continental Airlines Project, Ser B, AMT, RB
Callable 08/05/13 @ 100
6.125%, 07/15/27	1,000	1,004
Houston, Airport Systems Revenue Authority, Special Facilities, Continental Airlines Project, Ser C, AMT, RB
Callable 08/05/13 @ 100
6.125%, 07/15/27	1,020	1,024
Houston, Airport Systems Revenue Authority, Special Facilities, Continental Airlines Project, Ser E, AMT, RB
Callable 08/05/13 @ 100
6.750%, 07/01/29	1,000	1,004
Houston, Airport Systems Revenue Authority, Special Facilities, Continental Airlines Project, AMT, RB
Callable 07/15/21 @ 100
6.625%, 07/15/38	3,000	3,407

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Houston, Higher Education Finance Authority, Cosmos Foundation Project, Ser A, RB
Callable 05/15/21 @ 100
6.500%, 05/15/31	$1,500	$1,877
Lower Colorado, River Authority, Ser A, RB
Callable 05/15/22 @ 100
5.000%, 05/15/39	1,000	1,089
Lubbock, Health Facilities Development Authority, Carillon Project, Ser A, RB
Callable 07/01/16 @ 101
6.500%, 07/01/26	170	177
Lufkin, Health Facilities Development Authority, Memorial Health Systems East Texas Project, RB
Callable 02/15/17 @ 100
5.500%, 02/15/37	250	258
North Texas, Tollway Authority, Ser A, RB
Callable 02/01/20 @ 100
6.250%, 02/01/23	2,000	2,295
North Texas, Tollway Authority, Ser A, RB
Callable 01/01/18 @ 100
5.625%, 01/01/33	250	280
North Texas, Tollway Authority, Ser F, RB
Callable 01/01/18 @ 100
5.750%, 01/01/33	1,200	1,339
Pharr, Higher Education Finance Authority, Idea Public Schools Project, Ser A, RB
Callable 08/15/19 @ 100
6.500%, 08/15/39	500	574
Red River, Health Facilities Development Authority, Wichita Falls Retirement Foundation Project, RB
Callable 01/01/22 @ 100
5.500%, 01/01/32	500	519
5.125%, 01/01/41	500	503
San Juan, Higher Education Finance Authority, Idea Public Schools Project, Ser A, RB
Callable 08/15/20 @ 100
6.700%, 08/15/40	500	588
Tarrant County, Cultural Education Facilities Finance Authority, Baylor Health Care Systems Project, RB
Callable 11/15/18 @ 100
6.250%, 11/15/29	500	584

10	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

May 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser A, RB
5.250%, 12/15/23	$670	$785
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser D, RB
6.250%, 12/15/26	430	540
Texas State, Municipal Gas Acquisition & Supply III, RB
Callable 12/15/22 @ 100
5.000%, 12/15/29	10,000	10,679
Tyler, Health Facilities Development Authority, East Texas Medical Center Project, Ser A, RB
Callable 11/01/17 @ 100
5.375%, 11/01/37	150	158
Wise County, Parker County Junior College District Project, RB
Callable 08/15/21 @ 100
8.000%, 08/15/34	1,000	1,192

		42,953

Utah — 0.1%
Utah State, Charter School Finance Authority, Rockwell Charter School Project, Ser A, RB
Callable 02/15/19 @ 100
6.750%, 08/15/28	500	442

Vermont — 0.4%
Vermont State, Economic Development Authority, Casella Waste System, AMT, RB
Callable 08/05/13 @ 100
4.750%, 04/01/36 (C)	1,500	1,499
Vermont State, Economic Development Authority, Central Vermont Public Service Project, RB
5.000%, 12/15/20	750	886

		2,385

Virginia — 2.0%
Chesterfield County, Economic Development Authority, Brandermill Woods Project, RB
Callable 01/01/22 @ 100
5.125%, 01/01/43	1,000	1,011
City of Chesapeake, Expressway Toll Road Revenue, RB
Callable 07/15/28 @ 100
4.875%, 07/15/23 (F)	1,400	798

Description	Face Amount ($ Thousands)	Value ($ Thousands)

City of Richmond, Ser A, RB
Callable 01/15/23 @ 100
5.000%, 01/15/29	$1,010	$1,193
Fauquier County, Industrial Development Authority, Fauquier Hospital Obligation Group Project, Ser A, RB
Callable 10/01/17 @ 100
5.250%, 10/01/37	500	532
James City & County, Economic Development Authority, United Methodist Homes Project, Ser A, RB
5.500%, 07/01/37	200	—
Lewistown, Commerce Center Community Development Authority, RB
Callable 03/01/18 @ 100
6.050%, 03/01/27	250	105
Virginia State, Small Business Financing Authority, Elizabeth River Project, AMT, RB
Callable 07/01/22 @ 100
5.500%, 01/01/42	6,000	6,406
Virginia State, Small Business Financing Authority, Express Lanes Project, Ser Senior Lien, AMT, RB
Callable 01/01/22 @ 100
5.000%, 01/01/40	1,500	1,534
White Oak Village Shops, Community Development Authority, SAB
5.300%, 03/01/17	88	92

		11,671

Washington — 1.0%
Skagit County, Public Hospital District No. 1, Skagit Valley Hospital Project, RB
Callable 12/01/20 @ 100
5.750%, 12/01/35	1,500	1,629
Skagit County, Public Hospital District No. 1, Skagit Valley Hospital Project, RB
4.000%, 12/01/16	460	491
4.000%, 12/01/17	480	517
Washington State, Health Care Facilities Authority, Catholic Health Initiatives Project, Ser D, RB
Callable 10/01/18 @ 100
6.375%, 10/01/36	400	481

11	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

May 31, 2013

Description	Face Amount ($ Thousands) / Shares	Value ($ Thousands)

Washington State, Health Care Facilities Authority, Kadlec Regional Medical Center Project, RB
Callable 12/01/20 @ 100
5.500%, 12/01/39	$1,500	$1,595
Washington State, Housing Finance Commission, Skyline at First Hill Project, Ser A, RB
Callable 01/01/17 @ 100
5.625%, 01/01/38	1,000	1,002

		5,715

West Virginia — 0.3%
West Virginia State, Economic Development Authority, Ohio Power-Amos Project, Ser A, RB
3.125%, 03/01/43 (C)	1,000	1,030
West Virginia State, Hospital Finance Authority, Highland Hospital Obligation Group Project, RB
Callable 10/01/21 @ 103
9.125%, 10/01/41	500	636

		1,666

Wisconsin — 1.0%
University of Wisconsin, Hospitals & Clinics Authority, Ser A, RB
Callable 04/01/23 @ 100
5.000%, 04/01/38	4,500	4,923
Wisconsin State, Health & Educational Facilities Authority, Prohealth Care Obligation Group Project, RB
Pre-Refunded @ 100
6.625%, 02/15/32 (E)	1,000	1,045

		5,968

Total Municipal Bonds (Cost $395,545) ($ Thousands)		420,254

PREFERRED STOCK — 12.8%

Financials — 11 .4%
Aegon
6.875%	1,400	$35
6.500%	9,500	237
6.375%	124,500	3,249
4.000% (C)	13,100	326
Allianz
8.375%	137,400	3,426
Arch Capital Group
6.750%	20,000	549
Astoria Financial
6.500% (G)	25,979	650

Description	Shares	Value ($ Thousands)

Axis Capital Holdings
7.250%	3,358	$85
6.875%	15,000	407
5.500% (G)	66,700	1,611
Bank of America
7.250% (H)	1,210	1,437
6.375%	23,154	585
6.204%	31,300	789
Bank of New York Mellon
5.200%	6,100	155
Barclays Bank PLC
8.125%	39,930	1,014
7.750%	58,500	1,485
7.100%	8,900	223
6.625%	12,500	313
Capital One Financial
6.000%	2,400	61
Citigroup
5.800%	55,000	1,377
City National
5.500%	41,800	1,038
CoBank ACB
11.000%	36,500	1,883
Cullen
5.375%	30,000	750
Deutsche Bank Capital Funding Trust X
7.350%	21,800	564
Deutsche Bank Contingent Capital Trust II
6.550%	122,300	3,235
Deutsche Bank Contingent Capital Trust III
7.600%	30,500	824
First Niagara Financial Group
8.625% (C)	34,000	977
FirstMerit
5.875%	21,700	548
Goldman Sachs Group
6.200%	30,850	785
5.950%	62,100	1,575
4.000% (C)	43,300	1,035
HSBC Holdings PLC
8.000%	36,600	1,021
6.200%	65,200	1,644
HSBC USA
6.500%	21,656	549
4.500% (C)	27,970	710
2.858%	36,500	1,848
ING Groep
8.500%	1,100	28
7.200%	1,700	43
7.050%	47,677	1,200
6.375%	57,500	1,427
6.200%	3,000	75
6.125%	38,164	958

12	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

May 31, 2013

Description	Shares	Value ($ Thousands)

JPMorgan Chase
5.500%	12,500	$316
KeyCorp
7.750% (H)	5,000	647
M&T Bank
6.375% (F)	2,500	2,625
MetLife
6.500%	19,799	499
4.000% (C)	14,900	372
Morgan Stanley Group
4.000% (C)	161,113	3,751
National Westminster Bank PLC
7.763%	10,623	275
PartnerRe
7.250%	15,000	413
6.500%	7,551	191
5.875%	2,000	50
PNC Financial Services Group
6.125% (C)	25,000	682
Principal Financial Group
6.518% (C)	5,900	152
5.563% (C)	5,000	500
Prudential PLC
6.750%	55,110	1,404
RenaissanceRe Holdings
6.600%	10,225	256
6.080%	55,300	1,389
5.375% (G)	10,700	262
Royal Bank of Scotland Group PLC
5.750%	95,177	2,248
Santander Finance
10.500%	16,086	445
State Street
5.250%	6,499	162
TCF Financial
7.500%	10,000	273
Texas Capital Bancshares
6.500%	39,000	971
US Bancorp
7.875%	27,600	693
6.500% (C)	400	12
6.000% (C)	75,000	2,010
5.150%	57,354	1,434
3.500% (C)	16,800	844
Wells Fargo
7.500% (H)	2,111	2,649

		66,256

Utilities — 1.4%
Alabama Power
6.450%	42,000	1,187
Georgia Power
6.500%	15,000	1,671

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Gulf Power
6.450%	9,000	$965
6.000%	6,000	602
Interstate Power & Light
5.100%	80,000	2,035
NSTAR Electric
4.780%	5,000	483
Washington Gas Light
4.800%	1,000	101
Wisconsin Public Service
6.880%	5,000	505

		7,549

Total Preferred Stock (Cost $59,902) ($ Thousands)		73,805

CORPORATE BONDS — 7.9%

Financials — 7.9%
AXA (C)
6.463%, 12/14/18	$2,400	2,442
6.379%, 12/14/36	1,000	1,010
Barclays Bank PLC (C)
6.278%, 12/15/34	500	496
BNP Paribas (C)
7.195%, 06/29/49	3,300	3,510
Charles Schwab (C)
7.000%, 02/28/49	2,600	3,038
Citigroup (C)
8.400%, 04/30/18	2,000	2,300
5.900%, 12/29/49	1,300	1,363
Commonwealth Bank of Australia (C)
6.024%, 03/29/49	500	525
Credit Agricole (C)
6.637%, 05/31/49	2,000	1,920
General Electric Capital (C)
6.250%, 12/15/49	1,400	1,551
HBOS Capital Funding (C)
6.071%, 06/30/49	2,500	2,281
JPMorgan Chase (C)
7.900%, 04/29/49	2,300	2,685
National Capital Trust II (C)
5.486%, 12/29/49	1,300	1,324
PNC Financial Services Group (C)
6.750%, 12/31/49	2,500	2,866
QBE Capital Funding II (C)
6.797%, 06/29/49	2,000	2,032
Rabobank Nederland (C)
11.000%, 12/31/49	4,400	5,896
Societe Generale (C)
5.922%, 04/05/17	2,300	2,254
Standard Chartered PLC (C)
7.014%, 07/30/37	2,000	2,178
6.409%, 01/30/49	2,300	2,351

13	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

May 31, 2013

Description	Face Amount ($ Thousands) / Shares	Value ($ Thousands)

Wachovia Capital Trust III (C)
5.570%, 12/31/49	$2,700	$2,703
Westpac Capital Trust IV (C)
5.256%, 12/29/49	700	724

		45,449

Total Corporate Bonds (Cost $38,216) ($ Thousands)		45,449

U.S. TREASURY OBLIGATIONS — 3.7%
U.S. Treasury Notes
1.750%, 03/31/14	1,000	1,013
0.250%, 03/31/14	3,000	3,003
0.250%, 04/30/14	17,100	17,115

		21,131

Total U.S. Treasury Obligations (Cost $21,134) ($ Thousands)		21,131

CASH EQUIVALENT — 1.4%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A, 0.020% † (I)	8,346,739	8,347

Total Cash Equivalent (Cost $8,347) ($ Thousands)		8,347

Total Investments — 98.7% (Cost $523,144) ($ Thousands)††		$568,986

A summary of outstanding swap agreements held by the Fund at May 31, 2013, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation ($Thousands)
Goldman Sachs	2.75%	3MLibor	06/19/2043	$21,700	$102
Morgan Stanley	2.75%	3MLibor	06/19/2043	12,100	56

					$158

Percentages are based on Net Assets of $576,087 ($ Thousands).

†	Investment in Affiliated Security

(A)	Security in default on interest payment.

(B)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.

(C)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2013. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(D)	Security is escrowed to maturity.

(E)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(F)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on May 31, 2013. The coupon on a step bond changes on a specified date.

(G)	Non-income producing security.

(H)	Convertible

(I)	Rate shown is the 7-day effective yield as of May 31, 2013.

††	At May 31, 2013,the tax basis cost of the Fund’s investments was $523,144 ($Thousands), and the unrealized appreciation and depreciation were $49,828 ($ Thousands) and $(3,986) ($ Thousands) respectively.

ABAG — Association of Bay Area Governments

AGM — Assured Guaranty Municipal

AMT — Alternative Minimum Tax (subject to)

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

PLC — Public Limited Company

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

The following is a summary of the inputs used as of May 31, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$420,254	$—	$420,254
Preferred Stock	64,117	9,688	—	73,805
Corporate Bonds	—	45,449	—	45,449
U.S. Treasury Obligations	—	21,131	—	21,131
Cash Equivalent	8,347	—	—	8,347

Total Investments in Securities	$72,464	$496,522	$—	$568,986

Other Financial Instruments *	Level 1	Level 2	Level 3	Total
Interest Rate Swaps	$—	$158	$—	$158

Total Other Financial Instruments	$—	$158	$—	$158

*	Swap contracts are valued at the unrealized appreciation on the instrument.

Amounts designated as “—” are $0.

During the period ended May 31, 2013, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

14	SEI Tax Exempt Trust / Quarterly Report / May 31, 2013

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective , based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Tax Exempt Trust

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President

Date: July 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President

Date: July 30, 2013

By	/S/ PETER A. RODRIGUEZ
Peter A. Rodriguez, Controller & CFO

Date: July 30, 2013